     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2003

                                                     REGISTRATION NOS. 033-74092
                                                                   AND 811-08288

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.                / /

                       POST-EFFECTIVE AMENDMENT NO. 14 /X/

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 14                      /X/

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

                           (EXACT NAME OF REGISTRANT)


                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                               (NAME OF DEPOSITOR)


                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                  DEPOSITOR'S TELEPHONE NUMBER: (866) 667-0561

Name and Address of Agent for Service:       Copy to:

Craig A. Hawley, Esq.                        Michael Berenson, Esq.
Secretary and General Counsel                Christopher D. Menconi, Esq.
Inviva, Inc.                                 Morgan, Lewis & Bockius LLP
9920 Corporate Campus Drive, Suite 1000      1111 Pennsylvania Avenue, N.W.
Louisville, Kentucky 40223                   Washington, D.C. 20004


It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ________, pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:
/ /     this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                                            LOGO


                        THE ACHIEVEMENT AND THE EDUCATOR

          INDIVIDUAL & GROUP FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY
                                    issued by

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

                                       AND

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Jefferson National). The Contracts are designed for use in retirement planning. The Contracts provide a way for you to invest on a tax-deferred basis in the subaccounts of the Jefferson National Life Annuity Account E ("Variable Account") and the Fixed Account.

   You can invest your Purchase Payments in any of the Variable Account Investment Options listed below or the Fixed Account. Depending on market conditions, you can make or lose money in the Variable Account Investment Options. You can also invest in the Fixed Account of Jefferson National. Money you direct into the Fixed Account earns interest at a rate guaranteed by Jefferson National. Currently, you can allocate Purchase Payments to up to 15 Variable Account Investment Options including the Fixed Account at any one time.

AIM VARIABLE INSURANCE FUNDS
MANAGED BY AIM ADVISORS, INC.
   -  AIM V.I. Basic Value Fund
   -  AIM V.I. Mid Cap Core Equity Fund Series II


THE ALGER AMERICAN FUND


MANAGED BY FRED ALGER MANAGEMENT, INC.

   -  Alger American Growth Portfolio
   -  Alger American Leveraged AllCap Portfolio
   -  Alger American MidCap Growth Portfolio
   -  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

   -  VP Income & Growth Fund
   -  VP International Fund
   -  VP Value Fund


CONSECO SERIES TRUST

MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.

   -  Balanced Portfolio
   -  Conseco 20 Focus Portfolio
   -  Equity Portfolio
   -  Fixed Income Portfolio
   -  Government Securities Portfolio
   -  High Yield Portfolio
   -  Money Market Portfolio


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION--SUB-ADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.


DREYFUS STOCK INDEX FUND (INITIAL SHARES)


MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.


DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)


MANAGED BY THE DREYFUS CORPORATION

   -  Dreyfus VIF--Disciplined Stock Portfolio
   -  Dreyfus VIF--International Value Portfolio


FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   -  Federated Capital Income Fund II (formerly, Federated Utility Fund II)

   -  Federated High Income Bond Fund II (Primary Shares)


MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.

   -  Federated International Equity Fund II
   -  Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.

   -  First American Large Cap Growth Portfolio

   -  First American Mid Cap Growth Portfolio


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
   -  INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)

   -  INVESCO VIF--Financial Services Fund
   -  INVESCO VIF--Health Sciences Fund
   -  INVESCO VIF--High Yield Fund
   -  INVESCO VIF--Real Estate Opportunity Fund
   -  INVESCO VIF--Technology Fund
   -  INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES

MANAGED BY JANUS CAPITAL MANAGEMENT LLC
   -  Growth Portfolio (Institutional Shares)
   -  Growth & Income Portfolio (Institutional Shares)
   -  International Growth Portfolio (Institutional Shares)
   - Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio) (Institutional Shares)


   -  Worldwide Growth Portfolio (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT
   -  Lazard Retirement Equity Portfolio
   -  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.
   -  America's Value Portfolio
   -  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.
   -  Fasciano Portfolio (Class S)
   -  Limited Maturity Bond Portfolio

   -  Midcap Growth Portfolio
   -  Partners Portfolio

   -  Regency Portfolio

PIMCO VARIABLE INSURANCE TRUST
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY
   -  PIMCO PVIT Real Return Fund
   -  PIMCO PVIT Total Return Fund

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

   -  Pioneer Equity Income VCT Portfolio
   -  Pioneer Europe VCT Portfolio

   -  Pioneer Fund VCT Portfolio

ROYCE CAPITAL FUND
MANAGED BY ROYCE & ASSOCIATES, LLC
   -  Small-Cap Portfolio
   -  Micro-Cap Portfolio


RYDEX VARIABLE TRUST

MANAGED BY RYDEX GLOBAL ADVISORS
   -  Juno Fund
   -  Medius Fund
   -  Mekros Fund

   -  Nova Fund
   -  OTC Fund

   -  Sector Rotation Fund
   -  Ursa Fund
   -  U.S. Government Bond Fund
   -  U.S. Government Money Market Fund


SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

   -  Seligman Communications and Information Portfolio (Class 2)
   -  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

   -  Strong Opportunity Fund II


STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   -  Strong Mid Cap Growth Fund II

THIRD AVENUE VARIABLE SERIES TRUST
MANAGED BY EQSF ADVISERS, INC.
   -  Third Avenue Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
   -  Worldwide Absolute Return Fund

   -  Worldwide Bond Fund
   -  Worldwide Emerging Markets Fund
   -  Worldwide Hard Assets Fund
   -  Worldwide Real Estate Fund

   -  Worldwide Ultra Short-Term Income Fund

VARIABLE INSURANCE FUNDS
MANAGED BY CHOICE CAPITAL MANAGEMENT
   -  Choice VIT Market Neutral Fund

   Please read this prospectus carefully before investing and retain it for future reference. It contains important information about the individual and group fixed and variable annuity contracts issued by Jefferson National.

   To learn more about the Contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561 or write us at our administrative office: P.O. Box 36840, Louisville, Kentucky 40233.


THE CONTRACTS:

   -  ARE NOT BANK DEPOSITS
   -  ARE NOT FEDERALLY INSURED
   -  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   -  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL.


May 1, 2003

TABLE OF CONTENTS


                                                                            PAGE
DEFINITIONS                                                                   6
SUMMARY                                                                       6
FEE TABLE                                                                     8
CONDENSED FINANCIAL INFORMATION                                               9
THE COMPANY                                                                  10
    Jefferson National                                                       10
    Contract Owner Inquiries                                                 10
    Financial Statements                                                     10
INVESTMENT OPTIONS                                                           10
    Voting Rights                                                            10
    Fixed Account                                                            11
ACCUMULATION PROVISIONS                                                      11
    Purchase Payments                                                        11
    Allocation of Purchase Payments                                          11
    Accumulation Unit Values                                                 11
TRANSFERS                                                                    12
    How You Can Make Transfers                                               12
    Excessive Trading Limits                                                 12
    Dollar Cost Averaging Program                                            13
    Rebalancing Program                                                      13
    Asset Allocation Program                                                 13
    Interest Sweep Program                                                   13
    Withdrawals                                                              14
    Total Withdrawals                                                        14
    Partial Withdrawals                                                      14
    Suspension of Payments or Transfers                                      14
RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS                              14
RESTRICTIONS UNDER SECTION 403(b) PLANS                                      14
SYSTEMATIC WITHDRAWAL PROGRAM                                                15
LOANS                                                                        15
CHARGES AND DEDUCTIONS                                                       15
    Withdrawal Charge                                                        15
    Withdrawal Charge Waivers                                                15
    Administrative Charges                                                   16
    Mortality and Expense Risk Charge                                        17
    Reduction or Elimination of the Contingent Deferred Sales Charge         17
    Premium Taxes                                                            17
    Fund Expenses                                                            17
OTHER CHARGES                                                                18

DEATH BENEFIT BEFORE MATURITY DATE                                           18
OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN                    18
THE ANNUITY PERIOD--SETTLEMENT PROVISIONS                                    18
    Annuity Options                                                          19
    Transfers After Maturity Date                                            19
    Death On Or After Maturity Date                                          20
OTHER CONTRACT PROVISIONS                                                    20
    Ten-Day Right To Review                                                  20
    Ownership                                                                20
CHANGE OF OWNERSHIP                                                          20
    Qualified Contracts                                                      20
    Modification                                                             20
TAXES                                                                        21
    Annuity Contracts in General                                             21
    Tax Status of the Contracts                                              21
    Taxation of Non-Qualified Contracts                                      21
    Taxation of Qualified Contracts                                          21
    Possible Tax Law Changes                                                 22
GENERAL MATTERS                                                              23
    Performance Information                                                  24
    Distribution of Contracts                                                24
    Legal Proceedings                                                        24
    Legal Matters                                                            24
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                 25
APPENDIX A - CONDENSED FINANCIAL INFORMATION                                 32
APPENDIX B - MORE INFORMATION ABOUT THE FUNDS                                42

DEFINITIONS

   ACCUMULATION UNIT: An accounting unit of measure we use to calculate the Variable Account value of your Contract before the Maturity Date.

   ANNUITANT: The person upon whose life the Contract is issued.

   ANNUITY PAYMENTS: A series of income payments under an annuity option.

   CONTRACT OWNER: The person(s) (including Co-Owners) or entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" in this prospectus.

   CONTRACT VALUE: The total value of your Individual Account values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

   CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

   CODE: Internal Revenue Code of 1986, as amended.


   FIXED ACCOUNT: The general account of Jefferson National. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.


   FUND: The underlying mutual funds (or portfolios of a mutual fund) which the subaccounts of the Variable Account invest in.

   INDIVIDUAL ACCOUNT: The record we establish to represent your interest in an Investment Option before the Maturity Date.

   INVESTMENT OPTIONS: The investment choices available to Contract Owners.

   MATURITY DATE: The date on which annuity payments begin.

   PURCHASE PAYMENTS: The money you invest in the Contract.

   VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.


   VARIABLE ACCOUNT: The separate account we established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into subaccounts.


SUMMARY


   THE CONTRACTS: The Contracts described in this prospectus are individual and group flexible premium variable deferred annuity contracts. The Contracts provide a way for you to invest on a tax-deferred basis in the subaccounts of Jefferson National Life Annuity Account E ("Variable Account") and the Fixed Account. The Contracts provide for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contracts.


   RETIREMENT PLANS: The Contracts may be issued pursuant to either non-qualified retirement plans or plans qualifying for special income tax treatment under the Code. Examples of the plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation plans. See "Taxes".

   PURCHASE PAYMENTS: The Contracts permit you to make Purchase Payments on a flexible basis. This means that you can make payments at any time you like before the Maturity Date. For TSAs, the minimum initial Purchase Payment and the amount of each subsequent Purchase Payment is $50 per month. For IRAs, the minimum initial Purchase Payment is $2,000 and the minimum amount of each additional Purchase Payment is $50. For non-qualified Contracts, the minimum initial Purchase Payment is $5,000 and the minimum amount of each additional Purchase Payment is $2,000 (or $200 each month). If your Purchase Payment is more than $2,000,000 it requires our prior approval.


   INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Jefferson National or the Variable Account Investment Options.


   The portion of your Contract Value allocated to the Variable Account Investment Options will reflect the investment performance of the Funds you select.


   TRANSFERS: Prior to the Maturity Date, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account without charge. Limits on transfers out of the Fixed Account may appy. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing. After the Maturity Date, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity.


   WITHDRAWALS: You may make withdrawals from your Contract before the earlier of the Maturity Date or the death of the Annuitant. We may impose a withdrawal charge and an administrative charge when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.


   LOANS: Under certain circumstances, you may take loans from your Contract.


   DEATH BENEFIT: Generally, if the Annuitant or Contract Owner dies before the Maturity Date, we will pay a death benefit to your beneficiary.

   ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin on the Maturity Date. You can select the Maturity Date, the frequency of the payments and the annuity option.


   TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Contract Value or whatever amount is required in your state.


   TAXES: Generally, your earnings are not taxed until you take them out. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as earnings. The Contract provides that if the Annuitant dies before the Maturity Date, we will pay a death benefit to the beneficiary. Such payments upon the death of the Annuitant who is not the Contract Owner (as in the case of certain non-qualified Contracts), do not qualify for the death of Contract Owner exception to the ten percent distribution penalty unless the beneficiary is age 59 1/2 or one of the other exceptions to the penalty applies.

   For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) when:

   (i)   you attain age 59 1/2;
   (ii)  you separate from service;
   (iii) you die;
   (iv)  you become disabled;
   (v)   made in the case of hardship; or
   (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results.

   Payments after the Maturity Date are considered partly a return of your original investment. That part of each payment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your annuity payments will be taxable income to you. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:


   - Each year Jefferson National deducts a $30 Annual Administrative Fee from your Contract (this charge is waived if your Individual Account value is $25,000 or more).
   - Jefferson National deducts a Mortality and Expense Risk Fee which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. Jefferson National also deducts an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net assets of the Variable Account.
   - If you take money out of the Contract, Jefferson National may assess a withdrawal charge which ranges from 0% to 9%.

   - You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.

   - As with other professionally managed investments, there are fees and expenses associated with the Funds that you will indirectly pay.

FEE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE (as a percentage of           9%
purchase payments)(1)

TRANSFER FEE                                    None



   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

ANNUAL ADMINISTRATIVE FEE(2)                           $30 per contract per year

ANNUAL EXPENSES OF VARIABLE ACCOUNT
(as a percentage of average account value)



Mortality and Expense Risk Fees                                            1.25%

Administrative Charge                                                      0.15%
                                                                           -----

TOTAL ANNUAL EXPENSES OF THE VARIABLE ACCOUNT                              1.40%



   The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



                                                                                MINIMUM           MAXIMUM
TOTAL FUND OPERATING EXPENSES
(expenses that are deducted from investment portfolio assets,                    0.26%             8.19%(3)
including management fees, distribution and/or service (12b-1) fees, and other expenses)



(1) The contingent deferred sales charge, which applies separately to each purchase payment, decreases to zero over time. Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges").

(2) We waive this fee if your Individual Account value is $25,000 or greater.


(3) Although not contractually obligated to do so, the adviser, distributor and shareholder services provider for the Federated International Small Company Fund II waived and reimbursed certain amounts. After these waivers and reimbursements are taken into account, the Fund actually paid 1.78% in total operating expenses for its fiscal year ended December 31, 2002.

EXAMPLES OF FEES AND EXPENSES

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

   The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract at the end of the applicable time period:



       ASSUMING MAXIMUM INVESTMENT        1 YEAR        3 YEARS        5 YEARS        10 YEARS
       PORTFOLIO OPERATING EXPENSES      $ 1,875        $ 3,519        $ 4,894        $ 7,909

       ASSUMING MINIMUM INVESTMENT        1 YEAR        3 YEARS        5 YEARS        10 YEARS
       PORTFOLIO OPERATING EXPENSES      $ 1,082        $ 1,276        $ 1,411        $ 2,104



   (2) If you annuitize at the end of the applicable time period (except under certain circumstances):



       ASSUMING MAXIMUM INVESTMENT        1 YEAR        3 YEARS        5 YEARS        10 YEARS
       PORTFOLIO OPERATING EXPENSES      $ 1,875        $ 3,519        $ 4,433        $ 7,909

       ASSUMING MINIMUM INVESTMENT        1 YEAR        3 YEARS        5 YEARS        10 YEARS
       PORTFOLIO OPERATING EXPENSES      $ 1,082        $ 1,276         $  970        $ 2,104



   (3) If you do not surrender your Contract:



       ASSUMING MAXIMUM INVESTMENT        1 YEAR        3 YEARS        5 YEARS        10 YEARS
       PORTFOLIO OPERATING EXPENSES       $  975        $ 2,788        $ 4,433        $ 7,909

       ASSUMING MINIMUM INVESTMENT        1 YEAR        3 YEARS        5 YEARS        10 YEARS
       PORTFOLIO OPERATING EXPENSES       $ 182         $ 564          $ 970          $ 2,104



CONDENSED FINANCIAL INFORMATION

   Appendix A to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the subaccounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

JEFFERSON NATIONAL, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS

JEFFERSON NATIONAL

   Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.


CONTRACT OWNER INQUIRIES

   You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this prospectus.

FINANCIAL STATEMENTS


   The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.


THE VARIABLE ACCOUNT


   Jefferson National has established Jefferson National Life Annuity Account E (the Variable Account) to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

   The assets of the Variable Account are held in Jefferson National's name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts, are not available to be used to pay liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.


   The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Funds. We reserve the right to add other subaccounts, eliminate existing subaccounts, combine subaccounts or transfer assets in one subaccount to another subaccount established by us or by one of our affiliates. If the shares of any Fund should become unavailable for investment by the Variable Account or if in our judgment further investment in a portfolio should become inappropriate in view of the purpose of the Contract, we may add or substitute shares of another Fund. New or substitute Funds may have different fees and expenses than the ones they replaced, and their availability may be limited to certain classes of purchasers. We will not eliminate any existing subaccounts or combine subaccounts or substitute Funds without any required prior approval of the SEC.

INVESTMENT OPTIONS


   The Contract currently offers several subaccounts, each of which invests in one of the Funds listed at the beginning of this prospectus. Money you invest in the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those subaccounts invest. You bear the investment risk that those Funds might not meet their investment objectives. Additional Funds may be available in the future. More information about the Funds is available in Appendix B.

   YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL BE SENT TO YOU WITH YOUR CONTRACT. IF YOU WOULD LIKE A COPY OF THE FUND PROSPECTUSES, CALL JEFFERSON NATIONAL AT: (866) 667-0561.


   The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Funds have the same investment advisers.


   Shares of the Funds are also offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

   Jefferson National may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.


VOTING RIGHTS


   Jefferson National is the legal owner of the Fund shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.


FIXED ACCOUNT


   The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions under the federal securities laws. Jefferson National has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Purchase Payments and transfers to the Fixed Account become part of the general account of Jefferson National. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

   1. Before Annuity Payments begin, limits on transfers out of the Fixed Account may apply.

   2. You may not make transfers from the Fixed Account once Annuity Payments begin.


   The Administrative Charge and the Mortality and Expense Risk Charge do not apply to values allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACTS

   The Contract, like all deferred annuity contracts, has two phases: the accumulation period and the annuity period. When you are making Purchase Payments to the Contract, it is called the accumulation period. During the accumulation period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. On the Maturity Date, you will begin receiving Annuity Payments from your Contract. When you are receiving Annuity Payments from the Contract, it is called the annuity period.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS


   You can make Purchase Payments to Jefferson National at its Administrative Office. You can make Purchase Payments at any time before the Maturity Date. Jefferson National reserves the right to refuse any Purchase Payment. The Purchase Payment requirements are as follows:

   -  For TSAs, the minimum initial and subsequent Purchase Payment is $50.


   - For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional payment is $50.

   - For non-qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum payment is $2,000 (or $200 per month).

   - If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with our prior approval.


   Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your purchase payment as described below.


   We may, at our option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. When the Contract is canceled, we will pay you the Contract Value determined as of the Valuation Period during which the Contract was canceled, less any outstanding loans, any Withdrawal Charge, and the $30 Annual Administrative Fee. If your Contract is canceled, there may be adverse tax consequences (see "Taxes").

ALLOCATION OF PURCHASE PAYMENTS

   You may elect to have Purchase Payments accumulate:

     (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);


     (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Jefferson National (Fixed Account), which will never be less than the minimum rate prescribed by applicable state law; or


     (c)  a combination of both.

   Currently, you can allocate Purchase Payments to up to 15 Investment Options at any one time, including the Fixed Account.

   You may request to change your allocation of future Purchase Payments 30 days after either we establish your Individual Account, or 30 days after you have made a prior change in allocation.


   Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.


ACCUMULATION UNITS


   We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (E.G., check, wire transfer, electronic funds transfer) will affect the timing of our receipt of your Purchase Payment. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.


ACCUMULATION UNIT VALUES

   Every day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

   1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

   2. subtracting the daily amount of the Mortality and Expense Risk Charge and Administrative Charges.

   The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. THERE IS NO GUARANTEE THAT THE VALUE OF YOUR INDIVIDUAL CONTRACT WILL EQUAL OR EXCEED THE PURCHASE PAYMENTS YOU HAVE MADE.

   We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.

TRANSFERS


   Before the Maturity Date, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. The Contract allows Jefferson National to limit the number of transfers that can be made in a specified time period. You should be aware that transfer limitations may prevent you from making a transfer on the date you desire, with the result that your future Contract Value may be lower than it would have been had the transfer been made on the desired date.

   Jefferson National's interest in applying these limitations is to protect the interests of both Contract Owners who are not engaging in significant transfer activity and Contract Owners who are engaging in such activity. Jefferson National has determined that the actions of Contract Owners engaging in significant transfer activity among subaccounts may cause an adverse effect on the performance of the underlying Fund for the subaccount involved. The movement of subaccount values from one subaccount to another may prevent an underlying Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle withdrawals. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Contract Owners.


HOW YOU CAN MAKE TRANSFERS


   Jefferson National is not charging a transfer fee. Limits on transfers out of the Fixed Account may apply. All transfers requested for a Contract on the same day will be treated as a single transfer in that period.

   You can make transfers by written authorization. Written transfer requests may be made by a person acting for or on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. By authorizing Jefferson National to accept telephone and/or internet transfer instructions, you agree to accept and be bound by the conditions and procedures established by Jefferson National from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for internet transfers. Additionally, as with other transactions, you will receive a confirmation of your transfer. Transfers over the internet may not be available (check with your registered representative). If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. If reasonable procedures are employed, neither Jefferson National nor Inviva Securities Corporation, Inc., will be liable for following instructions which it reasonably believes to be genuine.

   Transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.


EXCESSIVE TRADING LIMITS

   We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for a Contract owner, or a third party advisor acting under a Limited Power of Attorney, if:

   - we believe, in our sole discretion, that excessive trading by the Contract owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other Contract owners; or

   - we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares; or


   - your transfer request would result in a redemption of a "substantive" amount from an investment portfolio that had been allocated to that portfolio for less than 30 days; "substantive" means a dollar amount that Jefferson National determines, in its sole discretion, could adversely affect the management of the investment portfolio.


   We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.


   If you (or your agent) request a transfer by phone or in writing and that request is restricted or denied, we will notify you in writing the next business day. If your (or your agent's) internet transfer request is restricted or denied, we will send notice by posting an electronic message in your (or your agent's) internet account.


DOLLAR COST AVERAGING


   Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.


   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Options regardless of fluctuating price levels of the Investment Options. You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING


   Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers prior to the Maturity Date among the subaccounts pursuant to your written instructions or over the internet (if available). The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of subaccounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time. The transfers under this program do not count toward the number of transfers you can make in a year.


ASSET ALLOCATION PROGRAM


   Jefferson National understands the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract before the Maturity Date.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

INTEREST SWEEP PROGRAM

   Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into the subaccounts on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.


WITHDRAWALS


   Prior to the earlier of the Maturity Date or the death of the Annuitant, you may withdraw all or a portion of the Contract Value upon written request. You must complete all the necessary information and send it to Jefferson National's Administrative Office. For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.


TOTAL WITHDRAWALS

   If you make a total withdrawal, we will pay the Contract Value as of the date we receive your request at our Administrative Office, less:

   -  the $30 Annual Administrative Fee,

   -  any outstanding loans (plus the pro rata interest accrued), and

   -  any applicable Withdrawal Charge.

   If you make a total withdrawal, we will cancel the Contract.

PARTIAL WITHDRAWALS

   If you make a partial withdrawal, we will pay the amount requested and cancel that number of Accumulation Units credited to each Investment Option and/or reduce the value of the Fixed Account of the Individual Account necessary to equal the amount you withdraw from each Investment Option plus any applicable Withdrawal Charge deducted from such Investment Option. You can make certain withdrawals free of Withdrawal Charges, see "Charges and Deductions."

   When you make a partial withdrawal, you must specify the Investment Options from which the withdrawal is to be made. You may not request an amount from an Investment Option that exceeds the value of that Investment Option less any applicable Withdrawal Charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the partial withdrawal from the Fixed Account until it is exhausted and then from the subaccounts. If the partial withdrawal is less than the total value in the Variable Account Investment Options, the withdrawal will be taken pro rata from all the Variable Account Investment Options. Any partial withdrawal must be at least $250 or, if less, the entire balance in the Investment Option. If a partial withdrawal plus any applicable Withdrawal Charge would reduce the Contract Value to less than $500, we reserve the right to treat the partial withdrawal as a total withdrawal of the Contract Value.

   WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS


   We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of receipt of the request. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:


   (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   (2) trading on the New York Stock Exchange is restricted;

   (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

   (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

   If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract owner's Contract and thereby refuse to pay any request for transfers, partial or complete withdrawal, annuity payments, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

   If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law;

   (2) retirement; or

   (3) death.

   Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(b) PLANS

   If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

   (1) when you reach age 59 1/2;

   (2) when you leave your job;

   (3) when you die;

   (4) if you become disabled (as that term is defined in the Code);

   (5) made in the case of hardship; or

   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results.

   The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   -  salary reduction contributions made after December 31, 1988;

   -  income attributable to such contributions; and

   -  income attributable to amounts held as of December 31, 1988.

   The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PLAN

   Jefferson National offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Jefferson National to withdraw a level dollar amount or percentage from specified Investment Options, largest account balance or on a pro-rata basis. If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis.


   SWP WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS

   Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

   The amount of any loan will be deducted from the minimum death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Variable Account Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE


   Jefferson National does not make a deduction for sales expenses when you make a Purchase Payment. However, Jefferson National may assess a Withdrawal Charge against the Purchase Payments when you withdraw them. The amount of the Withdrawal Charge, if applicable, will affect the amount we will pay to you.


   If you make a withdrawal from the Contract before the Maturity Date, a Withdrawal Charge (a deferred sales charge) may be assessed against Purchase Payments that have been in the Contract less than six complete Contract Years. We never assess a charge for Purchase Payments that have been in the Contract for more than six complete Contract Years. The length of time from when we receive your Purchase Payment to the time you make a withdrawal will determine the Withdrawal Charge. Certain other withdrawals described below under "Free Withdrawal Amount" are not subject to a withdrawal charge.


   Each Purchase Payment has its own Withdrawal Charge Period. When you make a withdrawal, the charge is deducted from the oldest Purchase Payment first.


   The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

                                              CHARGE
YEARS SINCE PAYMENT                         PERCENTAGE
------------------------------------------------------
1                                                  9%
2                                                  9%
3                                                  8%
4                                                  7%
5                                                  5%
6                                                  3%
7 and thereafter                                   0%

   In addition, the following circumstances further limit or reduce Withdrawal Charges in some states:

   - if you are age 52 or younger when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after the 15th Contract Year and later;

   - if you are 53 to 56 when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after you reach age 67 and later;

   - if you are age 57 or older when we issue your Contract, the Withdrawal Charge we assess for withdrawals you make will be multiplied by a factor ranging from .9 to 0 for Contract Years 1-10 and later, respectively.

   FREE WITHDRAWAL AMOUNT: You may make a withdrawal once each Contract year without the Withdrawal Charge described above (a "free withdrawal") in an amount up to the greater of:

   (i) 10% of the Contract Value (as determined on the date we receive your request to make a withdrawal); or

   (ii) the Contract Value divided by the Annuitant's life expectancy based on the Code; or

   (iii) the amount of any Purchase Payments that have been in the Contract more than six complete Contract Years.

   If you make additional withdrawals in excess of the free withdrawal amount in any Contract Year during the period when the Withdrawal Charge applies, the withdrawals will be subject to the appropriate charge as set forth above. From time to time, we may permit you to pre-authorize partial withdrawals subject to certain limitations then in effect.

   On or after the Maturity Date, we may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

   (i) if the Annuitant dies;

   (ii) if you die; or

   (iii) if we make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years.

   If you make a complete withdrawal of the entire amount in your Individual Account with a certain dollar amount, we will deduct the Withdrawal Charge from the portion of your Individual Account you withdraw and pay the balance to you.

   EXAMPLE: You request a total withdrawal of $2,000 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $2,000 and you will receive $1,880 (i.e., the $2,000 total withdrawal reduced by the 10% free withdrawal less the 5% Withdrawal Charge and $30 Annual Administrative
Fee).

   If you make a partial withdrawal in which you request to receive a specified amount, the Withdrawal Charge will be calculated on the total amount that must be withdrawn from your Individual Account in order to provide you with the amount you requested.

   EXAMPLE: You request to receive $1,000 with a free withdrawal amount of $200 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $1,042.11. In order to make a withdrawal of $1,000, the amount you withdraw must be greater than the amount you request by the amount of the Withdrawal Charge. The amount you withdraw is calculated by dividing (a) the amount you requested ($1,000 less the free withdrawal amount of $200) by (b) 1.00, minus the applicable deduction rate of 5% (or .95), which produces $1,042.11 ($842.11 plus the $200 free withdrawal amount). The value of the Individual Account will be reduced by this amount.


WITHDRAWAL CHARGE WAIVERS

   WAIVER OF WITHDRAWAL CHARGE FOR UNEMPLOYMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

   -  your Contract has been in force for at least 1 year;

   - you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   - you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   -  your employment was involuntarily terminated by your employer; and

   - you certify to us in writing that you are still unemployed when you make the withdrawal request.

   This benefit may be used by only one person including in the case of joint owners. This benefit may not be available in your state.

   WAIVER OF WITHDRAWAL CHARGE FOR NURSING CARE CONFINEMENT. Once per Contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

   - you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

   -  confinement begins after the first Contract year;

   - confinement is prescribed by a qualified physician and is medically necessary;

   - request for this benefit is made during confinement or within 60 days after confinement ends; and

   -  we receive proof of confinement.

   This benefit may be used by only one person including in the case of joint owners. If the Contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

   This benefit may not be available in your state.

   WAIVER OF WITHDRAWAL CHARGE FOR TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   - To qualify, the diagnosis and notice must occur after the first Contract year ends.

   - This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   - This benefit may only be used one time including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

   This benefit may not be available in your state.

   With respect to the unemployment, nursing care confinement and terminal illness waiver of withdrawal charge benefits, if the Contract is owned by joint owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the annuitant.


ADMINISTRATIVE CHARGES


   Prior to the Maturity Date, we deduct an Annual Administrative Fee of $30 on each Contract anniversary from the Individual Account value. If you make a complete withdrawal of your Individual Account value prior to the Maturity Date, Jefferson National will deduct the Annual Administrative Fee from the proceeds it pays. We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater.


   We deduct the Annual Administrative Fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of the Variable Account.


   We make a deduction for a daily charge in an amount equal to 0.15%, on an annual basis, of the value of each subaccount of the Variable Account. This charge reimburses Jefferson National for administrative expenses. We will not deduct this charge from any amount you have allocated to the Fixed Account. The charge will be deducted pro-rata from the Contract Value of each subaccount of the Variable Account.

   Even though administrative expenses may increase, Jefferson National will not increase the amount of the administrative fees.


MORTALITY AND EXPENSE RISK CHARGE


   Jefferson National assumes two risks under the Contract: the mortality risk and the expense risk. Jefferson National makes daily deductions from the subaccounts of the Variable Account equal, on an annual basis, to 1.25% of the value of your assets of the Variable Account for the mortality and expense risks it assumes.

   The mortality risk is Jefferson National's promise to continue making annuity payments, determined in accordance with the annuity tables and other provisions contained in the Contract, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This promise assures that neither the longevity of an Annuitant nor an improvement in life expectancy generally will have any adverse effect on the

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monthly Annuity Payments, and that Annuitants will not outlive the amounts accumulated to provide such payment.

   Jefferson National also assumes the risk that the Withdrawal Charges and the administrative fees may be insufficient to cover actual sales and administrative expenses. If so, the shortfall will be made up from Jefferson National's general assets, which may include profits from other subaccount deductions. Conversely, if the sales deductions and administrative fees exceed the actual sales and administrative expenses, Jefferson National may realize a gain. Any profits derived from the mortality and expense risk charge may be used for any lawful purpose, including the costs of selling the Contracts. We do not assess the Mortality and Expense Risk Charge against the Fixed Account.


REDUCTION OR ELIMINATION OF CONTRACT CHARGES


   In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average Purchase Payment and the use of group enrollment procedures. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative charges and Withdrawal Charges.


PREMIUM TAXES

   We may make a deduction for any premium taxes due from Purchase Payments, other values on the Maturity Date, or at such other time as we determine. The current range of premium taxes in jurisdictions where we make the Contracts available is 0%-3.5%.

FUND EXPENSES

   There are deductions from and expenses paid out of the assets of the Funds, which are described in the Fund prospectuses.

OTHER CHARGES


   Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets. Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.


DEATH BENEFIT BEFORE MATURITY DATE


   If a Contract Owner, Joint Owner or the Annuitant dies prior to the Maturity Date, Jefferson National will pay the minimum death benefit to the beneficiary. Jefferson National will pay the minimum death benefit either as a lump sum or under an annuity option as explained below.

   Generally, the distribution of the minimum death benefit must be made within five years after the Contract Owner's or Joint Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules which apply when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies. If the spouse continues the Contract, the death benefit otherwise payable will be the initial Contract Value.

   In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply and if the Contract is owned by a non-individual the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to qualified Contracts.

   If a Contract Owner, Joint Owner, or the Annuitant dies prior to age 81 during the first seven Contract Years the minimum death benefit will be equal to the greater of:


   (a) the Contract Value on the date Jefferson National receives at its Administrative Office due proof of death, or


   (b) the sum of all Purchase Payments made, less any partial withdrawals.

   During any subsequent seven-Contract-Year period, the minimum death benefit will be the greater of:


   (a) the Contract Value on the date Jefferson National receives due proof of death at its Administrative Office; or


   (b) the Contract Value on the last day of the previous seven-Contract-Year period plus any Purchase Payments made and less any subsequent partial withdrawals; or

   (c) the sum of all Purchase Payments paid, less any partial withdrawals.

   The minimum death benefit will be reduced by any outstanding loans.


   If the Annuitant or Contract Owner dies after reaching the age of 81, the death benefit will be the Contract Value on the date Jefferson National receives due proof of death at its Administrative Office. Death benefits generally will

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be paid within seven days of the date Jefferson National receives due proof of death at its Administrative Office, subject to postponement under the same circumstances that payment or withdrawals may be postponed (see "Withdrawals").


OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN (FOR GROUP CONTRACTS
ONLY)

   If you terminate your participation in a Plan before the Maturity Date, you will have the following options:


   (a) leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Maturity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the options described below. This option will automatically apply, unless you file a written election of another option.


   (b) apply the Individual Account to provide Annuity Payments which begin immediately.

   (c) convert the Individual Account to an individual variable annuity contract of the type we are then offering.

   (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

THE ANNUITY PERIOD--SETTLEMENT PROVISIONS

   You select a Maturity Date and an annuity option. You may select the Maturity Date at any time, subject to state requirements.

   The annuity option may be on a fixed basis (which means that payments come from the Fixed Account) or a variable basis (which means that payments come from the subaccounts of the Variable Account), or a combination of both. If you do not select an Annuity Option, we will make payments under a lifetime annuity with 120 monthly payments guaranteed. Payments will be made based on the allocations to the Fixed Account and Variable Account on the Maturity Date.


   You may elect to change the annuity option or basis of payment (fixed or variable) with written notice to Jefferson National at least 30 days before the Maturity Date. Once Annuity Payments begin, you may not make any changes (except you may make transfers under certain circumstances).

   You cannot elect an annuity option which would result in the first monthly Annuity Payment of less than $50 if payments are to be on a fully fixed basis or variable basis, or less than $50 on each basis if a combination of fixed and variable Annuity Payments are elected. If, at any time, Annuity Payments are or become less than $50 per month, Jefferson National reserves the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $50 each (except that we will make payments at least annually).


ANNUITY OPTIONS

   You may select one of the following annuity options:


   FIRST OPTION-INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the payee. The payments will cease with the last monthly payment due prior to the death of the payee. Of the first two options, this option offers the maximum level of monthly payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a death benefit payable to a beneficiary.

   SECOND OPTION-INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the payee with the guarantee that if, at the death of the payee, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

   THIRD OPTION-INCOME FOR LIFE WITH REFUND AT DEATH. Under this option, we will make monthly payments for the installment refund period. This is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before we have refunded the amount applied under this annuity option, the present value of the remaining payments will be paid to the designated beneficiary in accordance with a settlement option then available as chosen by the beneficiary.

   FOURTH OPTION-INCOME FOR SPECIFIED PERIOD. Under this option, we will make monthly payments for the number of years selected. The period may be from 3 through 20. If you elect to receive payments under this option on a variable basis, payments will vary monthly in accordance with the net performance of the subaccounts of the Variable Account. If the payee dies before we have made the specified number of monthly payments, the present value of the remaining payments will be paid to the designated beneficiary in a lump sum payment.

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   To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

   (1) be paid in one sum, or

   (2) be applied to effect a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

   Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Maturity Date. Accordingly, we will continue to make deductions for these risks from the Individual Account values.


   FIFTH OPTION-INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the value is exhausted, we will pay the remaining value to the beneficiary in a lump sum payment. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.


   If you elect this Option on a variable basis, at any time during the payment period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

   PROCEEDS APPLIED TO AN ANNUITY OPTION. You may apply all or part of the Contract Value to an annuity option. The proceeds that will be applied to the annuity option will be as follows:

   (a) the Contract Value less any outstanding loans, if the annuity option elected begins at least four years after the effective date of your Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years, with no rights of early withdrawal; or

   (b) the death benefit if proceeds are payable under death of Annuitant or an Owner (as applicable); or

   (c) the Contract Value less any outstanding loans, Withdrawal Charge and any administrative fee.

   The SAI contains a further discussion of Annuity Provisions, including how annuity unit values are calculated.

TRANSFERS AFTER MATURITY DATE

   On or after the Maturity Date, you may not make transfers from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option.


   Jefferson National reserves the right to modify, terminate or defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH ON OR AFTER MATURITY DATE


   If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant or an Owner dies on or after the Maturity Date, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.


OTHER CONTRACT PROVISIONS


TEN-DAY RIGHT TO REVIEW. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Jefferson National representative or to Jefferson National's Administrative Office within 10 days (or the period required in your state) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails a Contract from its Administrative Office. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract Value (or Purchase Payments if required by state law).


OWNERSHIP. You, as the Contract Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named in non-qualified Contracts. Prior to the Maturity Date, the Contract Owner is the person designated in the application or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner and after the death of the Annuitant, the beneficiary is the Contract Owner.

   The Contract is either a group contract or an individual contract, depending on the state where we issued it. The individual contract is issued directly to the Contract Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

CHANGE OF OWNERSHIP

NON-QUALIFIED CONTRACTS:


   In the case of non-qualified Contracts, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable beneficiary. ASSIGNING A CONTRACT, OR CHANGING THE OWNERSHIP OF A CONTRACT MAY BE A TAXABLE EVENT. Any change of ownership or assignment must be made in writing. Jefferson National must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.


QUALIFIED CONTRACTS:

   In the case of qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except by the trustee of an exempt employee's trust which is part of a retirement plan qualified under Section 401 of the Code. Except as noted, if you own a qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.


MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

   A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if you fail to accept the modification. Effective with suspension, no new participants may enter the plan but further Purchase Payments may be made on your behalf and on the behalf of other participants then covered by the Contract.


   No modification may affect Annuitants in any manner unless deemed necessary to achieve the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

TAXES


   NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING information ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. Owner investment control may exist if the investment portfolios in which variable annuity contract premiums are invested are available to the general public. The investment portfolios available to you under your contract are not available to the general public, although the investment objectives and policies of certain of these portfolios are similar to the investment objectives and policies of other portfolios that are available to the general public and that are managed by certain investment managers that manage certain portfolios available to you under the contract. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the Contract.


   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   -  made on or after the taxpayer reaches age 59 1/2;

   -  made on or after the death of an owner;

   -  attributable to the taxpayer's becoming disabled; or

   - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits which may exceed the greater of purchase payments or account value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.


   SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a specified annual amount. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

   ROTH IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   TAX SHELTERED ANNUITIES under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Death Benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   SECTION 457 PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

   "Eligible rollover distributions" from Section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental Section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.


GENERAL MATTERS


PERFORMANCE INFORMATION. Jefferson National may advertise performance information for the Variable Account Investment Options (subaccounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and ten-year periods and, where less than 10 years, for the period subsequent to the date each subaccount first became available for investment. We may show additional total return quotations that do not reflect a Withdrawal Charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the subaccounts.

DISTRIBUTION OF CONTRACTS. Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, is the principal underwriter of the Contracts. ISC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.


   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.


LEGAL MATTERS. Morgan, Lewis & Bockius LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

LEGAL PROCEEDINGS. Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Inviva Securities Corporation, Inc., is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  Performance Calculations
  Annuity Provisions
  Independent Accountants


  Distribution
  Financial Statements

--------------------------------------------------------------------------------
                            (cut along dotted line)


   If you would like a free copy of the Statement of Additional Information (Form # JNL-ACHEDU-SAI-0503) dated May 1, 2003 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company

                              Administrative Office

                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:


    Name: ----------------------------------------------------------------

    Mailing Address: -----------------------------------------------------

    ----------------------------------------------------------------------
                                   Sincerely,

            --------------------------------------------------------
                                   (Signature)

                    Jefferson National Life Insurance Company

                    Jefferson National Life Insurance Company

                              Administrative Office

                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2003, Jefferson National Life Insurance Company         JNL-ACHEDU-PROS-0503

APPENDIX A -- CONDENSED FINANCIAL INFORMATION

   The table below provides per unit information about the financial history of the subaccounts for the periods indicated.


SUBACCOUNT                                            2002               2001              2000             1999
---------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO (C)
Accumulation unit value at beginning of period  $         1.821   $         2.094   $         2.492   $         1.889
Accumulation unit value at end of period        $         1.203   $         1.821   $         2.094   $         2.492
Percentage change in accumulation unit value             -33.94%           -13.04%           -15.97%            31.89%
Number of accumulation units outstanding
  at end of period                                    6,150,286         7,478,751         7,089,444         5,480,301

LEVERAGED ALLCAP PORTFOLIO (A)
Accumulation unit value at beginning of period  $         3.082   $         3.718   $         5.016   $         2.857
Accumulation unit value at end of period        $         2.009   $         3.082   $         3.718   $         5.016
Percentage change in accumulation unit value             -34.82%           -17.10%           -25.88%            75.59%
Number of accumulation units outstanding
  at end of period                                    3,952,502         4,243,362         4,217,436         3,739,665

MIDCAP GROWTH PORTFOLIO (C)
Accumulation unit value at beginning of period  $         1.855   $         2.013   $         1.869   $         1.438
Accumulation unit value at end of period        $         1.289   $         1.855   $         2.013   $         1.869
Percentage change in accumulation unit value             -30.51%            -7.85%             7.69%            30.02%
Number of accumulation units outstanding
  at end of period                                    2,174,213         2,990,822         3,038,802         1,789,442

SMALL CAPITALIZATION PORTFOLIO (A)
Accumulation unit value at beginning of period  $         1.106   $         1.591   $         2.216   $         1.567
Accumulation unit value at end of period        $         0.804   $         1.106   $         1.591   $         2.216
Percentage change in accumulation unit value             -27.28%           -30.51%           -28.20%            41.43%
Number of accumulation units outstanding
  at end of period                                    2,851,918         4,303,948         3,943,932         5,276,834

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

VP INCOME & GROWTH FUND (E)
Accumulation unit value at beginning of period  $         1.003   $         1.110   $         1.259   $         1.082
Accumulation unit value at end of period        $         0.797   $         1.003   $         1.110   $         1.259
Percentage change in accumulation unit value             -20.53%            -9.65%           -11.84%            16.38%
Number of accumulation units outstanding
  at end of period                                    1,538,172         1,597,064         1,135,221           746,541

VP INTERNATIONAL FUND (D)
Accumulation unit value at beginning of period  $         1.186   $         1.698   $         2.071   $         1.280
Accumulation unit value at end of period        $         0.931   $         1.186   $         1.698   $         2.071
Percentage change in accumulation unit value             -21.50%           -30.15%           -17.99%            61.77%
Number of accumulation units outstanding
  at end of period                                      688,185           771,498           804,028         1,258,066

VP VALUE FUND (D)
Accumulation unit value at beginning of period  $         1.606   $         1.443   $         1.239   $         1.267
Accumulation unit value at end of period        $         1.383   $         1.606   $         1.443   $         1.239
Percentage change in accumulation unit value             -13.87%            11.27%            16.48%            -2.23%
Number of accumulation units outstanding
  at end of period                                    2,874,447         3,346,542         2,641,724         3,004,509

CONSECO SERIES TRUST:

BALANCED PORTFOLIO (B)
Accumulation unit value at beginning of period  $         2.700   $         2.932   $         2.772   $         2.148
Accumulation unit value at end of period        $         2.319   $         2.700   $         2.932   $         2.772
Percentage change in accumulation unit value             -14.12%            -7.90%             5.79%            29.04%
Number of accumulation units outstanding
  at end of period                                    5,730,442         7,468,449         7,935,456         7,850,427

CONSECO 20 FOCUS PORTFOLIO (F)
Accumulation unit value at beginning of period  $         0.448   $         0.842   $         1.000               N/A
Accumulation unit value at end of period        $         0.210   $         0.448   $         0.842               N/A
Percentage change in accumulation unit value             -53.14%           -46.78%           -15.80%              N/A
Number of accumulation units outstanding
  at end of period                                      578,620           643,739           902,873               N/A

EQUITY PORTFOLIO (B)
Accumulation unit value at beginning of period  $         3.644   $         4.121   $         4.068   $         2.764
Accumulation unit value at end of period        $         3.111   $         3.644   $         4.121   $         4.068
Percentage change in accumulation unit value             -14.64%           -11.56%             1.29%            47.20%
Number of accumulation units outstanding
  at end of period                                    8,159,697         9,839,726        10,445,019        10,049,305

SUBACCOUNT                                             1998             1997              1996             1995         1994
--------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO (C)
Accumulation unit value at beginning of period  $         1.294   $         1.044   $         1.000               N/A        N/A
Accumulation unit value at end of period        $         1.889   $         1.294   $         1.044               N/A        N/A
Percentage change in accumulation unit value              46.02%            24.00%             4.35%              N/A        N/A
Number of accumulation units outstanding
  at end of period                                    2,650,328           742,233            73,227               N/A        N/A

LEVERAGED ALLCAP PORTFOLIO (A)
Accumulation unit value at beginning of period  $         1.836   $         1.555   $         1.408   $         1.000        N/A
Accumulation unit value at end of period        $         2.857   $         1.836   $         1.555   $         1.408        N/A
Percentage change in accumulation unit value              55.64%            18.02%            10.47%            40.79%       N/A
Number of accumulation units outstanding
  at end of period                                    1,757,689         1,279,296           832,794           207,147        N/A

MIDCAP GROWTH PORTFOLIO (C)
Accumulation unit value at beginning of period  $         1.119   $         0.987   $         1.000               N/A        N/A
Accumulation unit value at end of period        $         1.438   $         1.119   $         0.987               N/A        N/A
Percentage change in accumulation unit value              28.49%            13.41%            -1.33%              N/A        N/A
Number of accumulation units outstanding
  at end of period                                    1,718,378           679,330            42,736               N/A        N/A

SMALL CAPITALIZATION PORTFOLIO (A)
Accumulation unit value at beginning of period  $         1.375   $         1.252   $         1.219   $         1.000        N/A
Accumulation unit value at end of period        $         1.567   $         1.375   $         1.252   $         1.219        N/A
Percentage change in accumulation unit value              13.92%             9.84%             2.72%            21.89%       N/A
Number of accumulation units outstanding
  at end of period                                    3,775,577         3,988,448         1,946,993           517,903        N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

VP INCOME & GROWTH FUND (E)
Accumulation unit value at beginning of period  $         1.000               N/A               N/A               N/A        N/A
Accumulation unit value at end of period        $         1.082               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value               8.19%              N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                      214,243               N/A               N/A               N/A        N/A

VP INTERNATIONAL FUND (D)
Accumulation unit value at beginning of period  $         1.093   $         1.000               N/A               N/A        N/A
Accumulation unit value at end of period        $         1.280   $         1.093               N/A               N/A        N/A
Percentage change in accumulation unit value              17.11%             9.30%              N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                    1,104,956           163,370               N/A               N/A        N/A

VP VALUE FUND (D)
Accumulation unit value at beginning of period  $         1.226   $         1.000               N/A               N/A        N/A
Accumulation unit value at end of period        $         1.267   $         1.226               N/A               N/A        N/A
Percentage change in accumulation unit value               3.35%            22.60%              N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                    2,689,736           415,891               N/A               N/A        N/A

CONSECO SERIES TRUST:

BALANCED PORTFOLIO (B)
Accumulation unit value at beginning of period  $         1.973   $         1.698   $         1.342   $         1.035   $  1.000
Accumulation unit value at end of period        $         2.148   $         1.973   $         1.698   $         1.342   $  1.035
Percentage change in accumulation unit value               8.84%            16.21%            26.50%            29.67%      3.52%
Number of accumulation units outstanding
  at end of period                                   10,615,723         5,740,115         2,475,992           461,876     21,037

CONSECO 20 FOCUS PORTFOLIO (F)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

EQUITY PORTFOLIO (B)
Accumulation unit value at beginning of period  $         2.424   $         2.071   $         1.449   $         1.078   $  1.000
Accumulation unit value at end of period        $         2.764   $         2.424   $         2.071   $         1.449   $  1.078
Percentage change in accumulation unit value              14.01%            17.04%            42.96%            34.42%      7.79%
Number of accumulation units outstanding
  at end of period                                   11,148,308         7,962,515         3,374,110         1,009,305     41,601

SUBACCOUNT                                             2002              2001             2000              1999
---------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO (B)
Accumulation unit value at beginning of period  $         1.564   $         1.457   $         1.345   $         1.369
Accumulation unit value at end of period        $         1.614   $         1.564   $         1.457   $         1.345
Percentage change in accumulation unit value               3.21%             7.33%             8.33%            -1.77%
Number of accumulation units outstanding
  at end of period                                    5,893,257         8,610,382         7,762,267         5,323,180

GOVERNMENT SECURITIES PORTFOLIO (B)
Accumulation unit value at beginning of period  $         1.461   $         1.397   $         1.268   $         1.318
Accumulation unit value at end of period        $         1.576   $         1.461   $         1.397   $         1.268
Percentage change in accumulation unit value               7.84%             4.62%            10.20%            -3.82%
Number of accumulation units outstanding
  at end of period                                    3,753,320         3,229,324         3,030,069         3,757,732

HIGH YIELD PORTFOLIO (F)
Accumulation unit value at beginning of period  $         1.040   $         1.022   $         1.000               N/A
Accumulation unit value at end of period        $         1.082   $         1.040   $         1.022               N/A
Percentage change in accumulation unit value               4.04%             1.76%             2.20%              N/A
Number of accumulation units outstanding
  at end of period                                      757,353           482,492           131,433               N/A

MONEY MARKET PORTFOLIO (B)
Accumulation unit value at beginning of period  $         1.308   $         1.276   $         1.219   $         1.179
Accumulation unit value at end of period        $         1.306   $         1.308   $         1.276   $         1.219
Percentage change in accumulation unit value              -0.18%             2.53%             4.66%             3.43%
Number of accumulation units outstanding
  at end of period                                    8,775,371        11,328,760         9,861,493        12,049,203

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  (INITIAL SHARES) (A)

Accumulation unit value at beginning of period  $         1.949   $         2.553   $         2.910   $         2.268
Accumulation unit value at end of period        $         1.365   $         1.949   $         2.553   $         2.910
Percentage change in accumulation unit value             -29.96%           -23.67%           -12.26%            28.27%
Number of accumulation units outstanding
  at end of period                                    2,597,204         3,297,376         3,846,716         3,333,181

DREYFUS STOCK INDEX FUND: (INITIAL SHARES) (A)

Accumulation unit value at beginning of period  $         2.136   $         2.467   $         2.757   $         2.318
Accumulation unit value at end of period        $         1.635   $         2.136   $         2.467   $         2.757
Percentage change in accumulation unit value             -23.45%           -13.42%           -10.53%            18.93%
Number of accumulation units outstanding
  at end of period                                                     17,246,854        16,261,880        17,965,037

DREYFUS VARIABLE INVESTMENT FUND:
  (INITIAL SHARES)

DISCIPLINED STOCK PORTFOLIO (E)
Accumulation unit value at beginning of period  $         0.959   $         1.122   $         1.252   $         1.072
Accumulation unit value at end of period        $         0.732   $         0.959   $         1.122   $         1.252
Percentage change in accumulation unit value             -23.70%           -14.50%           -10.39%            16.80%
Number of accumulation units outstanding
  at end of period                                      952,349         1,729,331         2,493,065           332,231

INTERNATIONAL VALUE PORTFOLIO (E)
Accumulation unit value at beginning of period  $         0.965   $         1.127   $         1.187   $         0.942
Accumulation unit value at end of period        $         0.835   $         0.965   $         1.127   $         1.187
Percentage change in accumulation unit value             -13.44%           -14.41%            -5.05%            26.04%
Number of accumulation units outstanding
  at end of period                                    1,434,347           431,289           315,003            85,252

FEDERATED INSURANCE SERIES:

HIGH INCOME BOND FUND II
  (PRIMARY SHARES) (A)
Accumulation unit value at beginning of period  $         1.236   $         1.237   $         1.379   $         1.367
Accumulation unit value at end of period        $         1.236   $         1.236   $         1.237   $         1.379
Percentage change in accumulation unit value              -0.04%            -0.04%           -10.27%             0.88%
Number of accumulation units outstanding
  at end of period                                    2,095,583         2,377,584         2,681,651         3,165,626

INTERNATIONAL EQUITY FUND II (A)
Accumulation unit value at beginning of period  $         1.425   $         2.048   $         2.683   $         1.472
Accumulation unit value at end of period        $         1.085   $         1.425   $         2.048   $         2.683
Percentage change in accumulation unit value             -23.86%           -30.42%           -23.67%            82.32%
Number of accumulation units outstanding
  at end of period                                      734,915         1,342,657         1,014,248           645,821

SUBACCOUNT                                             1998              1997             1996              1995          1994
--------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO (B)
Accumulation unit value at beginning of period  $         1.308   $         1.207   $         1.166   $         1.000   $  1.000
Accumulation unit value at end of period        $         1.369   $         1.308   $         1.207   $         1.166   $  1.000
Percentage change in accumulation unit value               4.70%             8.39%             3.50%            16.61%     -0.03%
Number of accumulation units outstanding at
  end of period                                       4,326,193         4,066,812         1,540,494           350,623     12,553

GOVERNMENT SECURITIES PORTFOLIO (B)
Accumulation unit value at beginning of period  $         1.248   $         1.169   $         1.154   $         0.997   $  1.000
Accumulation unit value at end of period        $         1.318   $         1.248   $         1.169   $         1.154   $  0.997
Percentage change in accumulation unit value               5.58%             6.76%             1.31%            15.72%     -0.26%
Number of accumulation units outstanding
  at end of period                                    1,543,011           354,897           135,680            30,614          0

HIGH YIELD PORTFOLIO (F)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

MONEY MARKET PORTFOLIO (B)
Accumulation unit value at beginning of period  $         1.136   $         1.095   $         1.056   $         1.014   $  1.000
Accumulation unit value at end of period        $         1.179   $         1.136   $         1.095   $         1.056   $  1.014
Percentage change in accumulation unit value               3.76%             3.80%             3.67%             4.14%      1.38%
Number of accumulation units outstanding
  at end of period                                    5,969,565         3,116,005         1,144,951           641,747          0

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  (INITIAL SHARES) (A)

Accumulation unit value at beginning of period  $         1.778   $         1.404   $         1.175   $         1.000        N/A
Accumulation unit value at end of period        $         2.268   $         1.778   $         1.404   $         1.175        N/A
Percentage change in accumulation unit value              27.58%            26.60%            19.53%            17.49%       N/A
Number of accumulation units outstanding
  at end of period                                    2,868,834         1,195,614           221,018            21,878        N/A

DREYFUS STOCK INDEX FUND: (INITIAL SHARES) (A)

Accumulation unit value at beginning of period  $         1.834   $         1.393   $         1.158   $         1.000        N/A
Accumulation unit value at end of period        $         2.318   $         1.834   $         1.393   $         1.158        N/A
Percentage change in accumulation unit value              26.43%            31.67%            20.31%            15.76%       N/A
Number of accumulation units outstanding
  at end of period                                   13,802,783         8,884,649         1,862,980           191,752        N/A

DREYFUS VARIABLE INVESTMENT FUND:
  (INITIAL SHARES)

DISCIPLINED STOCK PORTFOLIO (E)
Accumulation unit value at beginning of period  $         1.000               N/A               N/A               N/A        N/A
Accumulation unit value at end of period        $         1.072               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value               7.19%              N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                      273,971               N/A               N/A               N/A        N/A

INTERNATIONAL VALUE PORTFOLIO (E)
Accumulation unit value at beginning of period  $         1.000               N/A               N/A               N/A        N/A
Accumulation unit value at end of period        $         0.942               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value              -5.83%              N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                       47,625               N/A               N/A               N/A        N/A

FEDERATED INSURANCE SERIES:

HIGH INCOME BOND FUND II
  (PRIMARY SHARES) (A)
Accumulation unit value at beginning of period  $         1.349   $         1.202   $         1.067   $         1.000        N/A
Accumulation unit value at end of period        $         1.367   $         1.349   $         1.202   $         1.067        N/A
Percentage change in accumulation unit value               1.27%            12.25%            12.71%             6.66%       N/A
Number of accumulation units outstanding
  at end of period                                    4,956,911         2,184,739           508,205            26,380        N/A

INTERNATIONAL EQUITY FUND II (A)
Accumulation unit value at beginning of period  $         1.188   $         1.095   $         1.025   $         1.000        N/A
Accumulation unit value at end of period        $         1.472   $         1.188   $         1.095   $         1.025        N/A
Percentage change in accumulation unit value              23.83%             8.55%             6.80%             2.51%       N/A
Number of accumulation units outstanding
  at end of period                                    1,216,876           329,971            93,215            36,798        N/A

SUBACCOUNT                                             2002              2001             2000              1999
---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CO. FUND II (I)
Accumulation unit value at beginning of period  $         0.790   $         1.007               N/A               N/A
Accumulation unit value at end of period        $         0.643   $         0.790               N/A               N/A
Percentage change in accumulation unit value             -18.60%           -21.56%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                       24,183             5,655               N/A               N/A

CAPITAL INCOME (FORMERLY, UTILITY)
  FUND II (A) (K)
Accumulation unit value at beginning of period  $         1.327   $         1.559   $         1.737   $         1.732
Accumulation unit value at end of period        $         0.995   $         1.327   $         1.559   $         1.737
Percentage change in accumulation unit value             -25.00%           -14.90%           -10.24%             0.28%
Number of accumulation units outstanding
  at end of period                                    1,803,687         1,684,292         1,616,778         1,632,264

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:

LARGE CAP GROWTH PORTFOLIO  (I)
Accumulation unit value at beginning of period  $         0.829   $         1.018               N/A               N/A
Accumulation unit value at end of period        $         0.571   $         0.829               N/A               N/A
Percentage change in accumulation unit value             -31.11%           -18.58%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                        8,395                 0               N/A               N/A

MID CAP GROWTH PORTFOLIO  (I)
Accumulation unit value at beginning of period  $         0.849   $         1.013               N/A               N/A
Accumulation unit value at end of period        $         0.592   $         0.849               N/A               N/A
Percentage change in accumulation unit value             -30.29%           -16.16%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                       20,632            18,284               N/A               N/A

INVESCO VARIABLE INVESTMENT FUND:

INVESCO VIF-CORE EQUITY FUND
  (FORMERLY EQUITY INCOME) (E)
Accumulation unit value at beginning of period  $         1.082   $         1.205   $         1.166   $         1.029
Accumulation unit value at end of period        $         0.863   $         1.082   $         1.205   $         1.166
Percentage change in accumulation unit value             -20.24%           -10.21%             3.38%            13.25%
Number of accumulation units outstanding
  at end of period                                    1,405,755           866,451           516,136           492,760

INVESCO VIF-FINANCIAL SERVICES FUND (I)
Accumulation unit value at beginning of period  $         0.969   $         1.008               N/A               N/A
Accumulation unit value at end of period        $         0.813   $         0.969               N/A               N/A
Percentage change in accumulation unit value             -16.10%            -3.86%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                      143,610           102,081               N/A               N/A

INVESCO VIF-HEALTH SCIENCE FUND (I)
Accumulation unit value at beginning of period  $         1.023   $         1.005               N/A               N/A
Accumulation unit value at end of period        $         0.762   $         1.023               N/A               N/A
Percentage change in accumulation unit value             -25.48%             1.75%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                      120,142           148,475               N/A               N/A

INVESCO VIF-HIGH YIELD FUND (E)
Accumulation unit value at beginning of period  $         0.748   $         0.891   $         1.024   $         0.951
Accumulation unit value at end of period        $         0.728   $         0.748   $         0.891   $         1.024
Percentage change in accumulation unit value              -2.64%           -16.07%           -12.96%             7.68%
Number of accumulation units outstanding
  at end of period                                      631,471           943,897           939,967         4,745,256

INVESCO VIF-REAL ESTATE OPPORTUNITY
  FUND (I)
Accumulation unit value at beginning of period  $         1.011   $         1.003               N/A               N/A
Accumulation unit value at end of period        $         1.060   $         1.011               N/A               N/A
Percentage change in accumulation unit value               4.85%             0.79%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                      636,702           149,000               N/A               N/A

INVESCO VIF-TECHNOLOGY FUND (I)
Accumulation unit value at beginning of period  $         0.724   $         1.025               N/A               N/A
Accumulation unit value at end of period        $         0.379   $         0.724               N/A               N/A
Percentage change in accumulation unit value             -47.63%           -29.40%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                       21,487            41,987               N/A               N/A

SUBACCOUNT                                             1998              1997             1996              1995          1994
--------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CO. FUND II (I)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

CAPITAL INCOME (FORMERLY, UTILITY)
  FUND II (A) (K)
Accumulation unit value at beginning of period  $         1.541   $         1.234   $         1.122   $         1.000        N/A
Accumulation unit value at end of period        $         1.732   $         1.541   $         1.234   $         1.122        N/A
Percentage change in accumulation unit value              12.37%            24.88%            10.00%            12.21%       N/A
Number of accumulation units outstanding
  at end of period                                    1,955,544           675,836           294,882            11,711        N/A

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:

LARGE CAP GROWTH PORTFOLIO  (I)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

MID CAP GROWTH PORTFOLIO  (I)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

INVESCO VARIABLE INVESTMENT FUND:

INVESCO VIF-CORE EQUITY FUND
  (FORMERLY EQUITY INCOME) (E)
Accumulation unit value at beginning of period  $         1.000               N/A               N/A               N/A        N/A
Accumulation unit value at end of period        $         1.029               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value               2.93%              N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                      141,540               N/A               N/A               N/A        N/A

INVESCO VIF-FINANCIAL SERVICES FUND (I)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

INVESCO VIF-HEALTH SCIENCE FUND (I)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

INVESCO VIF-HIGH YIELD FUND (E)
Accumulation unit value at beginning of period  $         1.000               N/A               N/A               N/A        N/A
Accumulation unit value at end of period        $         0.951               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value              -4.94%              N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                      149,344               N/A               N/A               N/A        N/A

INVESCO VIF-REAL ESTATE OPPORTUNITY
  FUND (I)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

INVESCO VIF-TECHNOLOGY FUND (I)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

SUBACCOUNT                                             2002              2001             2000              1999
---------------------------------------------------------------------------------------------------------------------
INVESCO VIF-TELECOMMUNICATIONS FUND (I)
Accumulation unit value at beginning of period  $         0.577   $         1.028               N/A               N/A
Accumulation unit value at end of period        $         0.280   $         0.577               N/A               N/A
Percentage change in accumulation unit value             -51.49%           -43.86%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                        7,949            49,646               N/A               N/A

JANUS ASPEN SERIES:

MID CAP GROWTH (FORMERLY, AGGRESSIVE GROWTH)
  PORTFOLIO (INSTITUTIONAL SHARES) (A) (L)
Accumulation unit value at beginning of period  $         1.769   $         2.963   $         4.407   $         1.983
Accumulation unit value at end of period        $         1.257   $         1.769   $         2.963   $         4.407
Percentage change in accumulation unit value             -28.94%           -40.30%           -32.77%           122.28%
Number of accumulation units outstanding
 at end of period                                     6,080,495         6,882,712         6,916,097         3,617,753

GROWTH PORTFOLIO (INSTITUTIONAL SHARES) (A)
Accumulation unit value at beginning of period  $         1.960   $         2.641   $         3.135   $         2.208
Accumulation unit value at end of period        $         1.420   $         1.960   $         2.641   $         3.135
Percentage change in accumulation unit value             -27.56%           -25.78%           -15.75%            41.98%
Number of accumulation units outstanding
  at end of period                                    8,335,942         9,597,606         9,293,632        10,090,318

WORLDWIDE GROWTH PORTFOLIO
  (INSTITUTIONAL SHARES) (A)
Accumulation unit value at beginning of period  $         2.434   $         3.182   $         3.827   $         2.360
Accumulation unit value at end of period        $         1.788   $         2.434   $         3.182   $         3.827
Percentage change in accumulation unit value             -26.54%           -23.51%           -16.85%            62.17%
Number of accumulation units outstanding
  at end of period                                   10,116,502        12,664,020        13,388,371        12,380,622

LAZARD RETIREMENT SERIES, INC.:

EQUITY PORTFOLIO (E)
Accumulation unit value at beginning of period  $         1.012   $         1.109   $         1.126   $         1.055
Accumulation unit value at end of period        $         0.836   $         1.012   $         1.109   $         1.126
Percentage change in accumulation unit value             -17.37%            -8.77%            -1.47%             6.66%
Number of accumulation units outstanding
  at end of period                                      292,644           202,715           187,657           899,537

SMALL CAP PORTFOLIO (E)
Accumulation unit value at beginning of period  $         1.238   $         1.058   $         0.887   $         0.855
Accumulation unit value at end of period        $         1.005   $         1.238   $         1.058   $         0.887
Percentage change in accumulation unit value             -18.83%            17.03%            19.32%             3.67%
Number of accumulation units outstanding
  at end of period                                    3,188,949         2,074,103           558,251           215,218

LEVCO SERIES TRUST

EQUITY VALUE PORTFOLIO (M)
Accumulation unit value at beginning of period  $         0.998               N/A               N/A               N/A
Accumulation unit value at end of period        $         0.860               N/A               N/A               N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A
Number of accumulation units outstanding
  at end of period                                            0               N/A               N/A               N/A

VAN ECK LEVIN PORTFOLIO (M)
Accumulation unit value at beginning of period  $         0.994               N/A               N/A               N/A
Accumulation unit value at end of period        $         0.804               N/A               N/A               N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A
Number of accumulation units outstanding
  at end of period                                        3,399               N/A               N/A               N/A

LORD ABBETT SERIES FUND, INC

GROWTH AND INCOME PORTFOLIO (E)
Accumulation unit value at beginning of period  $         1.214   $         1.320   $         1.156   $         1.005
Accumulation unit value at end of period        $         0.982   $         1.214   $         1.320   $         1.156
Percentage change in accumulation unit value             -19.14%            -7.99%            14.14%            15.12%
Number of accumulation units outstanding
  at end of period                                    3,850,120         2,130,236         1,061,341           793,511

SUBACCOUNT                                             1998              1997             1996              1995          1994
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-TELECOMMUNICATIONS FUND (I)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

JANUS ASPEN SERIES:

MID CAP GROWTH (FORMERLY, AGGRESSIVE GROWTH)
  PORTFOLIO (INSTITUTIONAL SHARES) (A) (L)
Accumulation unit value at beginning of period  $         1.498   $         1.348   $         1.266   $         1.000        N/A
Accumulation unit value at end of period        $         1.983   $         1.498   $         1.348   $         1.266        N/A
Percentage change in accumulation unit value              32.39%            11.10%             6.44%            26.64%       N/A
Number of accumulation units outstanding
 at end of period                                     2,503,351         1,867,131         1,041,050           122,278        N/A

GROWTH PORTFOLIO (INSTITUTIONAL SHARES) (A)
Accumulation unit value at beginning of period  $         1.650   $         1.364   $         1.167   $         1.000        N/A
Accumulation unit value at end of period        $         2.208   $         1.650   $         1.364   $         1.167        N/A
Percentage change in accumulation unit value              33.77%            21.00%            16.79%            16.75%       N/A
Number of accumulation units outstanding
  at end of period                                    5,285,448         5,160,718         1,466,042           138,532        N/A

WORLDWIDE GROWTH PORTFOLIO
  (INSTITUTIONAL SHARES) (A)
Accumulation unit value at beginning of period  $         1.856   $         1.541   $         1.211   $         1.000        N/A
Accumulation unit value at end of period        $         2.360   $         1.856   $         1.541   $         1.211        N/A
Percentage change in accumulation unit value              27.13%            20.46%            27.23%            21.12%       N/A
Number of accumulation units outstanding
  at end of period                                   11,703,338         8,234,605         2,173,781           155,653        N/A

LAZARD RETIREMENT SERIES, INC.:

EQUITY PORTFOLIO (E)
Accumulation unit value at beginning of period  $         1.000               N/A               N/A               N/A        N/A
Accumulation unit value at end of period        $         1.055               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value               5.53%              N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                    1,126,898               N/A               N/A               N/A        N/A

SMALL CAP PORTFOLIO (E)
Accumulation unit value at beginning of period  $         1.000               N/A               N/A               N/A        N/A
Accumulation unit value at end of period        $         0.855               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value             -14.46%              N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                      174,151               N/A               N/A               N/A        N/A

LEVCO SERIES TRUST

EQUITY VALUE PORTFOLIO (M)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

VAN ECK LEVIN PORTFOLIO (M)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

LORD ABBETT SERIES FUND, INC

GROWTH AND INCOME PORTFOLIO (E)
Accumulation unit value at beginning of period  $         1.000               N/A               N/A               N/A        N/A
Accumulation unit value at end of period        $         1.005               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value               0.46%              N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                      312,997               N/A               N/A               N/A        N/A

SUBACCOUNT                                             2002              2001             2000              1999
---------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

LIMITED MATURITY BOND PORTFOLIO (D)
Accumulation unit value at beginning of period  $         1.214   $         1.132   $         1.075   $         1.074
Accumulation unit value at end of period        $         1.261   $         1.214   $         1.132   $         1.075
Percentage change in accumulation unit value               3.90%             7.22%             5.35%             0.07%
Number of accumulation units outstanding
  at end of period                                    2,085,786         1,771,588         1,348,298         1,194,491

MIDCAP GROWTH PORTFOLIO (I)
Accumulation unit value at beginning of period  $         0.861   $         1.008               N/A               N/A
Accumulation unit value at end of period        $         0.600   $         0.861               N/A               N/A
Percentage change in accumulation unit value             -30.31%           -14.58%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                                         16,756               N/A               N/A

PARTNERS PORTFOLIO (D)
Accumulation unit value at beginning of period  $         1.284   $         1.340   $         1.349   $         1.274
Accumulation unit value at end of period        $         0.960   $         1.284   $         1.340   $         1.349
Percentage change in accumulation unit value             -25.21%            -4.21%            -0.67%             5.88%
Number of accumulation units outstanding
  at end of period                                    1,922,162         3,058,772         3,098,142         3,981,862

PIONEER VARIABLE CONTRACT TRUST
  (CLASS II SHARES):

EQUITY INCOME PORTFOLIO (J)
Accumulation unit value at beginning of period  $         0.916   $         0.987               N/A               N/A
Accumulation unit value at end of period        $         0.758   $         0.916               N/A               N/A
Percentage change in accumulation unit value             -17.21%            -7.24%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                    2,551,853         2,897,193               N/A               N/A

EUROPE PORTFOLIO (J) (N)
Accumulation unit value at beginning of period  $         0.751   $         0.994               N/A               N/A
Accumulation unit value at end of period        $         0.600   $         0.751               N/A               N/A
Percentage change in accumulation unit value             -20.08%           -24.47%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                          752             6,707               N/A               N/A

PIONEER FUND PORTFOLIO (J)
Accumulation unit value at beginning of period  $         0.877   $         0.984               N/A               N/A
Accumulation unit value at end of period        $         0.698   $         0.877               N/A               N/A
Percentage change in accumulation unit value             -20.38%           -10.91%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                      194,780           136,421               N/A               N/A

RYDEX VARIABLE TRUST

NOVA FUND (G)
Accumulation unit value at beginning of period  $        11.405   $        15.136   $        18.407               N/A
Accumulation unit value at end of period        $         7.229   $        11.405   $        15.136               N/A
Percentage change in accumulation unit value             -36.62%           -24.65%           -17.77%              N/A
Number of accumulation units outstanding
  at end of period                                       13,902            19,526            21,818               N/A

OTC FUND (G)
Accumulation unit value at beginning of period  $        15.102   $        23.627   $        39.086               N/A
Accumulation unit value at end of period        $         9.106   $        15.102   $        23.627               N/A
Percentage change in accumulation unit value             -39.70%           -36.08%           -39.55%              N/A
Number of accumulation units outstanding
  at end of period                                      184,756           126,194            67,446               N/A

U.S. GOVERNMENT MONEY MARKET FUND (I)
Accumulation unit value at beginning of period  $         1.004   $         1.000               N/A               N/A
Accumulation unit value at end of period        $         0.995   $         1.004               N/A               N/A
Percentage change in accumulation unit value              -0.90%             0.40%              N/A               N/A
Number of accumulation units outstanding
  at end of period                                      575,415             3,049               N/A               N/A

SUBACCOUNT                                             1998              1997             1996              1995          1994
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

LIMITED MATURITY BOND PORTFOLIO (D)
Accumulation unit value at beginning of period  $         1.043   $         1.000               N/A               N/A        N/A
Accumulation unit value at end of period        $         1.074   $         1.043               N/A               N/A        N/A
Percentage change in accumulation unit value               2.94%             4.31%              N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                    1,076,377            25,089               N/A               N/A        N/A

MIDCAP GROWTH PORTFOLIO (I)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

PARTNERS PORTFOLIO (D)
Accumulation unit value at beginning of period  $         1.240   $         1.000               N/A               N/A        N/A
Accumulation unit value at end of period        $         1.274   $         1.240               N/A               N/A        N/A
Percentage change in accumulation unit value               2.76%            23.99%              N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                    6,369,007         1,000,600               N/A               N/A        N/A

PIONEER VARIABLE CONTRACT TRUST
  (CLASS II SHARES):

EQUITY INCOME PORTFOLIO (J)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

EUROPE PORTFOLIO (J) (N)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

PIONEER FUND PORTFOLIO (J)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

RYDEX VARIABLE TRUST

NOVA FUND (G)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

OTC FUND (G)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

U.S. GOVERNMENT MONEY MARKET FUND (I)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

SUBACCOUNT                                             2002              2001             2000              1999
---------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS

COMMUNICATIONS AND INFORMATION
  PORTFOLIO (CLASS 2) (F)
Accumulation unit value at beginning of period  $         0.574   $         0.554   $         1.000               N/A
Accumulation unit value at end of period        $         0.361   $         0.574   $         0.554               N/A
Percentage change in accumulation unit value             -37.13%             3.64%           -44.60%              N/A
Number of accumulation units outstanding
  at end of period                                    1,180,072         1,355,870           652,389               N/A

GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2) (F)
Accumulation unit value at beginning of period  $         0.516   $         0.673   $         1.000               N/A
Accumulation unit value at end of period        $         0.347   $         0.516   $         0.673               N/A
Percentage change in accumulation unit value             -32.78%           -23.30%           -32.70%              N/A
Number of accumulation units outstanding
  at end of period                                      601,816           726,333           458,866               N/A

STRONG OPPORTUNITY FUND II:

STRONG OPPORTUNITY FUND II (D)
Accumulation unit value at beginning of period  $         1.828   $         1.926   $         1.832   $         1.377
Accumulation unit value at end of period        $         1.319   $         1.828   $         1.926   $         1.832
Percentage change in accumulation unit value             -27.86%            -5.07%             5.14%            33.03%
Number of accumulation units outstanding
  at end of period                                    2,068,788         1,836,047         1,300,139           984,899

STRONG VARIABLE INSURANCE FUNDS, INC.:

STRONG MID CAP GROWTH FUND II (D)
Accumulation unit value at beginning of period  $         1.730   $         2.534   $         3.018   $         1.612
Accumulation unit value at end of period        $         1.065   $         1.730   $         2.534   $         3.018
Percentage change in accumulation unit value             -38.43%           -31.73%           -16.03%            87.24%
Number of accumulation units outstanding
  at end of period                                    1,885,812         5,009,390         5,610,211         1,457,235

THE VAN ECK WORLDWIDE INSURANCE TRUST:

WORLDWIDE BOND FUND (A)
Accumulation unit value at beginning of period  $         0.987   $         1.055   $         1.050   $         1.155
Accumulation unit value at end of period        $         1.184   $         0.987   $         1.055   $         1.050
Percentage change in accumulation unit value              19.95%            -6.44%             0.46%            -9.10%
Number of accumulation units outstanding
  at end of period                                      515,486           229,941           282,016         2,183,729

WORLDWIDE EMERGING MARKETS FUND (C)
Accumulation unit value at beginning of period  $         0.705   $         0.728   $         1.270   $         0.643
Accumulation unit value at end of period        $         0.675   $         0.705   $         0.728   $         1.270
Percentage change in accumulation unit value              -4.23%            -3.19%           -42.67%            97.51%
Number of accumulation units outstanding
  at end of period                                                      1,348,141         1,338,556         1,845,367

WORLDWIDE HARD ASSETS FUND (A)
Accumulation unit value at beginning of period  $         0.958   $         1.085   $         0.988   $         0.828
Accumulation unit value at end of period        $         0.918   $         0.958   $         1.085   $         0.988
Percentage change in accumulation unit value              -4.21%           -11.67%             9.81%            19.32%
Number of accumulation units outstanding
  at end of period                                    1,115,980           588,151         1,232,834         1,426,278

WORLDWIDE REAL ESTATE FUND (E)
Accumulation unit value at beginning of period  $         1.000   $         0.962   $         0.823   $         0.851
Accumulation unit value at end of period        $         0.942   $         1.000   $         0.962   $         0.823
Percentage change in accumulation unit value              -5.79%             3.94%            16.94%            -3.38%
Number of accumulation units outstanding
  at end of period                                      369,918           333,693            87,043            80,035

SUBACCOUNT                                             1998              1997             1996              1995          1994
--------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS

COMMUNICATIONS AND INFORMATION
  PORTFOLIO (CLASS 2) (F)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2) (F)
Accumulation unit value at beginning of period              N/A               N/A               N/A               N/A        N/A
Accumulation unit value at end of period                    N/A               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value                N/A               N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                          N/A               N/A               N/A               N/A        N/A

STRONG OPPORTUNITY FUND II:

STRONG OPPORTUNITY FUND II (D)
Accumulation unit value at beginning of period  $         1.230   $         1.000               N/A               N/A        N/A
Accumulation unit value at end of period        $         1.377   $         1.230               N/A               N/A        N/A
Percentage change in accumulation unit value              11.96%            22.99%              N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                    1,264,364           248,615               N/A               N/A        N/A

STRONG VARIABLE INSURANCE FUNDS, INC.:

STRONG MID CAP GROWTH FUND II (D)
Accumulation unit value at beginning of period  $         1.270   $         1.000               N/A               N/A        N/A
Accumulation unit value at end of period        $         1.612   $         1.270               N/A               N/A        N/A
Percentage change in accumulation unit value              26.89%            27.01%              N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                      559,106            79,815               N/A               N/A        N/A

THE VAN ECK WORLDWIDE INSURANCE TRUST:

WORLDWIDE BOND FUND (A)
Accumulation unit value at beginning of period  $         1.039   $         1.029   $         1.018   $         1.000        N/A
Accumulation unit value at end of period        $         1.155   $         1.039   $         1.029   $         1.018        N/A
Percentage change in accumulation unit value              11.19%             0.96%             1.09%             1.82%       N/A
Number of accumulation units outstanding
  at end of period                                    2,826,107         3,332,067         1,790,259           130,071        N/A

WORLDWIDE EMERGING MARKETS FUND (C)
Accumulation unit value at beginning of period  $         0.990   $         1.136   $         1.000               N/A        N/A
Accumulation unit value at end of period        $         0.643   $         0.990   $         1.136               N/A        N/A
Percentage change in accumulation unit value             -35.06%           -12.83%            13.59%              N/A        N/A
Number of accumulation units outstanding
  at end of period                                    1,728,988         1,935,325           132,953               N/A        N/A

WORLDWIDE HARD ASSETS FUND (A)
Accumulation unit value at beginning of period  $         1.216   $         1.254   $         1.077   $         1.000        N/A
Accumulation unit value at end of period        $         0.828   $         1.216   $         1.254   $         1.077        N/A
Percentage change in accumulation unit value             -31.89%            -3.05%            16.41%             7.72%       N/A
Number of accumulation units outstanding
  at end of period                                    1,485,880         3,728,758           651,603            68,730        N/A

WORLDWIDE REAL ESTATE FUND (E)
Accumulation unit value at beginning of period  $         1.000               N/A               N/A               N/A        N/A
Accumulation unit value at end of period        $         0.851               N/A               N/A               N/A        N/A
Percentage change in accumulation unit value             -14.86%              N/A               N/A               N/A        N/A
Number of accumulation units outstanding
  at end of period                                       41,417               N/A               N/A               N/A        N/A


(A)   This unit value was $1.000 on the inception date of June 1, 1995.
(B)   This unit value was $1.000 on the inception date of July 25, 1994.
(C)   This unit value was $1.000 on the inception date of May 1, 1996.
(D)   This unit value was $1.000 on the inception date of May 1, 1997.
(E)   This unit value was $1.000 on the inception date of May 1, 1998.
(F)   This unit value was $1.000 on the inception date of May 1, 2000.
(G) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

(H)   This was the unit value on the inception date of October 26, 2001.
(I)   This was the unit value on the inception date of May 1, 2001.
(J) This was the unit value on the inception date of January 2, 2001.

(K) Effective May 1, 2003, the Federated Utility Fund II changed its name to Federated Capital Income Fund II.
(L) Effective as of May 1, 2003, the Janus Aspen Aggressive Growth Portfolio changed its name to Janus Aspen Mid Cap Growth Portfolio.
(M)   This unit value was $10.000 on the inception date of June 24, 2002.
(N)   Pioneer VCT Europe Portfolio stopped accepting contributions on
      January 10, 2003.

APPENDIX B--MORE INFORMATION ABOUT THE FUNDS

   Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


   The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio. The following descriptions are qualified in their entirety by the prospectus for each fund.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. serves as the AIM V.I. Basic Value Fund's investment advisor. The following portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors. The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets, in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(TM) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.


THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following funds are available under the Contract:

VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

VP INTERNATIONAL FUND

   The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

VP VALUE FUND

   The VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.


CONSECO SERIES TRUST


   Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM). Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the Contract:


BALANCED PORTFOLIO

   The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

CONSECO 20 FOCUS PORTFOLIO

   The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

   The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

FIXED INCOME PORTFOLIO

   The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

   The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

HIGH YIELD PORTFOLIO

   The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

MONEY MARKET PORTFOLIO

   The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following portfolios are available under the Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO


   The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.


DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks, most of which are ordinarily securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES


   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund
II. The following portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II (FORMERLY, FEDERATED UTILITY FUND II)

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.


FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

   The Federated International Small Company Fund II seeks to provide long-term growth of capital. The Fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5.0 Billion or less.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

   First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

   First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

   First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)

   The INVESCO VIF--Core Equity Fund (formerly Equity Income Fund) attempts to provide high total return through both growth and income from these investments.

INVESCO VIF--FINANCIAL SERVICES FUND

   The INVESCO VIF--Financial Services Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

   The INVESCO VIF--Health Sciences Fund seeks capital growth. The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--HIGH YIELD FUND

   The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

   The INVESCO VIF--Real Estate Opportunity Fund seeks capital growth. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

   The INVESCO VIF--Technology Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

   The INVESCO VIF--Telecommunications Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following portfolios are available under your contract:


GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.


GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

   The Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.

MID CAP GROWTH PORTFOLIO (FORMERLY, AGGRESSIVE GROWTH PORTFOLIO) (INSTITUTIONAL SHARES)

   The Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.


WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord,

Abbett & Co. The following portfolio is available under the contract:


AMERICA'S VALUE PORTFOLIO

   The Lord Abbett America's Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with market capitalization of roughly $500 million to $10 billion, at the time of purchase.


GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:


FASCIANO PORTFOLIO (Class S)

   The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.


LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

MIDCAP GROWTH PORTFOLIO

   The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

PARTNERS PORTFOLIO

   The Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.


REGENCY PORTFOLIO

   The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include: strong fundamentals, such as a company's financial, operational, and competitive positions, consistent cash flow and a sound earnings record through all phases of the market cycle. The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following portfolios are available under the Contract:

PIMCO PVIT REAL RETURN PORTFOLIO

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2002 was 5.68 years.

PIMCO PVIT TOTAL RETURN PORTFOLIO

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. "Fixed Income Instruments," as used in this Prospectus, includes, but is not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; and structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations.


PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER EQUITY INCOME VCT PORTFOLIO

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.


ROYCE CAPITAL FUND

   Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following portfolios are available under the Contract:

MICRO-CAP PORTFOLIO

   Royce Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading considerably below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which is defined as companies with stock market capitalizations less than $400 million at the time of investment).

SMALL-CAP PORTFOLIO

   Royce Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal. Royce invests the Fund's assets primarily in equity securities issued by small companies. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of small-cap companies (which is defined as companies with stock market capitalizations less than $2 billion at the time of investment).


RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:


JUNO FUND

   The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

MEDIUS FUND

   The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index(R). The Fund invests principally in securities of companies included on the S&P MidCap 400 Index(R) and in leverage instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

MEKROS FUND

   The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index. The Fund invests principally in securities of companies included in the Russell 2000(R) Index and in leverage instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.


NOVA FUND

   The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.


SECTOR ROTATION FUND

   The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks the fifty-nine industries comprising the components of the S&P 1500 Index, based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in leveraged instruments such as futures contracts, options and swap transactions.

URSA FUND

   The Ursa Fund seeks to provide instrument results that will inversely correlate to the performance of the S&P Index(R). Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts or stock indices.

U.S. GOVERNMENT BOND FUND

   The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leverage instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark.


U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG OPPORTUNITY FUND II

   The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG MID CAP GROWTH FUND II

   The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.


THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with multiple portfolios. EQSF Advisers, Inc., is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following portfolios are available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.


VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:


WORLDWIDE ABSOLUTE RETURN FUND

   The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund pursues its objective by utilizing a diversified "manager of managers" investment approach. To manage its assets, the Fund selects multiple investment sub-advisers with experience in managing an absolute return strategies. These strategies may include the following: event driven strategies; relative value/arbitrage strategies; trading/market timing strategies; market neutral equity strategies; long/short equity strategies; long-only equity strategies; short-only strategies; distressed securities; and fixed income and high yield investment strategies.


WORLDWIDE BOND FUND

   The Worldwide Bond Fund seeks high total return-income plus capital-appreciation-by investing globally, primarily in a variety of debt securities.

WORLDWIDE EMERGING MARKETS FUND

   The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

WORLDWIDE HARD ASSETS FUND

   The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities."

WORLDWIDE REAL ESTATE FUND

   The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.


WORLDWIDE ULTRA SHORT-TERM INCOME FUND

   The Fund seeks high current income consistent with preservation of capital and daily liquidity. Under normal market conditions the Fund will invest its assets in a diversified portfolio of short-term fixed income securities with an average duration which will not exceed one year.

VARIABLE INSURANCE FUNDS

   The Variable Insurance Funds is a mutual fund with multiple portfolios. Choice Capital Management is the investment adviser for the Funds. The following Fund is available under the
Contract:

CHOICE VIT MARKET NEUTRAL FUND

   The Fund seeks positive returns, with preservation of capital as a secondary objective. Under normal market conditions, the Fund will invest primarily in a non-diversified portfolio of common stocks that the adviser believes to be undervalued and overvalued. The Fund seeks capital appreciation while generally remaining "market neutral" by maintaining an approximately even balance between long and short positions in its portfolio securities.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND


                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2003

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account E (the "Separate Account"), dated May 1, 2003. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS


                                                                                           PAGE
PERFORMANCE CALCULATIONS                                                                     1

ANNUITY PROVISIONS                                                                          12
     Determination of Amount of the First Monthly Variable Annuity Payment                  12
     Value of an Annuity Unit                                                               13
     Amounts of Subsequent Monthly Variable Annuity Payments                                13

INDEPENDENT ACCOUNTANTS                                                                     14

DISTRIBUTION                                                                                14
     Reduction or Elimination of the Withdrawal Charge                                      14

FINANCIAL STATEMENTS                                                                        15

                            PERFORMANCE CALCULATIONS

CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUBACCOUNT

The Conseco Series Trust Money Market Subaccount's ("Money Market Subaccount") standard current and effective yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.

The current yield quotation is based on a seven-day period and computed as follows: The Money Market Subaccount's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period is then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, fund expenses and insurance charges, including the deduction of the annual administrative fee. Because of these deductions, the current yield for the Money Market Subaccount will be lower than the yield for the corresponding underlying money market fund of the Conseco Series Trust.

We may also provide standard yield quotations for the Subaccount investing in the U.S. Government Money Market Fund of the Rydex Variable Trust. Such yield quotations will also be calculated as described in this section.

We calculate the current yield using the following formula:

         Current Yield  =  ((NCS-ES)/UV) X (365/7)

         Where:

         NCS   =   the net change in the value of the Money Market fund
                   (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES    =   per unit charges deducted from the Subaccount for the 7-day period.

         UV    =   the unit value on the first day of the 7-day period.

We may also disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

We calculate the effective yield using the following formula:

         Effective Yield = (1 + ((NCS-ES)/UV))(TO THE POWER OF 365/7) - 1

         Where:

         NCS   =   the net change in the value of the Money Market fund (not
                   including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

         ES    =   per unit charges deducted from the hypothetical
                   Subaccount for the 7-day period.

         UV    =   the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Subaccount maturity, the types and quality of fund securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS

The investment portfolios of the funds may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:


                      YIELD = 2 [(a - b + 1)(TO THE POWER OF 6) - 1]
                                  -----
                                    cd


       Where:

       A = the net investment income earned during the period by the investment portfolio.

       B = the expenses accrued for the period (net of reimbursements, if any).

       C = the average daily number of accumulation units outstanding during the period.

       D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARD TOTAL RETURN

From time to time, we may advertise performance data. We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to contract owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.

Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying investment portfolio, adjusted to reflect the maximum fees and Contract charges including the deduction of withdrawal charges.

Average annual total return quotations are computed according to the following formula:

                           P (1+T)(TO THE POWER OF n) = ERV

         Where:
         P     =   beginning hypothetical initial purchase payment of $1,000
         T     =   average annual total return
         n     =   number of years in period

         ERV   =   ending redeemable value of a hypothetical $1,000
                   purchase payment made at the beginning of the one-, five- or ten-year period, at the end of the one-, five- or ten-year period (or fractional portion thereof)

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.


Standard average annual total returns for the Subaccounts as of December 31, 2002 are shown in Table 1.

Table 1 reflects the deduction of annual insurance charges of 1.40%, the contingent deferred sales charge (surrender charge) of 9% during the first contract year (decreasing to 0% in the 7th contract year), and the deduction of the $30 annual administrative fee. The $30 annual administrative fee is reflected as an annual charge of 0.14%, based on average Contract Value during the 2002 calendar year of $21,872.


                                     TABLE 1

          STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS
                             AS OF DECEMBER 31, 2002

                           WITHDRAWAL CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)


                                                                      SUBACCOUNT                                 10 YEAR OR TO
                                                                      INCEPTION                                    INCEPTION
                          SUBACCOUNT                                     DATE         1 YEAR          5 YEAR          DATE
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE TRUST

  AIM V.I. Basic Value                                                  5/1/03           N/A             N/A            N/A
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity                                          5/1/03           N/A             N/A            N/A
------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND

  Alger American Growth                                                 6/1/96        -39.55%          -2.51%          2.62%
------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                       6/1/95        -40.39%           0.74%          9.01%
------------------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                          6/1/96        -36.44%           1.76%          3.64%
------------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                                   6/1/95        -33.43%         -11.20%         -3.08%
------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth                                                    5/1/98        -27.23%            N/A          -5.85%
------------------------------------------------------------------------------------------------------------------------------
  VP International                                                      5/1/97        -28.13%          -4.22%         -1.87%
------------------------------------------------------------------------------------------------------------------------------
  VP Value                                                              5/1/97        -21.14%           1.31%          5.23%
------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST

  Balanced                                                             7/25/94        -21.39%           2.15%          9.77%
------------------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                      5/1/00        -57.10%            N/A         -46.06%
------------------------------------------------------------------------------------------------------------------------------
  Equity                                                               7/25/94        -21.85%           3.98%         13.76%
------------------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                         7/25/94         -5.48%           3.14%          5.67%
------------------------------------------------------------------------------------------------------------------------------
  Government Securities                                                7/25/94         -1.28%           3.60%          4.07%
------------------------------------------------------------------------------------------------------------------------------
  High Yield                                                            5/1/00         -4.77%            N/A          -0.05%
------------------------------------------------------------------------------------------------------------------------------
  Money Market(2)                                                      7/25/94           N/A             N/A            N/A
------------------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.(INITIAL SHARES)          6/1/95        -35.89%          -6.19%          4.03%
------------------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                               6/1/95        -29.94%          -3.34%          6.57%
------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

  Dreyfus VIF -- Disciplined Stock                                      5/1/98        -30.16%            N/A          -7.58%
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- International Value                                    5/1/98        -20.77%            N/A          -5.12%
------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES

  Federated High Income Bond (Primary Class)                            6/1/95         -8.48%          -2.86%          2.67%
------------------------------------------------------------------------------------------------------------------------------

                                                                 SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                 INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR       5 YEAR          DATE
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   6/1/95       -30.29%       -2.87%         0.95%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/01       -25.52%        N/A         -27.59%
----------------------------------------------------------------------------------------------------------------------
  Federated Capital Income (formerly, Utility)                     6/1/95       -31.37%       -9.43%        -0.17%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

  First American Large Cap Growth                                  5/1/01       -36.96%        N/A         -32.97%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01       -36.20%        N/A         -31.32%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

  INVESCO VIF -- Core Equity (formerly Equity Income)              5/1/98       -27.00%        N/A          -4.34%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial Services                                5/1/01       -23.19%        N/A         -16.61%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Health Sciences                                   5/1/01       -31.83%        N/A         -19.69%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                        5/1/98       -10.87%        N/A          -7.73%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Real Estate Opportunity                           5/1/01        -3.95%        N/A          -1.92%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Technology                                        5/1/01       -52.08%        N/A         -47.84%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Telecommunications                                5/1/01       -55.66%        N/A         -56.65%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES

  Growth (Institutional Shares)                                    5/1/98       -33.68%       -4.01%         4.59%
----------------------------------------------------------------------------------------------------------------------
  Growth & Income (Institutional Shares)                           5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  International Growth (Institutional Shares)                      5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth (formerly, Aggressive Growth) (Institutional
   Shares)                                                         5/1/98       -34.97%       -4.49%         2.83%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Institutional Shares)                          5/1/98       -32.77%       -1.82%         7.72%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.

  Lazard Retirement Equity                                         5/1/98       -24.41%        N/A          -4.94%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                      5/1/98       -25.72%        N/A          -1.08%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.

  America's Value                                                  5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                                5/1/97       -26.02%        N/A          -1.59%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Fasciano                                                         5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                            5/1/98        -4.89%        2.70%         3.49%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    5/1/01       -36.24%        N/A         -30.54%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                         5/1/98       -31.55%       -6.06%        -1.34%
----------------------------------------------------------------------------------------------------------------------
  Regency                                                          5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST

  PIMCO PVIT Real Return                                           5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  PIMCO PVIT Total Return                                          5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

  Pioneer Equity Income VCT                                        1/2/01       -24.23%        N/A         -16.21%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01       -26.95%        N/A         -25.85%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 1/2/01       -27.12%        N/A         -19.47%
----------------------------------------------------------------------------------------------------------------------

                                                                 SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                 INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR       5 YEAR          DATE
----------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND

  Micro-Cap                                                        5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Small-Cap                                                        5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST

  Juno                                                             5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Medius                                                           5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Mekros                                                           5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/1/00       -42.02%        N/A         -32.13%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/1/00       -44.85%        N/A         -44.28%
----------------------------------------------------------------------------------------------------------------------
  Sector Rotation                                                  5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Ursa                                                             5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Bond                                             5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market(2)                                  5/1/01         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.

  Seligman Communications and Information (Class 2 Shares)         5/1/00       -42.49%        N/A         -34.02%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -38.46%        N/A         -34.98%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.

  Strong Opportunity                                               5/1/97       -33.97%        0.31%         4.37%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.

  Strong Mid Cap Growth                                            5/1/97       -43.69%       -4.51%         0.51%
----------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST

  Third Avenue Value                                               5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST

  Worldwide Absolute Return                                        5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   6/1/95         9.87%        1.49%         2.06%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                       6/1/96       -12.34%       -8.45%        -5.97%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            6/1/95       -12.28%       -6.56%        -3.50%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                            5/1/98       -13.77%        N/A          -2.50%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Ultra Short-Term Income                                5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

VARIABLE INSURANCE FUNDS

  Choice Market Neutral                                            5/1/03         N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

NON-STANDARD TOTAL RETURN


We may from time to time also illustrate non-standardized average annual total returns for the Subaccounts, as appears in the "Non-Standard Average Annual Total Returns" table, below. These non-standardized average annual total returns reflect the deduction of the insurance charges, but do not reflect the deduction of withdrawal charge or the annual administrative fee. These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any withdrawal charges or the $30 annual administrative fee, which does not apply if your Contract Value is $25,000 or more. Non-standard Subaccount average annual total returns would be lower if these charges were deducted.


Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN may BE IN ANY FUTURE PERIOD.


Non-standard Subaccount average annual total returns for the Subaccounts as of December 31, 2002 are shown in the Table 2.

                                     TABLE 2
     NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF
                                DECEMBER 31, 2002

                         WITHDRAWAL CHARGES NOT DEDUCTED

                       (TOTAL INSURANCE CHARGES OF 1.40%)


                                                                 SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE TRUST

  AIM V.I. Basic Value                                             5/1/03          N/A          N/A          N/A
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity                                     5/1/03          N/A          N/A          N/A
----------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND

  Alger American Growth                                            6/1/96       -33.92%       -1.44%         2.74%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                  6/1/95       -34.83%        1.82%         9.11%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     6/1/96       -30.52%        2.87%         3.78%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                              6/1/95       -27.25%      -10.17%        -2.94%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth                                               5/1/98       -20.49%         N/A         -4.74%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 5/1/97       -21.48%       -3.15%        -1.25%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                         5/1/97       -13.84%        2.45%         5.89%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST

  Balanced                                                        7/25/94       -14.13%        3.28%         9.89%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -53.07%         N/A        -44.25%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          7/25/94       -14.62%        5.12%        13.87%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                    7/25/94         3.23%        4.30%         5.83%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                           7/25/94         7.81%        4.77%         4.25%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00         4.00%         N/A          2.99%
----------------------------------------------------------------------------------------------------------------------
  Money Market(2)                                                 7/25/94        -0.16%        2.83%         3.21%
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)    6/1/95       -29.94%       -5.14%         4.14%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          6/1/95       -23.44%       -2.27%         6.69%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

  Dreyfus VIF -- Disciplined Stock                                 5/1/98       -23.69%         N/A         -6.49%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- International Value                               5/1/98       -13.45%         N/A         -3.99%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES

                                                                 SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                       6/1/95        -0.04%       -1.74%         2.83%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   6/1/95       -23.84%       -1.80%         1.09%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/01       -18.64%         N/A        -23.61%
----------------------------------------------------------------------------------------------------------------------
  Federated Capital Income (formerly, Utility)                     6/1/95       -25.01%       -8.38%        -0.03%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

  First American Large Cap Growth                                  5/1/01       -31.11%         N/A        -29.26%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01       -30.28%         N/A        -27.53%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

  INVESCO VIF -- Core Equity (formerly Equity Income)              5/4/98       -20.24%         N/A         -3.22%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial Services                                5/1/01       -16.09%         N/A        -12.07%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Health Sciences                                   5/1/01       -25.50%         N/A        -15.30%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                        5/4/98        -2.67%         N/A         -6.61%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Real Estate Opportunity                           5/1/01         4.89%         N/A          3.39%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Technology                                        5/1/01       -47.59%         N/A        -44.90%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Telecommunications                                5/1/01       -51.49%         N/A        -54.15%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES

  Growth (Institutional Shares)                                    6/1/95       -27.53%       -2.96%         4.71%
----------------------------------------------------------------------------------------------------------------------
  Growth & Income (Institutional Shares)                           5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  International Growth (Institutional Shares)                      5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth (formerly, Aggressive Growth) (Institutional
    Shares)                                                        6/1/95       -28.94%       -3.44%         2.95%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Institutional Shares)                          6/1/95       -26.54%       -0.75%         7.82%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.

  Lazard Retirement Equity                                         5/1/98       -17.42%         N/A         -3.82%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                      5/1/98       -18.82%         N/A          0.09%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.

  America's Value                                                  5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                                5/1/97       -19.17%         N/A         -0.44%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Fasciano                                                         5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                            5/1/98         3.87%        3.86%         4.17%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    5/1/01       -30.32%        N/A         -26.72%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                         5/1/98       -25.20%       -4.99%        -0.72%
----------------------------------------------------------------------------------------------------------------------
  Regency                                                          5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST

  PIMCO PVIT Real Return                                           5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  PIMCO PVIT Total Return                                          5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

  Pioneer Equity Income VCT                                        1/2/01       -17.22%         N/A        -12.39%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01       -20.19%         N/A        -22.43%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 1/2/01       -20.38%         N/A        -15.80%
----------------------------------------------------------------------------------------------------------------------

                                                                 SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
----------------------------------------------------------------------------------------------------------------------
  Micro-Cap                                                        5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Small-Cap                                                        5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST

  Juno                                                             5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Medius                                                           5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Mekros                                                           5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/1/00       -36.62%        N/A         -29.96%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/1/00       -39.71%        N/A         -42.39%
----------------------------------------------------------------------------------------------------------------------
  Sector Rotation                                                  5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Ursa                                                             5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Bond                                             5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market2                                    5/1/01        -0.93%         N/A         -0.32%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.

  Seligman Communications and Information (Class 2 Shares)         5/1/00       -37.12%         N/A        -31.89%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -32.74%         N/A        -32.87%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.

  Strong Opportunity                                               5/1/97       -27.84%        1.42%         5.01%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.

  Strong Mid Cap Growth                                            5/1/97       -38.45%       -3.47%         1.11%
----------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST

  Third Avenue Value                                               5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST

  Worldwide Absolute Return                                        5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   6/1/95        19.97%        2.65%         2.24%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                       6/1/96        -4.25%       -7.38%        -5.78%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            6/1/95        -4.20%       -5.46%        -3.30%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                            5/1/98        -5.81%         N/A         -1.33%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Ultra Short-Term Income                                5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

VARIABLE INSURANCE FUNDS

  Choice Market Neutral                                            5/1/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

TIME PERIODS BEFORE THE DATE THE SUBACCOUNTS COMMENCED OPERATIONS

We may also disclose non-standardized total return for time periods before a Subaccount commenced operations. This performance data is based on the actual performance of the funds since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS FOR THE PORTFOLIOS


Table 3 below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2002. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of insurance charges (1.40%) that apply to the Subaccounts under the Contract, except that withdrawal charges and the $30 annual administrative fee are not deducted. Non-standard adjusted historic total returns of the portfolios would be lower if these charges were deducted.

                                     TABLE 3
    NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF
                                DECEMBER 31, 2002

                         WITHDRAWAL CHARGES NOT DEDUCTED

                      (TOTAL INSURANCE CHARGES OF 1.40%)


                                                                 PORTFOLIO                               10 YEAR OR TO
                                                                 INCEPTION                                 INCEPTION
                          PORTFOLIO                                 DATE        1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE

  AIM V.I. Basic Value                                           09/10/01       -23.42%         N/A        -17.12%
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity                                   09/10/01       -12.49%        N/A          -5.05%
----------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND

  Alger American Growth                                            1/9/89       -33.92%       -1.44%         8.39%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 1/25/95       -34.83%        1.82%        11.63%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     5/3/93       -30.52%        2.87%        10.98%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             9/21/88       -27.25%      -10.17%         0.45%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth                                             10/30/97       -20.49%       -1.72%        -0.27%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 5/1/94       -21.48%       -3.15%         3.69%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                         5/1/96       -13.84%        2.45%        10.52%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST

  Balanced                                                         5/3/93       -14.13%        3.28%         8.63%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -53.07%         N/A        -44.25%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          12/3/65       -14.62%        5.12%        11.08%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                     5/3/93         3.23%        4.30%         4.91%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                            5/3/93         7.81%        4.77%         3.35%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00         4.00%         N/A          2.99%
----------------------------------------------------------------------------------------------------------------------
  Money Market                                                    5/19/81          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL
 SHARES)                                                          10/7/93       -29.94%       -5.14%         5.54%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                         9/29/89       -23.44%       -2.27%         8.60%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

  Dreyfus VIF -- Disciplined Stock                                 5/1/96       -23.69%       -3.39%         2.92%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- International Value                               5/1/96       -13.45%       -1.21%        -0.06%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES

  Federated High Income Bond (Primary Class)                       3/1/94        -0.04%       -1.74%         3.11%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   5/8/95       -23.84%       -1.80%         1.08%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/00       -18.64%         N/A        -26.42%
----------------------------------------------------------------------------------------------------------------------
  Federated Capital Income (formerly, Utility)                    2/10/94       -25.01%       -8.38%         1.34%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

  First American Large Cap Growth                                               -31.11%         N/A        -29.26%
----------------------------------------------------------------------------------------------------------------------

                                                                 PORTFOLIO                               10 YEAR OR TO
                                                                 INCEPTION                                 INCEPTION
                          PORTFOLIO                                 DATE        1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                                 -30.28%         N/A        -27.53%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

  INVESCO VIF -- Core Equity (formerly Equity Income)             8/10/94       -20.24%       -1.08%         7.38%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial Services                               9/20/99       -16.09%         N/A          0.44%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Health Sciences                                  7/28/97       -25.50%        3.78%         5.25%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                       5/27/94        -2.67%       -5.20%         1.54%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Real Estate Opportunity                           4/1/98         4.89%         N/A          1.48%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Technology                                       7/14/97       -47.59%       -7.76%        -4.88%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Telecommunications                               9/20/99       -51.49%         N/A        -33.48%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES

  Growth (Institutional Shares)                                   9/13/93       -27.53%       -2.96%         7.06%
----------------------------------------------------------------------------------------------------------------------
  Growth & Income (Institutional Shares)                         05/01/98       -23.35%         N/A          1.71%
----------------------------------------------------------------------------------------------------------------------
  International Growth (Institutional Shares)                    05/02/94       -27.32%       -2.69%         5.03%
----------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth (formerly, Aggressive Growth) (Institutional
   Shares)                                                        9/13/93       -28.94%       -3.44%         5.75%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Institutional Shares)                         9/13/93       -26.54%       -0.75%         8.85%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.

  Lazard Retirement Equity                                        3/18/98       -17.42%         N/A         -3.07%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     11/4/97       -18.82%        2.19%         1.78%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.

  America's Value                                                05/01/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                              12/11/89       -19.17%        1.69%         7.13%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Fasciano                                                       11/09/88        -9.95%        0.57%         8.03%
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           9/10/84         3.87%        3.86%         3.97%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                   11/3/97       -30.32%       -0.31%         2.77%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        3/22/94       -25.20%       -4.99%         8.57%
----------------------------------------------------------------------------------------------------------------------
  Regency                                                        05/28/99       -12.93%         N/A          4.62%
----------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST

  PIMCO PVIT Real Return                                          09/30/99       15.79%         N/A         10.54%
----------------------------------------------------------------------------------------------------------------------
  PIMCO PVIT Total Return                                         12/31/97        5.87%        4.44%         4.44%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

  Pioneer Equity Income VCT                                       9/14/99       -17.22%         N/A         -5.18%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01       -20.19%         N/A        -22.43%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 5/1/00       -20.38%         N/A        -13.43%
----------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND

  Micro-Cap                                                      12/27/96       -16.19%       10.18%        11.66%
----------------------------------------------------------------------------------------------------------------------
  Small-Cap                                                      12/27/96       -15.47%        8.72%         9.97%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST

  Juno                                                           05/01/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Medius                                                         10/01/01       -25.50%         N/A         -4.80%
----------------------------------------------------------------------------------------------------------------------
  Mekros                                                         10/01/01       -36.35%         N/A        -14.86%
----------------------------------------------------------------------------------------------------------------------

                                                                 PORTFOLIO                               10 YEAR OR TO
                                                                 INCEPTION                                 INCEPTION
                          PORTFOLIO                                 DATE        1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/7/97       -36.62%      -10.10%        -5.85%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/7/97       -39.71%       -3.25%        -1.93%
----------------------------------------------------------------------------------------------------------------------
  Sector Rotation                                                05/01/02          N/A          N/A        -32.53%
----------------------------------------------------------------------------------------------------------------------
  Ursa                                                           10/30/98        19.94%         N/A          3.88%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Bond                                           08/08/97        12.74%        1.72%         3.39%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market(2)                                 11/2/98          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.

  Seligman Communications and Information (Class 2 Shares)        10/1/94       -37.12%         N/A        -31.89%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/96       -32.74%         N/A        -32.87%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.

  Strong Opportunity                                               5/8/92       -27.84%        1.42%         9.17%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.

  Strong Mid Cap Growth                                          12/31/96       -38.45%       -3.47%         0.92%
----------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST

  Third Avenue Value                                             09/13/99       -13.54%         N/A         11.90%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST

  Worldwide Absolute Return                                      05/01/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   9/1/89        19.97%        2.65%         4.92%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                     12/21/95        -4.25%       -7.83%        -4.28%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            9/1/89        -4.20%       -5.46%         4.81%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           6/23/97        -5.81%       -0.67%         2.53%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Ultra Short-Term Income                              05/01/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------

VARIABLE INSURANCE FUNDS

  Choice Market Neutral                                          05/01/03          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

OTHER PERFORMANCE DATA

HISTORICAL UNIT VALUES. We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Subaccounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, Tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Subaccounts or the investment funds.

                               ANNUITY PROVISIONS

DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT.

When annuity payments commence, the value of the Individual Contract is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each investment medium at the end of the Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Contract with respect to each investment medium as of the date the

Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Contract value. Any portion of the Individual Contract value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.


The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Contract value which is to be applied to provide variable payments by the amount of first monthly payment per $1,000 of value, in accordance with annuity tables contained in the Contract. The annuity tables are based on the Progressive Annuity Table, assuming births in the year 1900. For annuitants whose year of birth is after 1915, an "adjusted age" is used, which is one year less than actual age. The amount of first monthly payment per $1,000 of value varies according to the form of annuity selected, the age of the annuitant (for certain options) and the assumed net performance selected by the Contract Owner. The standard assumed net performance is 3 1/2 percent per annum; however, an alternative 5 percent per annum, or such other rate as Jefferson National may offer, may be selected prior to the commencement of annuity payments.


The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3 1/2 percent rate, would produce a higher first payment but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months were equal to the assumed rate, the annuity payments would be level during that period.

VALUE OF AN ANNUITY UNIT.

At the commencement of the Annuity Period, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Subaccount of Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the annuity unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant throughout the Annuity Period and is the basis for calculating the amount of the second and subsequent annuity payments.

The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Subaccount for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 3 1/2 percent assumed net investment rate is .99990576; for a 5 percent rate, the daily factor is .99986634.

AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS.

The amounts of second and subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the annuitant for the applicable Subaccount by (ii) the Annuity Unit value for the Subaccount.

If Annuity Units are established for more than one Subaccount, the calculation is made separately and the results are combined to determine the total monthly variable annuity payment.

1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Subaccount. If payments were based on the investment experience of more than one Subaccount, the same procedure would be followed to determine the portion of the monthly payment attributed to each Subaccount.

2. FIRST MONTHLY PAYMENT. Assume that at the date of retirement there are 40,000 Accumulation Units credited under a particular Individual Contract and that the value of an Accumulation Unit for the Valuation Period immediately prior to retirement was $1.40000000; this produces a total value for the Individual Contract of $56,000.

Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $6.57 per $1,000 of value applied; the first monthly payment to the Annuitant would thus be 56 multiplied by $6.57, or $367.92.

Assume that the Annuity Unit value for the Valuation Period in which the first monthly payment was due was $1.30000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the
Participant: $367.92 /$1.30000000 produces 283.015 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the Valuation Period immediately preceding the due date of the second monthly payment. This is multiplied by .99713732 to neutralize the assumed net investment rate of 3-1/2 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00710869. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30924130.

The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 283.015 times $1.30924130 produces a payment of $370.53.

                              INDEPENDENT AUDITORS


The financial statements included in this Statement of Additional Information of Jefferson National Life Annuity Contract E and Conseco Variable Insurance Company have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports as stated in their opinions given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 5 Times Square, New York, NY 10036.


                                  DISTRIBUTION


Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

Conseco Equity Sales, Inc. (CES), acted as the distributor of the contracts prior to May 1, 2003. For the past three fiscal years of the Separate Account, CES was paid no underwriting commissions.


REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

CONSECO VARIABLE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2002

                                              Conseco Variable Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2002

================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E                                                                                            PAGE
Statement of Assets and Liabilities as of December 31, 2002................................................................      2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2002......................      7
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2001......................     17
Notes to Financial Statements..............................................................................................     27
Report of Independent Auditors.............................................................................................     38

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

==================================================================================================================================
                                                                                               SHARES         COST          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio .................................................................       300,639.4  $13,915,561   $ 7,404,749
     Leveraged AllCap Portfolio .......................................................       380,817.9   14,761,580     7,940,054
     MidCap Growth Portfolio ..........................................................       225,074.3    3,845,160     2,802,175
     Small Capitalization Portfolio ...................................................       187,870.8    2,747,229     2,293,903
   Alliance Variable Products Series Fund, Inc.:
     Growth and Income Portfolio ......................................................         6,614.4      134,915       109,932
   American Century Variable Portfolios, Inc:
     Income and Growth Fund ...........................................................       237,700.9    1,349,547     1,226,537
     International Fund ...............................................................       123,003.4      795,136       640,848
     Value Fund .......................................................................       649,793.1    4,491,134     3,976,734
   Berger Institutional Products Trust:
     Growth Fund.......................................................................       169,050.7    2,728,224     1,054,876
     International Fund ...............................................................        14,304.5      125,306       103,708
     Large Cap Growth Fund ............................................................       232,264.7    4,926,787     2,589,751
     Small Company Growth Fund ........................................................       137,808.3    1,899,287       994,976
   Conseco Series Trust:
     Balanced Portfolio ...............................................................     1,296,915.7   17,966,776    13,293,386
     Conseco 20 Focus Portfolio........................................................        57,317.1      139,313       124,951
     Equity Portfolio .................................................................     1,702,120.2   36,140,859    25,395,632
     Fixed Income Portfolio ...........................................................       985,439.7    9,727,072     9,519,347
     Government Securities Portfolio ..................................................       491,404.4    5,896,739     5,916,508
     High Yield Portfolio..............................................................        92,455.0      786,167       819,151
     Money Market Portfolio ...........................................................    11,466,121.3   11,466,121    11,466,121
   The Dreyfus Socially Responsible Growth Fund, Inc ..................................       187,632.1    6,547,700     3,546,246
   Dreyfus Stock Index Fund ...........................................................     1,033,009.8   34,455,648    23,211,729
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ......................................................        43,464.2      753,667       697,165
     International Value Portfolio ....................................................       119,273.0    1,421,096     1,197,501
   Federated Insurance Series:
     High Income Bond Fund II .........................................................       366,098.0    2,579,401     2,591,974
     International Equity Fund II .....................................................        90,741.0    1,001,119       797,614
     International Small Company Fund II...............................................         3,393.3       18,921        15,541
     Utility Fund II ..................................................................       238,628.5    2,533,689     1,794,486
   First American Insurance Portfolios:
     Large Cap Growth Portfolio........................................................         1,195.5        5,355         4,794
     Mid Cap Growth Portfolio..........................................................         2,229.4       14,764        12,217
   Invesco Variable Investment Funds, Inc:
     Core Equity Fund..................................................................        82,136.3    1,349,796     1,213,154
     Financial Services Fund...........................................................        11,122.0      133,418       116,781
     Health Sciences Fund..............................................................         6,656.4      105,302        91,525
     High Yield Fund...................................................................        68,293.5      503,996       459,616
     Real Estate Opportunity Fund......................................................        64,364.0      694,023       675,178
     Technology Fund...................................................................           997.5       11,021         8,150
     Telecommunications Fund...........................................................           812.1        2,216         2,225
   Janus Aspen Series:
     Aggressive Growth Portfolio ......................................................       482,518.7   21,029,855     7,643,097
     Growth Portfolio .................................................................       810,507.5   21,635,623    11,841,514
     Worldwide Growth Portfolio .......................................................       859,281.8   30,283,686    18,087,881
   Lazard Retirement Series, Inc:
     Equity Portfolio .................................................................        31,147.4      271,685       244,507
     Small Cap Portfolio ..............................................................       298,992.2    3,716,207     3,205,197

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2002

==================================================================================================================================
                                                                                               SHARES         COST          VALUE
----------------------------------------------------------------------------------------------------------------------------------
   Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio ......................................................       201,014.9  $ 4,379,293   $ 3,785,110
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio ..................................................       194,781.5    2,579,919     2,629,550
     MidCap Growth Portfolio ..........................................................         3,373.0       45,729        40,375
     Partners Portfolio ...............................................................       162,031.0    1,987,363     1,847,154
   Pioneer Variable Contracts Trust:
     Equity Income Portfolio...........................................................       127,409.8    2,264,895     1,934,080
     Europe Portfolio..................................................................            67.1          476           450
     Fund Portfolio....................................................................         8,915.3      166,981       135,958
   Rydex Variable Trust:
     Nova Fund.........................................................................        19,399.7      104,570       100,490
     OTC Fund .........................................................................       185,893.6    1,936,098     1,682,338
     U.S. Government Money Market Fund.................................................       572,350.8      572,351       572,351
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio..........................................        53,323.3      656,690       426,053
     Global Technology Portfolio.......................................................        23,691.0      354,735       208,954
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II ...........................................................       196,540.4    3,537,924     2,010,608
   Strong Opportunity Fund II, Inc.....................................................       196,797.7    3,528,103     2,729,584
   LEVCO Series Trust:
     Levin Mid Cap Fund................................................................           385.6        2,649         2,734
   Van Eck Worlwide Insurance Trust:
     Worldwide Bond Fund ..............................................................        53,262.8      568,829       610,392
     Worldwide Emerging Markets Fund ..................................................        94,389.4      948,121       744,733
     Worldwide Hard Assets Fund........................................................        99,477.3      980,342     1,024,616
     Worldwide Real Estate Fund .......................................................        34,596.1      376,119       348,382
----------------------------------------------------------------------------------------------------------------------------------
       Total investments in portfolio shares........................................................................   195,965,343
Receivables:
     Amounts due from Conseco Variable Insurance Company ...........................................................            51
----------------------------------------------------------------------------------------------------------------------------------
       Total assets.................................................................................................  $195,965,394
----------------------------------------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2002

==================================================================================================================================
                                                                                                UNITS      UNIT VALUE       VALUE
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
   The Alger American Fund:
     Growth Portfolio .................................................................     6,150,286.3    $1.203181   $ 7,399,908
     Leveraged AllCap Portfolio .......................................................     3,952,502.0     2.008708     7,939,422
     MidCap Growth Portfolio ..........................................................     2,174,212.5     1.288823     2,802,175
     Small Capitalization Portfolio ...................................................     2,851,917.5     0.804337     2,293,903
   Alliance Variable Products Series Fund, Inc.:
     Growth and Income Portfolio ......................................................       139,312.6     0.789100       109,932
   American Century Variable Portfolios, Inc.:
     Income and Growth Fund............................................................     1,538,171.9     0.797399     1,226,537
     International Fund ...............................................................       688,184.7     0.931215       640,848
     Value Fund .......................................................................     2,874,446.5     1.383478     3,976,733
   Berger Institutional Products Trust:
     Growth Fund.......................................................................     1,682,273.2     0.627054     1,054,876
     International Fund................................................................       133,348.4     0.777721       103,708
     Large Cap Growth Fund ............................................................     2,318,045.8     1.116377     2,587,813
     Small Company Growth Fund ........................................................     1,472,529.0     0.675692       994,976
   Conseco Series Trust:
     Balanced Portfolio ...............................................................     5,730,442.1     2.318731    13,287,354
     Conseco 20 Focus Portfolio........................................................       578,620.1     0.210318       121,694
     Equity Portfolio .................................................................     8,159,696.9     3.111467    25,388,628
     Fixed Income Portfolio ...........................................................     5,893,257.1     1.614208     9,512,943
     Government Securities Portfolio ..................................................     3,753,319.8     1.575650     5,913,918
     High Yield Portfolio..............................................................       757,352.9     1.081598       819,151
     Money Market Portfolio ...........................................................     8,775,370.5     1.306210    11,462,477
   The Dreyfus Socially Responsible Growth Fund, Inc...................................     2,597,204.3     1.365409     3,546,246
   Dreyfus Stock Index Fund ...........................................................    14,194,622.4     1.635188    23,210,876
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio.......................................................       952,348.8     0.732048       697,165
     International Value Portfolio.....................................................     1,434,347.2     0.834875     1,197,501
   Federated Insurance Series:
     High Income Bond Fund II .........................................................     2,095,583.4     1.235905     2,589,942
     International Equity Fund II .....................................................       734,915.1     1.085314       797,614
     International Small Company Fund II...............................................        24,183.4     0.642646        15,541
     Utility Fund II ..................................................................     1,803,687.0     0.994899     1,794,486
   First American Insurance Portfolios:
     Large Cap Growth Portfolio........................................................         8,395.2     0.571030         4,794
     Mid Cap Growth Portfolio..........................................................        20,631.9     0.592142        12,217
   Invesco Variable Investment Funds, Inc.:
     Core Equity Fund..................................................................     1,405,754.6     0.862991     1,213,154
     Financial Services Fund...........................................................       143,609.7     0.813186       116,781
     Health Sciences Fund..............................................................       120,141.6     0.761808        91,525
     High Yield Fund...................................................................       631,471.1     0.727849       459,616
     Real Estate Opportunity Fund......................................................       636,702.0     1.060430       675,178
     Technology Fund...................................................................        21,487.4     0.379283         8,150
     Telecommunications Fund...........................................................         7,948.5     0.279949         2,225
   Janus Aspen Series:
     Aggressive Growth Portfolio ......................................................     6,080,494.8     1.256986     7,643,097
     Growth Portfolio .................................................................     8,335,942.1     1.420537    11,841,514
     Worldwide Growth Portfolio .......................................................    10,116,502.3     1.787958    18,087,881
   Lazard Retirement Series, Inc.:
     Equity Portfolio .................................................................       292,643.5     0.835513       244,507
     Small Cap Portfolio ..............................................................     3,188,949.1     1.005095     3,205,197
   Lord Abbett Series Fund, Inc.:
     Growth and Income Portfolio ......................................................     3,850,120.2     0.981606     3,779,301

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2002

==================================================================================================================================
                                                                                                UNITS      UNIT VALUE       VALUE
----------------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio ..................................................     2,085,785.6     $1.260700  $ 2,629,550
     MidCap Growth Portfolio ..........................................................        67,301.5      0.599917       40,375
     Partners Portfolio ...............................................................     1,922,162.4      0.960099    1,845,466
   Pioneer Variable Contracts Trust:
     Equity Income Portfolio...........................................................     2,551,853.2      0.757912    1,934,080
     Europe Portfolio..................................................................           751.7      0.599217          450
     Fund Portfolio....................................................................       194,780.2      0.698009      135,958
   Rydex Variable Trust:
     Nova Fund.........................................................................        13,901.9      7.228533      100,490
     OTC Fund .........................................................................       184,755.5      9.105752    1,682,338
     U.S. Government Money Market Fund.................................................       575,414.9      0.994675      572,351
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio..........................................     1,180,071.8      0.361040      426,053
     Global Technology Portfolio.......................................................       601,816.2      0.347206      208,954
   Strong Variable Insurance Funds, Inc.:
     Mid Cap Growth Fund II ...........................................................     1,885,811.7      1.064787    2,007,988
   Strong Opportunity Fund II, Inc. ...................................................     2,068,787.9      1.319412    2,729,584
   LEVCO Series Trust:
     Levin Mid Cap Fund................................................................         3,398.8      0.804294        2,734
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ..............................................................       515,486.1      1.184109      610,392
     Worldwide Emerging Markets Fund...................................................     1,103,610.2      0.674815      744,733
     Worldwide Hard Assets Fund........................................................     1,115,979.8      0.918131    1,024,616
     Worldwide Real Estate Fund........................................................       369,917.8      0.941783      348,382
----------------------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' deferred annuity reserves........................................  $195,915,998
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2002

==================================================================================================================================
                                                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred annuity reserves (from page 5).................................  $195,915,998
----------------------------------------------------------------------------------------------------------------------------------

   Contract owners' annuity payment reserves:
     The Alger American Fund:
       Growth Portfolio.............................................................................................         4,863
       Leveraged AllCap Portfolio ..................................................................................           633
     Berger Institutional Products Trust:
        Large Cap Growth Fund.......................................................................................         1,945
     Conseco Series Trust:
       Balanced Portfolio...........................................................................................         5,988
       Conseco 20 Focus Portfolio...................................................................................         3,284
       Equity Portfolio.............................................................................................         7,061
       Fixed Income Portfolio.......................................................................................         6,338
       Government Securities Portfolio..............................................................................         2,592
       Money Market Portfolio ......................................................................................         3,648
     Dreyfus Stock Index Fund.......................................................................................           856
     Federated Insurance Series:
       High Income Bond Fund II ....................................................................................         2,035
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio .................................................................................         5,830
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio ..........................................................................................         1,691
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II ......................................................................................         2,632
----------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves.......................................        49,396
----------------------------------------------------------------------------------------------------------------------------------
           Net assets...............................................................................................  $195,965,394
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

==================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                      SERIES
                                                            --------------------------------------------------------   -----------

                                                                             LEVERAGED       MIDCAP         SMALL       GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     INCOME
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares .................................     $      4,209   $        904   $        --    $        --    $      793
Expenses:
   Mortality and expense risk fees ....................          129,597        131,190        54,548         43,264         1,446
   Administrative fees ................................           15,552         15,743         6,546          5,192           173
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...................................          145,149        146,933        61,094         48,456         1,619
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ................         (140,940)      (146,029)      (61,094)       (48,456)         (826)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..................       (3,775,518)    (3,293,676)   (2,583,545)    (3,272,337)       (7,721)
   Net realized short-term capital gain distributions
     from investments in portfolio shares..............               --             --            --             --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .............               --             --            --             --         4,075
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .............................       (3,775,518)    (3,293,676)   (2,583,545)    (3,272,337)       (3,646)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................         (477,353)    (1,171,857)      872,216      2,098,889       (27,693)
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations ..........................     $ (4,393,811)  $ (4,611,562)  $(1,772,423)   $(1,221,904)   $  (32,165)
==================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

==================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                      SERIES
                                                            --------------------------------------------------------  ------------

                                                                             LEVERAGED       MIDCAP         SMALL       GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     INCOME
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................     $   (140,940)  $   (146,029)  $   (61,094)  $    (48,456)   $     (826)
   Net realized gain (loss) on investments in
     portfolio shares .................................       (3,775,518)    (3,293,676)   (2,583,545)    (3,272,337)       (3,646)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...............         (477,353)    (1,171,857)      872,216      2,098,889       (27,693)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ..............................       (4,393,811)    (4,611,562)   (1,772,423)    (1,221,904)      (32,165)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .....................        1,395,731      1,563,901       528,815        370,583        14,633
   Contract redemptions ...............................       (2,008,888)    (2,266,629)   (1,364,008)    (1,003,237)      (22,552)
   Net transfers ......................................       (1,216,327)       173,643      (138,316)      (610,173)       35,140
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...........       (1,829,484)      (529,085)     (973,509)    (1,242,827)       27,221
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ......       (6,223,295)    (5,140,647)   (2,745,932)    (2,464,731)       (4,944)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................       13,628,066     13,080,702     5,548,107      4,758,634       114,876
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ................     $  7,404,771   $  7,940,055   $ 2,802,175   $  2,293,903    $  109,932
==================================================================================================================================

Notes:
(a) For the period 01/01/02 through 04/30/02 (termination of fund).

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                                                                                          CONSECO
                                                                                                                          SERIES
               AMERICAN CENTURY                                                                                            TRUST
              VARIABLE PORTFOLIOS                                BERGER INSTITUTIONAL PRODUCTS TRUST                    PORTFOLIOS
-------------------------------------------    ---------------------------------------------------------------------  ------------
                                                                                                             SMALL
   INCOME AND                                                                 LARGE CAP        NEW          COMPANY
     GROWTH      INTERNATIONAL     VALUE         GROWTH      INTERNATIONAL     GROWTH    GENERATION (a)      GROWTH       BALANCED
----------------------------------------------------------------------------------------------------------------------------------


  $     15,141    $    6,274    $    47,916    $        --   $     3,989    $    43,553    $       --    $        --  $    522,856

        18,781        10,564         62,512         18,642         9,340         63,639         1,446         32,953       216,931
         2,254         1,268          7,501          2,237         1,121          7,637           173          3,954        26,032
----------------------------------------------------------------------------------------------------------------------------------
        21,035        11,832         70,013         20,879        10,461         71,276         1,619         36,907       242,963
----------------------------------------------------------------------------------------------------------------------------------
        (5,894)       (5,558)       (22,097)       (20,879)       (6,472)       (27,723)       (1,619)       (36,907)      279,893
----------------------------------------------------------------------------------------------------------------------------------


      (434,693)     (464,666)      (266,833)      (354,027)     (195,124)    (3,798,216)      (98,615)    (3,175,320)   (1,508,558)

            --           --         292,869            --            --             --            --             --            --

            --           --          17,158            --            --             --            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
      (434,693)     (464,666)       (43,194)      (354,027)     (195,124)    (3,798,216)      (98,615)    (3,175,320)   (1,508,558)
----------------------------------------------------------------------------------------------------------------------------------

        17,680       253,624       (938,449)      (418,432)      143,860      1,432,963         7,144      1,156,595    (1,425,717)
----------------------------------------------------------------------------------------------------------------------------------
  $   (422,907)   $ (216,600)   $  (917,352)   $  (793,338)  $   (57,736)  $ (2,392,976)  $   (93,090)  $ (2,055,632) $ (2,654,382)
==================================================================================================================================

==================================================================================================================================

                                                                                                                          CONSECO
                                                                                                                          SERIES
               AMERICAN CENTURY                                                                                            TRUST
              VARIABLE PORTFOLIOS                                BERGER INSTITUTIONAL PRODUCTS TRUST                    PORTFOLIOS
-------------------------------------------    ---------------------------------------------------------------------  ------------

                                                                                                             SMALL
   INCOME AND                                                                 LARGE CAP        NEW          COMPANY
     GROWTH      INTERNATIONAL     VALUE         GROWTH      INTERNATIONAL     GROWTH    GENERATION (a)     GROWTH       BALANCED
----------------------------------------------------------------------------------------------------------------------------------

  $     (5,894)  $    (5,558)  $    (22,097)  $    (20,879) $     (6,472)  $    (27,723)  $    (1,619)  $    (36,907)  $   279,893
      (434,693)     (464,666)        43,194       (354,027)     (195,124)    (3,798,216)      (98,615)    (3,175,320)   (1,508,558)


        17,680       253,624       (938,449)      (418,432)      143,860      1,432,963         7,144      1,156,595    (1,425,717)
----------------------------------------------------------------------------------------------------------------------------------
      (422,907)     (216,600)      (917,352)      (793,338)      (57,736)    (2,392,976)      (93,090)    (2,055,632)   (2,654,382)
----------------------------------------------------------------------------------------------------------------------------------

       151,904        60,522        597,207        212,589        13,883        542,820         7,539        285,311     1,420,834
      (231,864)     (317,308)      (974,550)      (228,205)   (1,686,865)    (1,135,698)       (2,094)      (766,475)   (3,823,312)
       127,649       199,261       (102,001)       (81,001)       14,943     (3,331,402)     (394,254)    (1,006,326)   (1,825,843)
----------------------------------------------------------------------------------------------------------------------------------

        47,689       (57,525)      (479,344)       (96,617)   (1,658,039)    (3,924,280)     (388,809)    (1,487,490)   (4,228,321)
----------------------------------------------------------------------------------------------------------------------------------
      (375,218)     (274,125)    (1,396,696)      (889,955)   (1,715,775)    (6,317,256)     (481,899)    (3,543,122)   (6,882,703)
----------------------------------------------------------------------------------------------------------------------------------
     1,601,755       914,973      5,373,429      1,944,831     1,819,483      8,907,014       481,899      4,538,098    20,176,045
----------------------------------------------------------------------------------------------------------------------------------
  $  1,226,537   $   640,848   $  3,976,733   $  1,054,876  $    103,708   $  2,589,758   $        --   $    994,976  $ 13,293,342
==================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

==================================================================================================================================

                                                                           CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                            ----------------------------------------------------------------------

                                                               CONSECO                        FIXED      GOVERNMENT        HIGH
                                                              20 FOCUS        EQUITY         INCOME      SECURITIES        YIELD
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares .................................     $         --   $     98,131   $   667,393   $    206,788   $   59,197
Expenses:
   Mortality and expense risk fees ....................            3,108        395,379       141,728         67,337         7,922
   Administrative fees ................................              373         47,446        17,007          8,080           951
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...................................            3,481        442,825       158,735         75,417         8,873
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............           (3,481)      (344,694)      508,658        131,371        50,324
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
     Net realized gains (losses) on sales of
       investments in portfolio shares ................         (210,026)    (2,953,167)      221,289        190,039      (123,107)
     Net realized short-term capital gain distributions
       from investments in portfolio shares............               --             --        83,154        113,082            --
     Net realized long-term capital gain distributions
       from investments in portfolio shares ...........               --             --            --         12,785            --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .............................         (210,026)    (2,953,167)      304,443        315,906      (123,107)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................           12,728     (1,597,846)     (503,146)       (54,967)       57,288
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ................................     $   (200,779)  $ (4,895,707)   $  309,955   $    392,310   $   (15,495)
==================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

==================================================================================================================================

                                                                           CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                            ----------------------------------------------------------------------

                                                               CONSECO                        FIXED      GOVERNMENT        HIGH
                                                              20 FOCUS        EQUITY         INCOME      SECURITIES        YIELD
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
     Net investment income (expense) ..................     $     (3,481)  $   (344,694)  $   508,658   $    131,371     $  50,324
     Net realized gain (loss) on investments in
       portfolio shares ...............................         (210,026)    (2,953,167)      304,443        315,906      (123,107)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares .............           12,728     (1,597,846)     (503,146)       (54,967)       57,288
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ................................         (200,779)    (4,895,707)      309,955        392,310       (15,495)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .....................           41,912      2,566,060     1,052,540        315,100        24,970
   Contract redemptions ...............................         (223,193)    (6,305,227)   (3,225,401)    (1,628,296)     (417,377)
   Net transfers ......................................          209,275     (1,840,961)   (2,091,091)     2,114,385       725,252
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...........           27,994     (5,580,128)   (4,263,952)       801,189       332,845
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ......         (172,785)   (10,475,835)   (3,953,997)     1,193,499       317,350
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................          297,763     35,871,524    13,473,278      4,723,011       501,801
----------------------------------------------------------------------------------------------------------------------------------
              Net assets, end of period ...............     $    124,978   $ 25,395,689   $ 9,519,281   $  5,916,510     $ 819,151
==================================================================================================================================

     The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

 CONSECO SERIES
TRUST PORTFOLIOS                                    DREYFUS VARIABLE
   (CONTINUED)                                     INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES
--------------                              ----------------------------      ----------------------------------------------------

                   DREYFUS
                  SOCIALLY        DREYFUS                                      HIGH                     INTERNATIONAL
      MONEY      RESPONSIBLE       STOCK       DISCIPLINED  INTERNATIONAL     INCOME      INTERNATIONAL     SMALL
     MARKET        GROWTH          INDEX          STOCK         VALUE         BOND II       EQUITY II    COMPANY II     UTILITY II
----------------------------------------------------------------------------------------------------------------------------------



   $   180,782   $     9,580   $    388,462   $      5,552  $     11,460   $    257,188   $        --   $         --    $  101,721

       180,186        61,957        372,291         12,667        12,208         33,496        18,942            214        22,386
        21,622         7,435         44,675          1,520         1,465          4,020         2,273             26         2,686
----------------------------------------------------------------------------------------------------------------------------------
       201,808        69,392        416,966         14,187        13,673         37,516        21,215            240        25,072
----------------------------------------------------------------------------------------------------------------------------------
       (21,026)      (59,812)       (28,504)        (8,635)       (2,213)       219,672       (21,215)          (240)       76,649
----------------------------------------------------------------------------------------------------------------------------------


            --      (696,457)    (1,883,410)      (358,356)      (76,193)      (473,778)   (1,306,471)        (2,799)     (390,220)

            --            --             --             --            --             --            --             --            --

            --            --             --             --            --             --            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
            --      (696,457)    (1,883,410)      (358,356)      (76,193)      (473,778)   (1,306,471)        (2,799)     (390,220)
----------------------------------------------------------------------------------------------------------------------------------

            --    (1,086,048)    (6,449,216)        (5,177)     (173,191)       230,780       931,330         (2,859)     (233,559)
----------------------------------------------------------------------------------------------------------------------------------
   $   (21,026)  $(1,842,317)  $ (8,361,130)  $   (372,168) $   (251,597)  $    (23,326)  $  (396,356)  $     (5,898)   $ (547,130)
==================================================================================================================================



==================================================================================================================================

 CONSECO SERIES
TRUST PORTFOLIOS                                    DREYFUS VARIABLE
   (CONTINUED)                                     INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES
--------------                              ----------------------------      ----------------------------------------------------

                   DREYFUS
                  SOCIALLY        DREYFUS                                      HIGH                     INTERNATIONAL
      MONEY      RESPONSIBLE       STOCK       DISCIPLINED  INTERNATIONAL     INCOME      INTERNATIONAL     SMALL
     MARKET        GROWTH          INDEX          STOCK         VALUE         BOND II       EQUITY II    COMPANY II     UTILITY II
----------------------------------------------------------------------------------------------------------------------------------

  $    (21,026)  $   (59,812)  $    (28,504)  $     (8,635) $     (2,213)  $    219,672   $   (21,215)  $       (240)   $   76,649
            --      (696,457)    (1,883,410)      (358,356)      (76,193)      (473,778)   (1,306,471)        (2,799)     (390,220)

            --    (1,086,048)    (6,449,216)        (5,177)     (173,191)       230,780       931,330         (2,859)     (233,559)
----------------------------------------------------------------------------------------------------------------------------------
       (21,026)   (1,842,317)    (8,361,130)      (372,168)     (251,597)       (23,326)     (396,356)        (5,898)     (547,130)
----------------------------------------------------------------------------------------------------------------------------------

     1,460,536       602,952      3,725,177         86,280        57,224        120,082       138,424            510        96,508
    (8,499,317)     (984,506)    (6,558,370)      (163,807)     (219,322)    (1,332,075)     (409,723)        (9,070)     (241,369)
     3,700,132      (655,736)    (2,433,442)      (512,137)    1,195,176        885,504      (447,964)        25,532       252,001
----------------------------------------------------------------------------------------------------------------------------------

    (3,338,649)   (1,037,290)    (5,266,635)      (589,664)    1,033,078       (326,489)     (719,263)        16,972       107,140
----------------------------------------------------------------------------------------------------------------------------------
    (3,359,675)   (2,879,607)   (13,627,765)      (961,832)      781,481       (349,815)   (1,115,619)        11,074      (439,990)
----------------------------------------------------------------------------------------------------------------------------------
    14,825,800     6,425,853     36,839,497      1,658,997       416,020      2,941,792     1,913,233          4,467     2,234,476
----------------------------------------------------------------------------------------------------------------------------------
  $ 11,466,125   $ 3,546,246   $ 23,211,732   $    697,165  $  1,197,501   $  2,591,977   $   797,614   $     15,541   $ 1,794,486
==================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

==================================================================================================================================

                                                                     FIRST AMERICAN                   INVESCO VARIABLE
                                                                  INSURANCE PORTFOLIOS                INVESTMENT FUNDS
                                                            ---------------------------   ----------------------------------------
                                                              LARGE CAP       MID CAP         CORE        FINANCIAL       HEALTH
                                                               GROWTH         GROWTH         EQUITY       SERVICES       SCIENCES
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares .................................     $         --   $         --   $    20,970   $        767   $        --
Expenses:
   Mortality and expense risk fees ....................               96            170        16,827          1,848         1,466
   Administrative fees ................................               12             20         2,019            222           176
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...................................              108            190        18,846          2,070         1,642
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ................             (108)          (190)        2,124         (1,303)       (1,642)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..................           (2,447)        (1,887)     (330,920)       (12,507)      (25,687)
   Net realized short-term capital gain distributions
     from investments in portfolio shares..............               --             --            --             --            --
   Net realized long-term capital gain distributions
       from investments in portfolio shares ...........               --             --            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ...............................           (2,447)       (1,887)      (330,920)       (12,507)      (25,687)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................             (561)       (3,494)       (61,217)       (15,670)      (13,912)
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations ..........................     $     (3,116)   $   (5,571)   $  (390,013)   $   (29,480)   $  (41,241)
==================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

==================================================================================================================================

                                                                     FIRST AMERICAN                   INVESCO VARIABLE
                                                                  INSURANCE PORTFOLIOS                INVESTMENT FUNDS
                                                            ---------------------------   ----------------------------------------
                                                              LARGE CAP       MID CAP         CORE        FINANCIAL       HEALTH
                                                               GROWTH         GROWTH         EQUITY       SERVICES       SCIENCES
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................     $       (108)  $       (190)  $     2,124   $     (1,303)    $  (1,642)
   Net realized gain (loss) on investments in
     portfolio shares .................................           (2,447)        (1,887)     (330,920)       (12,507)      (25,687)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...............             (561)        (3,494)      (61,217)       (15,670)      (13,912)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ..............................           (3,116)        (5,571)     (390,013)       (29,480)      (41,241)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .....................              717          5,000       117,485         37,856        76,887
   Contract redemptions ...............................               --             --      (461,962)       (39,127)      (15,028)
   Net transfers ......................................            7,193         (2,740)    1,010,195         48,609       (80,923)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...........            7,910          2,260       665,718         47,338       (19,064)
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ......            4,794         (3,311)      275,705         17,858       (60,305)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................               --         15,528       937,449         98,923       151,830
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ................     $      4,794   $     12,217   $ 1,213,154   $    116,781     $  91,525
==================================================================================================================================


     The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                                                                            LAZARD RETIREMENT
         INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)            JANUS ASPEN SERIES PORTFOLIOS             SERIES PORTFOLIOS
----------------------------------------------------------- -----------------------------------------   --------------------------
                  REAL ESTATE                     TELE-       AGGRESSIVE                   WORLDWIDE
   HIGH YIELD     OPPORTUNITY   TECHNOLOGY   COMMUNICATIONS     GROWTH         GROWTH        GROWTH         EQUITY       SMALL CAP
----------------------------------------------------------------------------------------------------------------------------------


  $     49,426   $     7,352   $         --   $         --  $         --   $         --   $   207,711   $        199      $     --
         6,974         5,466            213            256       117,549        195,718       303,931          2,718        41,779
           837           656             26             31        14,106         23,486        36,472            326         5,013
----------------------------------------------------------------------------------------------------------------------------------
         7,811         6,122            239            287       131,655        219,204       340,403          3,044        46,792
----------------------------------------------------------------------------------------------------------------------------------
        41,615         1,230           (239)          (287)     (131,655)      (219,204)     (132,692)        (2,845)      (46,792)
----------------------------------------------------------------------------------------------------------------------------------


      (259,379)       10,005         (5,608)       (18,578)   (4,258,084)    (4,137,040)     (535,932)       (23,481)      (89,273)

            --            --             --             --            --             --            --             --        14,555

            --            --             --             --            --             --            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
      (259,379)       10,005         (5,608)       (18,578)   (4,258,084)    (4,137,040)     (535,932)       (23,481)      (74,718)
----------------------------------------------------------------------------------------------------------------------------------
       191,673       (21,812)        (5,097)          (489)      910,061       (867,149)   (7,070,891)       (18,250)     (629,117)
----------------------------------------------------------------------------------------------------------------------------------

  $    (26,091)  $   (10,577)  $    (10,944)  $    (19,354) $ (3,479,678)  $ (5,223,393)  $(7,739,515)  $    (44,576)   $ (750,627)
==================================================================================================================================





==================================================================================================================================

                                                                                                            LAZARD RETIREMENT
         INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)            JANUS ASPEN SERIES PORTFOLIOS             SERIES PORTFOLIOS
----------------------------------------------------------- -----------------------------------------   --------------------------
                  REAL ESTATE                     TELE-       AGGRESSIVE                    WORLDWIDE
   HIGH YIELD     OPPORTUNITY   TECHNOLOGY   COMMUNICATIONS     GROWTH         GROWTH        GROWTH         EQUITY       SMALL CAP
----------------------------------------------------------------------------------------------------------------------------------

  $     41,615   $     1,230   $       (239)  $       (287) $   (131,655)  $   (219,204)  $  (132,692)  $     (2,845)    $ (46,792)
      (259,379)       10,005         (5,608)       (18,578)   (4,258,084)    (4,137,040)     (535,932)       (23,481)      (74,718)
       191,673       (21,812)        (5,097)          (489)      910,061       (867,149)   (7,070,891)       (18,250)     (629,117)
----------------------------------------------------------------------------------------------------------------------------------
       (26,091)      (10,577)       (10,944)       (19,354)   (3,479,678)    (5,223,393)   (7,739,515)       (44,576)     (750,627)
----------------------------------------------------------------------------------------------------------------------------------

        49,940       210,029         23,709          6,841     2,015,547      2,567,641     3,056,173         21,156       323,825
      (187,788)     (107,868)        (5,364)        (4,142)   (1,595,576)    (3,024,136)   (4,656,623)       (40,086)     (945,478)
       (82,271)      432,963        (29,634)        (9,773)   (1,471,791)    (1,292,334)   (3,394,961)       102,918     2,009,459
----------------------------------------------------------------------------------------------------------------------------------

      (220,119)      535,124        (11,289)        (7,074)   (1,051,820)    (1,748,829)   (4,995,411)        83,988     1,387,806
----------------------------------------------------------------------------------------------------------------------------------
      (246,210)      524,547        (22,233)       (26,428)   (4,531,498)    (6,972,222)  (12,734,926)        39,412       637,179
----------------------------------------------------------------------------------------------------------------------------------
       705,826       150,631         30,383         28,653    12,174,595     18,813,736    30,822,807        205,095     2,568,018
----------------------------------------------------------------------------------------------------------------------------------
 $     459,616   $   675,178   $      8,150   $      2,225  $  7,643,097   $ 11,841,514   $18,087,881   $    244,507   $ 3,205,197
==================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

==================================================================================================================================

                                                                                         NEUBERGER                       PIONEER
                                                                                       BERMAN ADVISERS                   VARIABLE
                                                                                         MANAGEMENT                     CONTRACTS
                                                                LORD                  TRUST PORTFOLIOS                    TRUST
                                                               ABBETT      ----------------------------------------  -------------
                                                               SERIES
                                                                FUND          LIMITED
                                                               GROWTH        MATURITY        MIDCAP                       EQUITY
                                                             AND INCOME        BOND          GROWTH       PARTNERS        INCOME
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares .................................     $     22,346   $     98,837   $        --   $     17,866     $  54,084
Expenses:
   Mortality and expense risk fees ....................           43,388         35,933           363         36,057        31,472
   Administrative fees ................................            5,207          4,312            44          4,327         3,777
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...................................           48,595         40,245           407         40,384        35,249
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ................          (26,249)        58,592          (407)       (22,518)       18,835
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..................         (221,420)        65,789        (4,856)      (911,364)     (370,513)
   Net realized short-term capital gain distributions
     from investments in portfolio shares..............               --             --            --             --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .............              500             --            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .............................         (220,920)        65,789        (4,856)      (911,364)     (370,513)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................         (551,012)       (11,659)       (5,834)        60,935      (145,725)
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations ..........................     $   (798,181)   $   112,722   $   (11,097)  $   (872,947)  $  (497,403)
==================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

==================================================================================================================================

                                                                                         NEUBERGER                       PIONEER
                                                                                       BERMAN ADVISERS                   VARIABLE
                                                                                         MANAGEMENT                     CONTRACTS
                                                                LORD                  TRUST PORTFOLIOS                    TRUST
                                                               ABBETT      ----------------------------------------  -------------
                                                               SERIES
                                                                FUND          LIMITED
                                                               GROWTH        MATURITY        MIDCAP                       EQUITY
                                                             AND INCOME        BOND          GROWTH       PARTNERS        INCOME
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................     $    (26,249)  $     58,592   $      (407)  $    (22,518)    $  18,835
   Net realized gain (loss) on investments in
     portfolio shares .................................         (220,920)        65,789        (4,856)      (911,364)     (370,513)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...............         (551,012)       (11,659)       (5,834)        60,935      (145,725)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ..............................         (798,181)       112,722       (11,097)      (872,947)     (497,403)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .....................          684,307        232,638         9,715        142,784       245,253
   Contract redemptions ...............................       (1,027,225)    (1,239,296)         (103)      (803,222)     (443,761)
   Net transfers ......................................        2,329,527      1,373,341        27,433       (547,866)      (22,511)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...........        1,986,609        366,683        37,045     (1,208,304)     (221,019)
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ......        1,188,428        479,405        25,948     (2,081,251)     (718,422)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................        2,596,703      2,150,145        14,427      3,928,408     2,652,502
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ................     $  3,785,131   $  2,629,550   $    40,375   $  1,847,157  $  1,934,080
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.
                                                                              13

==================================================================================================================================

                                                                                                                        STRONG
                                                                                                                       VARIABLE
         PIONEER VARIABLE                                                                                              INSURANCE
    CONTRACTS TRUST (CONTINUED)                   RYDEX VARIABLE TRUST                    SELIGMAN PORTFOLIOS            FUNDS
-------------------------------   ----------------------------------------------   ------------------------------- ---------------
                                                                         U.S.
                                                                      GOVERNMENT    COMMUNICATIONS
                                                                         MONEY            AND            GLOBAL          MID CAP
     EUROPE            FUND             NOVA             OTC            MARKET        INFORMATION      TECHNOLOGY       GROWTH II
----------------------------------------------------------------------------------------------------------------------------------



$           --   $        1,110   $       57,116  $           --   $         800   $           --   $           --    $         --

            41            1,615            4,917          20,263           2,729            7,621            3,724          55,209
             5              194              590           2,432             327              914              447           6,625
----------------------------------------------------------------------------------------------------------------------------------
            46            1,809            5,507          22,695           3,056            8,535            4,171          61,834
----------------------------------------------------------------------------------------------------------------------------------
           (46)            (699)          51,609         (22,695)         (2,256)          (8,535)          (4,171)        (61,834)
----------------------------------------------------------------------------------------------------------------------------------


        (1,086)         (12,501)        (389,078)       (836,080)             --         (270,291)        (101,939)     (5,652,030)

            --               --               --              --              --               --               --              --

            --               --               --              --              --               --               --              --
----------------------------------------------------------------------------------------------------------------------------------
        (1,086)         (12,501)        (389,078)       (836,080)             --         (270,291)        (101,939)     (5,652,030)
----------------------------------------------------------------------------------------------------------------------------------

           284          (18,469)          (6,750)         (5,857)             --          (40,786)         (19,809)      3,481,692
----------------------------------------------------------------------------------------------------------------------------------
$         (848)  $      (31,669)  $     (344,219) $     (864,632)  $      (2,256)  $     (319,612)  $     (125,919)   $ (2,232,172)
==================================================================================================================================





==================================================================================================================================

                                                                                                                        STRONG
                                                                                                                       VARIABLE
         PIONEER VARIABLE                                                                                              INSURANCE
    CONTRACTS TRUST (CONTINUED)                   RYDEX VARIABLE TRUST                    SELIGMAN PORTFOLIOS            FUNDS
-------------------------------   ----------------------------------------------   ------------------------------- ---------------
                                                                         U.S.
                                                                      GOVERNMENT    COMMUNICATIONS
                                                                         MONEY            AND            GLOBAL          MID CAP
     EUROPE            FUND             NOVA             OTC            MARKET        INFORMATION      TECHNOLOGY       GROWTH II
----------------------------------------------------------------------------------------------------------------------------------


$          (46)  $         (699)  $       51,609  $      (22,695)  $      (2,256)  $       (8,535)  $       (4,171) $      (61,834)
        (1,086)         (12,501)        (389,078)       (836,080)             --         (270,291)        (101,939)     (5,652,030)

           284          (18,469)          (6,750)         (5,857)             --          (40,786)         (19,809)      3,481,692
----------------------------------------------------------------------------------------------------------------------------------
          (848)         (31,669)        (344,219)       (864,632)         (2,256)        (319,612)        (125,919)     (2,232,172)
----------------------------------------------------------------------------------------------------------------------------------

         1,367           23,711          137,916         421,730         122,777          118,123           58,421         591,483
          (191)          (4,800)          (5,878)       (328,066)       (112,912)        (122,659)         (44,857)       (995,059)
        (4,913)          29,125           89,967         547,503         561,681          (28,307)         (53,615)     (4,025,226)
----------------------------------------------------------------------------------------------------------------------------------

        (3,737)          48,036          222,005         641,167         571,546          (32,843)         (40,051)     (4,428,802)
----------------------------------------------------------------------------------------------------------------------------------
        (4,585)          16,367         (122,214)       (223,465)        569,290         (352,455)        (165,970)     (6,660,974)
----------------------------------------------------------------------------------------------------------------------------------
         5,035          119,591          222,704       1,905,803           3,061          778,508          374,924       8,671,594
----------------------------------------------------------------------------------------------------------------------------------
$          450   $      135,958   $      100,490  $    1,682,338   $     572,351   $      426,053   $      208,954  $    2,010,620
==================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

==================================================================================================================================

                                                                                                              VAN ECK WORLDWIDE
                                                                               LEVCO SERIES TRUST              INSURANCE TRUST
                                                                           --------------------------   --------------------------
                                                               STRONG                        LEVIN
                                                             OPPORTUNITY   LEVCO EQUITY      MID CAP                     EMERGING
                                                               FUND II       VALUE (a)      VALUE (a)       BOND          MARKETS
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares .................................     $     12,918   $         --   $        --   $         --     $   1,765
Expenses:
   Mortality and expense risk fees ....................           43,713              1            42          5,230        11,938
   Administrative fees ................................            5,245             --             5            628         1,433
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...................................           48,958              1            47          5,858        13,371
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ................          (36,040)            (1)          (47)        (5,858)      (11,606)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..................       (1,243,629)            14        (1,784)        21,442      (214,416)
   Net realized short-term capital gain distributions
     from investments in portfolio shares..............               --             --            --             --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .............           54,827             --            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .............................       (1,188,802)            14        (1,784)        21,442      (214,416)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................         (123,129)            --            84         52,838       177,516
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations ..........................     $ (1,347,971)  $         13   $    (1,747)   $    68,422     $ (48,506)
==================================================================================================================================





STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

==================================================================================================================================

                                                                                                              VAN ECK WORLDWIDE
                                                                               LEVCO SERIES TRUST              INSURANCE TRUST
                                                                           --------------------------   --------------------------
                                                               STRONG                        LEVIN
                                                             OPPORTUNITY   LEVCO EQUITY      MID CAP                     EMERGING
                                                               FUND II       VALUE (a)      VALUE (a)       BOND          MARKETS
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................     $    (36,040)  $         (1)  $       (47)  $     (5,858)   $  (11,606)
   Net realized gain (loss) on investments in
     portfolio shares .................................       (1,188,802)            14        (1,784)        21,442      (214,416)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...............         (123,129)            --            84         52,838       177,516
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ..............................       (1,347,971)            13        (1,747)        68,422       (48,506)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .....................          483,906            279            --         51,879        89,146
   Contract redemptions ...............................         (796,112)            --            --       (156,819)     (226,338)
   Net transfers ......................................        1,032,723           (292)        4,481        419,948       (19,735)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...........          720,517            (13)        4,481        315,008      (156,927)
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ......         (627,454)            --         2,734        383,430      (205,433)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................        3,357,038             --            --        226,962       950,166
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ................     $  2,729,584   $         --   $     2,734   $    610,392    $  744,733
==================================================================================================================================

a) For the period 06/24/02 (commencement of operations) through 12/31/02.

   The accompanying notes are an integral part of these financial statements.

================================================================================

          VAN ECK
    WORLDWIDE INSURANCE
     TRUST (CONTINUED)
----------------------------

      HARD            REAL                 COMBINED
     ASSETS          ESTATE                  TOTAL
----------------------------            -------------

  $      5,822   $     8,057            $   3,199,035

        11,491         4,324                3,139,756
         1,379           519                  376,774
----------------------------            -------------
        12,870         4,843                3,516,530
----------------------------            -------------
        (7,048)        3,214                 (317,495)
----------------------------            -------------


        55,329           241              (51,070,495)

            --            --                  503,660

            --            --                   89,345
----------------------------            -------------
        55,329           241              (50,477,490)
----------------------------            -------------
        23,227       (38,093)             (12,126,885)
----------------------------            -------------
  $     71,508   $   (34,638)           $ (62,921,870)
============================            =============





================================================================================

          VAN ECK
    WORLDWIDE INSURANCE
     TRUST (CONTINUED)
----------------------------

      HARD            REAL                 COMBINED
     ASSETS          ESTATE                  TOTAL
----------------------------            -------------

  $     (7,048)  $     3,214            $    (317,495)
        55,329           241              (50,477,490)

        23,227       (38,093)             (12,126,885)
----------------------------            -------------
        71,508       (34,638)             (62,921,870)
----------------------------            -------------

        91,750        73,474               29,548,012
      (337,433)     (133,688)             (63,910,335)
       635,127       109,571               (7,324,209)
----------------------------            -------------

       389,444        49,357              (41,686,532)
----------------------------            -------------
       460,952        14,719             (104,608,402)
----------------------------            -------------
       563,664       333,663              300,573,796
----------------------------            -------------
  $  1,024,616   $   348,382            $ 195,965,394
============================            =============

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                      SERIES
                                                            --------------------------------------------------------- ------------
                                                                             LEVERAGED       MIDCAP        SMALL        GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH   CAPITALIZATION  INCOME (a) (b)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares .............     $     31,072   $         --   $   413,932   $      2,496      $     --
Expenses:
   Mortality and expense risk fees ....................          169,909        169,459        70,199         59,412           698
   Administrative fees ................................           20,389         20,335         8,424          7,129            84
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...................................          190,298        189,794        78,623         66,541           782
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............         (159,226)      (189,794)      335,309        (64,045)         (782)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..................         (666,942)      (978,878)   (1,217,005)      (765,442)        6,083
   Net realized long-term capital gain distributions
     from investments in portfolio shares .............        1,684,895        488,296     2,039,272             --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .............................        1,017,953       (490,582)      822,267       (765,442)        6,083
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................       (2,778,572)    (2,214,101)   (1,795,751)    (1,186,857)        2,709
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations ..........................     $ (1,919,845)  $ (2,894,477) $   (638,175) $  (2,016,344)    $   8,010
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                      SERIES
                                                            --------------------------------------------------------- ------------
                                                                             LEVERAGED       MIDCAP        SMALL        GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH   CAPITALIZATION  INCOME (a) (b)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................     $   (159,226)  $   (189,794)  $   335,309   $    (64,045)    $    (782)
   Net realized gain (loss) on investments in
     portfolio shares .................................        1,017,953      (490,582)       822,267       (765,442)        6,083
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...............       (2,778,572)    (2,214,101)   (1,795,751)    (1,186,857)        2,709
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ..............................       (1,919,845)   (2,894,477)      (638,175)    (2,016,344)        8,010
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .....................        1,997,630      2,457,421       967,427        620,049         4,263
   Contract redemptions ...............................       (1,109,368)      (953,955)     (483,306)      (447,699)         (828)
   Net transfers ......................................         (187,206)    (1,212,347)     (413,981)       328,392       103,431
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...........          701,056        291,119        70,140        500,742       106,866
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ......       (1,218,789)    (2,603,358)     (568,035)    (1,515,602)      114,876
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................       14,846,855     15,684,060     6,116,142      6,274,236            --
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ................     $ 13,628,066   $ 13,080,702   $ 5,548,107   $  4,758,634     $ 114,876
====================================================================================================================================

Notes:
(a) For the period October 26, 2001 (commencement of operations) to
    December 31, 2001.
(b) The Brinson Series Trust Growth and Income Fund, formerly known as Mitchell Hutchins Series Trust Growth and Income Fund, was merged on October 26, 2001 into the Alliance Variable Products Series Growth and Income Fund, which is not open to new investors.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

               AMERICAN CENTURY
              VARIABLE PORTFOLIOS                                BERGER INSTITUTIONAL PRODUCTS TRUST
-------------------------------------------   ---------------------------------------------------------------------
                                                                                                                          BRINSON
                                                                                                            SMALL      SERIES TRUST
   INCOME AND                                                                LARGE CAP         NEW         COMPANY      GROWTH AND
     GROWTH     INTERNATIONAL      VALUE         GROWTH     INTERNATIONAL     GROWTH       GENERATION      GROWTH       INCOME (b)
------------------------------------------------------------------------------------------------------------------------------------


  $     11,480   $       998   $     50,904   $         --   $    19,166    $    44,339    $       --   $         --    $   38,453

        19,563        14,018         55,523         27,750        24,827        133,656         5,392         63,899         1,854
         2,347         1,682          6,663          3,330         2,979         16,039           647          7,668           223
------------------------------------------------------------------------------------------------------------------------------------
        21,910        15,700         62,186         31,080        27,806        149,695         6,039         71,567         2,077
------------------------------------------------------------------------------------------------------------------------------------
       (10,430)      (14,702)       (11,282)       (31,080)       (8,640)      (105,356)       (6,039)       (71,567)       36,376
------------------------------------------------------------------------------------------------------------------------------------

       (87,562)      (89,236)       602,768        (24,002)       23,731        307,033      (422,760)      (493,454)     (137,819)

            --       110,152             --             --       125,457             --            --         47,088        72,451
------------------------------------------------------------------------------------------------------------------------------------
       (87,562)       20,916        602,768        (24,002)      149,188        307,033      (422,760)      (446,366)      (65,368)
------------------------------------------------------------------------------------------------------------------------------------

       (84,381)     (432,343)      (143,426)      (971,021)     (644,111)    (3,841,113)      155,027     (1,735,079)        5,139
------------------------------------------------------------------------------------------------------------------------------------
  $   (182,373)  $  (426,129)  $    448,060   $ (1,026,103)  $  (503,563)  $ (3,639,436)   $ (273,772)   $(2,253,012)   $  (23,853)
====================================================================================================================================





====================================================================================================================================

               AMERICAN CENTURY
              VARIABLE PORTFOLIOS                                BERGER INSTITUTIONAL PRODUCTS TRUST
-------------------------------------------   ---------------------------------------------------------------------
                                                                                                                          BRINSON
                                                                                                            SMALL      SERIES TRUST
   INCOME AND                                                                LARGE CAP         NEW         COMPANY      GROWTH AND
     GROWTH     INTERNATIONAL      VALUE         GROWTH     INTERNATIONAL     GROWTH       GENERATION      GROWTH       INCOME (b)
------------------------------------------------------------------------------------------------------------------------------------

  $    (10,430)  $   (14,702)  $    (11,282)  $    (31,080) $     (8,640)  $   (105,356)  $    (6,039)  $    (71,567)    $  36,376
       (87,562)       20,916        602,768        (24,002)      149,188        307,033      (422,760)      (446,366)      (65,368)

       (84,381)     (432,343)      (143,426)      (971,021)     (644,111)    (3,841,113)      155,027     (1,735,079)        5,139
------------------------------------------------------------------------------------------------------------------------------------
      (182,373)     (426,129)       448,060     (1,026,103)     (503,563)    (3,639,436)     (273,772)    (2,253,012)      (23,853)
------------------------------------------------------------------------------------------------------------------------------------

       189,422       109,050        628,803        299,166        19,972      1,215,446       228,659        558,094         8,705
       (93,909)     (151,875)      (331,267)      (193,357)      (50,944)    (1,634,848)      (13,952)      (675,471)      (11,880)
       428,665        18,473        814,880       (126,340)      (16,661)      (893,526)      193,801        221,245       (71,980)
------------------------------------------------------------------------------------------------------------------------------------

       524,178       (24,352)     1,112,416        (20,531)      (47,633)    (1,312,928)      408,508        103,868       (75,155)
------------------------------------------------------------------------------------------------------------------------------------
       341,805      (450,481)     1,560,476     (1,046,634)     (551,196)    (4,952,364)      134,736     (2,149,144)      (99,008)
------------------------------------------------------------------------------------------------------------------------------------
     1,259,950     1,365,454      3,812,953      2,991,465     2,370,679     13,859,378       347,163      6,687,242        99,008
------------------------------------------------------------------------------------------------------------------------------------
  $  1,601,755   $   914,973   $  5,373,429   $  1,944,831  $  1,819,483   $  8,907,014   $   481,899   $  4,538,098     $      --
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                 CONSECO SERIES TRUST PORTFOLIOS
                                                         ---------------------------------------------------------------------------
                                                                              CONSECO                       FIXED       GOVERNMENT
                                                              BALANCED       20 FOCUS        EQUITY        INCOME       SECURITIES
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares .............     $    690,658   $         --   $   270,373   $    717,660   $   211,467
Expenses:
   Mortality and expense risk fees ....................          276,496          6,545       464,359        153,148        58,293
   Administrative fees ................................           33,180            785        55,723         18,378         6,995
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...................................          309,676          7,330       520,082        171,526        65,288
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............          380,982         (7,330)     (249,709)       546,134       146,179
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..................         (412,798)      (578,865)   (1,335,472)        18,907       138,837
   Net realized long-term capital gain distributions
     from investments in portfolio shares .............               --             --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .............................         (412,798)      (578,865)   (1,335,472)        18,907       138,837
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................       (1,849,000)       274,665    (3,480,177)       226,113       (77,575)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ............................     $ (1,880,816)   $  (311,530) $ (5,065,358)   $   791,154   $   207,441
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                 CONSECO SERIES TRUST PORTFOLIOS
                                                         ---------------------------------------------------------------------------
                                                                              CONSECO                       FIXED       GOVERNMENT
                                                              BALANCED       20 FOCUS        EQUITY        INCOME       SECURITIES
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ....................     $    380,982  $     (7,330)   $  (249,709)  $    546,134   $   146,179
   Net realized gain (loss) on investments in
     portfolio shares .................................         (412,798)     (578,865)    (1,335,472)        18,907       138,837
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...............       (1,849,000)       274,665    (3,480,177)       226,113       (77,575)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ..............................       (1,880,816)      (311,530)   (5,065,358)       791,154       207,441
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .....................        2,288,017        185,971     3,458,787        840,711       320,654
   Contract redemptions ...............................       (1,660,138)       (29,023)   (2,575,902)    (1,342,485)     (427,737)
   Net transfers ......................................       (1,839,283)      (307,594)   (2,990,059)     1,863,476       387,140
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...........       (1,211,404)      (150,646)   (2,107,174)     1,361,702       280,057
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ......       (3,092,220)      (462,176)   (7,172,532)     2,152,856       487,498
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................       23,268,265        759,939    43,044,056     11,320,422     4,235,513
------------------------------------------------------------------------------------------------------------------------------------
              Net assets, end of period ...............     $ 20,176,045   $    297,763   $35,871,524   $ 13,473,278   $ 4,723,011
====================================================================================================================================

Notes:

(a) For the period May 1, 2001 (commencement of operations) to December 31,
    2001.

     The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

        CONSECO SERIES
       TRUST PORTFOLIOS                                            DREYFUS VARIABLE
          (CONTINUED)                                             INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
----------------------------                                ----------------------------  ----------------------------------------
                             DREYFUS SOCIALLY    DREYFUS                                      HIGH                     INTERNATIONAL
      HIGH          MONEY       RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL     INCOME     INTERNATIONAL      SMALL
      YIELD        MARKET         GROWTH          INDEX         STOCK          VALUE         BOND II      EQUITY II   COMPANY II (a)
------------------------------------------------------------------------------------------------------------------------------------
  $     38,526   $   574,757   $      4,714   $    408,107  $      7,253   $      5,748   $   362,604   $     97,237      $     --

         4,003       189,797         98,009        463,344        20,983          5,249        39,828         23,256            22
           480        22,776         11,761         55,601         2,518            630         4,779          2,791             3
------------------------------------------------------------------------------------------------------------------------------------
         4,483       212,573        109,770        518,945        23,501          5,879        44,607         26,047            25
------------------------------------------------------------------------------------------------------------------------------------
        34,043       362,184       (105,056)      (110,838)      (16,248)          (131)      317,997         71,190           (25)
------------------------------------------------------------------------------------------------------------------------------------


       (10,326)           --        (15,337)       485,575      (519,920)       (48,143)     (706,820)      (221,966)           (4)

            --            --             --        192,128            --             --            --        125,326            --
------------------------------------------------------------------------------------------------------------------------------------
       (10,326)           --        (15,337)       677,703      (519,920)       (48,143)     (706,820)       (96,640)           (4)
------------------------------------------------------------------------------------------------------------------------------------

       (24,550)           --     (2,157,753)    (6,233,181)      244,877        (28,531)      366,327       (656,384)         (521)
------------------------------------------------------------------------------------------------------------------------------------
  $       (833)  $   362,184   $ (2,278,146)  $ (5,666,316) $   (291,291)  $    (76,805)  $   (22,496)  $   (681,834)     $   (550)
====================================================================================================================================



====================================================================================================================================

        CONSECO SERIES
       TRUST PORTFOLIOS                                            DREYFUS VARIABLE
          (CONTINUED)                                             INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
----------------------------                                ----------------------------  ----------------------------------------
                             DREYFUS SOCIALLY    DREYFUS                                      HIGH                     INTERNATIONAL
      HIGH          MONEY       RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL     INCOME     INTERNATIONAL      SMALL
      YIELD        MARKET         GROWTH          INDEX         STOCK          VALUE         BOND II      EQUITY II   COMPANY II (a)
------------------------------------------------------------------------------------------------------------------------------------
  $     34,043   $   362,184   $   (105,056)  $   (110,838) $    (16,248)  $       (131)  $   317,997   $     71,190      $    (25)
       (10,326)           --        (15,337)       677,703      (519,920)       (48,143)     (706,820)       (96,640)           (4)

       (24,550)           --     (2,157,753)    (6,233,181)      244,877        (28,531)      366,327       (656,384)         (521)
------------------------------------------------------------------------------------------------------------------------------------
          (833)      362,184     (2,278,146)    (5,666,316)     (291,291)       (76,805)      (22,496)      (681,834)         (550)
------------------------------------------------------------------------------------------------------------------------------------

       133,608     3,015,710        984,008      5,347,143       150,487         51,055       215,674        130,641            17
       (28,674)   (3,634,787)    (1,142,070)    (2,569,217)      (96,134)       (31,843)     (233,113)       (73,514)           --
       263,328     2,490,306       (957,566)      (387,551)     (900,763)       118,510      (339,836)       461,132         5,000
------------------------------------------------------------------------------------------------------------------------------------

       368,262     1,871,229     (1,115,628)     2,390,375      (846,410)       137,722      (357,275)       518,259         5,017
------------------------------------------------------------------------------------------------------------------------------------
       367,429     2,233,413     (3,393,774)    (3,275,941)   (1,137,701)        60,917      (379,771)      (163,575)        4,467
------------------------------------------------------------------------------------------------------------------------------------
       134,372    12,592,387      9,819,627     40,115,438     2,796,698        355,103     3,321,563      2,076,808            --
------------------------------------------------------------------------------------------------------------------------------------
  $    501,801  $ 14,825,800  $   6,425,853   $ 36,839,497  $  1,658,997   $    416,020   $ 2,941,792   $  1,913,233      $  4,467
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                            FEDERATED
                                                        INSURANCE SERIES       FIRST AMERICAN                INVESCO VARIABLE
                                                           (CONTINUED)      INSURANCE PORTFOLIOS             INVESTMENT FUNDS
                                                        ----------------    ---------------------         -----------------------

                                                                           LARGE CAP       MID CAP        EQUITY         FINANCIAL
                                                            UTILITY II     GROWTH (a)     GROWTH (a)      INCOME (b)    SERVICES (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends and short-term capital gains
    from investments in portfolio shares .................   $ 78,007       $     --       $     --       $ 12,528       $    362
Expenses:
  Mortality and expense risk fees ........................     30,056             --             97          9,948            363
  Administrative fees ....................................      3,607             --             12          1,194             44
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .......................................     33,663             --            109         11,142            407
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ..................     44,344             --           (109)         1,386            (45)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
    in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ......................   (303,792)            --         (1,394)       (28,697)          (110)
  Net realized long-term capital gain distributions
    from investments in portfolio shares .................         --             --             --            932             16
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ..............................   (303,792)            --         (1,394)       (27,765)           (94)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .....................   (146,964)            --            947        (57,571)          (968)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ..............................   $(406,412)     $     --       $   (556)      $(83,950)      $ (1,107)
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                             FEDERATED
                                                         INSURANCE SERIES       FIRST AMERICAN               INVESCO VARIABLE
                                                            (CONTINUED)      INSURANCE PORTFOLIOS            INVESTMENT FUNDS
                                                         ----------------   -----------------------       -----------------------

                                                                           LARGE CAP       MID CAP         EQUITY       FINANCIAL
                                                            UTILITY II     GROWTH (a)     GROWTH (a)     INCOME (b)    SERVICES (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........................   $ 44,344       $     --       $   (109)      $  1,386       $    (45)
  Net realized gain (loss) on investments
    in portfolio shares ..................................   (303,792)            --         (1,394)       (27,765)           (94)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...................   (146,964)            --            947        (57,571)          (968)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ..................................   (406,412)            --           (556)       (83,950)        (1,107)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .........................    208,858             --         12,749        112,110         20,991
  Contract redemptions ...................................   (119,301)            --             --        (65,871)           (76)
  Net transfers ..........................................     30,065             --          3,335        352,998         79,115
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ...............    119,622             --         16,084        399,237        100,030
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ..........   (286,790)            --         15,528        315,287         98,923
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................   2,521,266            --             --        622,162             --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ....................   $2,234,476     $     --       $ 15,528       $937,449       $ 98,923
====================================================================================================================================

Notes:

(a)  For the period May 1, 2001 (commencement of operations) to December 31,
     2001.
(b)  Invesco Equity Income was renamed Invesco Core Equity effective May 1,
     2002.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                          LAZARD
                                                                                                                        RETIREMENT
                                                                                                                          SERIES
               INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                    JANUS ASPEN SERIES PORTFOLIOS           PORTFOLIOS
----------------------------------------------------------------------  --------------------------------------------  --------------

   HEALTH                    REAL ESTATE     TECH-         TELECOM-     AGGRESSIVE                     WORLDWIDE
SCIENCES(a)    HIGH YIELD   OPPORTUNITY(a)   NOLOGY(a)  MUNICATIONS(a)    GROWTH          GROWTH         GROWTH         EQUITY
------------------------------------------------------------------------------------------------------------------------------------

$      479    $    76,742    $     1,527    $        --    $       --    $        --    $    14,437    $   165,955    $     1,270
       451         10,892            446            114            50        179,811        262,552        436,867          2,578
        54          1,307             53             14             6         21,577         31,506         52,424            309
------------------------------------------------------------------------------------------------------------------------------------
       505         12,199            499            128            56        201,388        294,058        489,291          2,887
------------------------------------------------------------------------------------------------------------------------------------
       (26)        64,543          1,028           (128)          (56)      (201,388)      (279,621)      (323,336)        (1,617)
------------------------------------------------------------------------------------------------------------------------------------



      (225)       (84,448)          (766)         2,010           (14)       (50,959)      (443,034)       919,498        (18,578)

        --             --             --             --            --             --         42,040             --             --
------------------------------------------------------------------------------------------------------------------------------------

      (225)       (84,448)          (766)         2,010           (14)       (50,959)      (400,994)       919,498        (18,578)
------------------------------------------------------------------------------------------------------------------------------------

       135       (135,814)         2,967          2,225           498     (8,101,476)    (5,911,679)   (10,707,018)        12,498
------------------------------------------------------------------------------------------------------------------------------------

$     (116)   $  (155,719)   $     3,229    $     4,107    $      428    $(8,353,823)   $(6,592,294)   $(10,110,856)  $    (7,697)
====================================================================================================================================


====================================================================================================================================
                                                                                                                          LAZARD
                                                                                                                        RETIREMENT
                                                                                                                          SERIES
               INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                    JANUS ASPEN SERIES PORTFOLIOS           PORTFOLIOS
----------------------------------------------------------------------  --------------------------------------------  --------------

   HEALTH                    REAL ESTATE     TECH-         TELECOM-     AGGRESSIVE                     WORLDWIDE
SCIENCES(a)    HIGH YIELD   OPPORTUNITY(a)   NOLOGY(a)  MUNICATIONS(a)    GROWTH          GROWTH         GROWTH         EQUITY
------------------------------------------------------------------------------------------------------------------------------------

$      (26)   $    64,543    $     1,028    $      (128)   $      (56)   $  (201,388)   $  (279,621)   $  (323,336)   $    (1,617)

      (225)       (84,448)          (766)         2,010           (14)       (50,959)      (400,994)       919,498        (18,578)

       135       (135,814)         2,967          2,225           498     (8,101,476)    (5,911,679)   (10,707,018)        12,498
------------------------------------------------------------------------------------------------------------------------------------

      (116)      (155,719)         3,229          4,107           428     (8,353,823)    (6,592,294)   (10,110,856)        (7,697)
------------------------------------------------------------------------------------------------------------------------------------

    18,018        136,565         91,624         17,978         4,345      3,408,411      4,162,277      4,901,794         15,119
        --       (135,117)            --         (8,366)           --     (1,106,352)    (1,465,220)    (2,829,391)       (45,872)
   133,928         22,147         55,778         16,664        23,880     (2,265,371)    (1,839,794)    (3,746,922)        35,450
------------------------------------------------------------------------------------------------------------------------------------

   151,946         23,595        147,402         26,276        28,225         36,688        857,263     (1,674,519)         4,697
------------------------------------------------------------------------------------------------------------------------------------
   151,830       (132,124)       150,631         30,383        28,653     (8,317,135)    (5,735,031)   (11,785,375)        (3,000)
------------------------------------------------------------------------------------------------------------------------------------
        --        837,950             --             --            --     20,491,730     24,548,767     42,608,182        208,095
------------------------------------------------------------------------------------------------------------------------------------
$  151,830    $   705,826    $   150,631    $    30,383    $   28,653    $12,174,595    $18,813,736    $30,822,807    $   205,095
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                         LAZARD RETIREMENT                            NEUBERGER BERMAN
                                                         SERIES PORTFOLIOS                           ADVISERS MANAGEMENT
                                                            (CONTINUED)                               TRUST PORTFOLIOS
                                                         -----------------                ------------------------------------------

                                                                          LORD ABBETT
                                                                           SERIES FUND     LIMITED
                                                                           GROWTH AND      MATURITY        MIDCAP
                                                            SMALL CAP        INCOME          BOND        GROWTH (a)     PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends and short-term capital gains
    from investments in portfolio shares ................  $    92,253    $    13,072    $    86,262    $        --    $    15,278
Expenses:
  Mortality and expense risk fees .......................       17,841         23,771         31,978             23         48,546
  Administrative fees ...................................        2,141          2,853          3,837              3          5,826
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ......................................       19,982         26,624         35,815             26         54,372
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .................       72,271        (13,552)        50,447            (26)       (39,094)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
     in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .....................       67,344         29,292         97,152              1       (278,443)
  Net realized long-term capital gain distributions
    from investments in portfolio shares ................       46,766         54,850             --             --        145,139
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares .............................      114,110         84,142         97,152              1       (133,304)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ....................       83,543       (202,258)        26,380            481         25,164
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................  $   269,924    $  (131,668)   $   173,979    $       456    $  (147,234)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001


====================================================================================================================================
                                                         LAZARD RETIREMENT                            NEUBERGER BERMAN
                                                         SERIES PORTFOLIOS                           ADVISERS MANAGEMENT
                                                            (CONTINUED)                               TRUST PORTFOLIOS
                                                         -----------------                ------------------------------------------

                                                                           LORD ABBETT
                                                                            SERIES FUND     LIMITED
                                                                            GROWTH AND      MATURITY        MIDCAP
                                                             SMALL CAP        INCOME          BOND        GROWTH (a)     PARTNERS
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
  Net investment income (expense) ........................  $    72,271    $   (13,552)   $    50,447    $       (26)   $   (39,094)
  Net realized gain (loss) on investments
    in portfolio shares ..................................      114,110         84,142         97,152              1       (133,304)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...................       83,543       (202,258)        26,380            481         25,164
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ..................................      269,924       (131,668)       173,979            456       (147,234)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .........................      279,754        387,864        251,571         12,430        187,056
  Contract redemptions ...................................      (48,155)      (105,546)      (179,682)            --       (401,447)
  Net transfers ..........................................    1,475,594      1,044,656        378,655          1,541        134,294
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ...............    1,707,193      1,326,974        450,544         13,971        (80,097)
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ..........    1,977,117      1,195,306        624,523         14,427       (227,331)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      590,901      1,401,397      1,525,622             --      4,155,739
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ....................  $ 2,568,018    $ 2,596,703    $ 2,150,145    $    14,427    $ 3,928,408
===================================================================================================================================

Notes:
(a)  For the period May 1, 2001 (commencement of operations) to December 31,
     2001.
(b) For the period January 2, 2001 (commencement of operations) to December 31, 2001.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                                                         STRONG
                                                                                                                        VARIABLE
            PIONEER VARIABLE                                                                                           INSURANCE
            CONTRACTS TRUST                           RYDEX VARIABLE TRUST                 SELIGMAN PORTFOLIOS           FUNDS
----------------------------------------    ----------------------------------------    --------------------------    --------------
                                                                             U.S.
                                                                          GOVERNMENT   COMMUNICATIONS
   EQUITY                                                                   MONEY           AND           GLOBAL         MID CAP
 INCOME (b)    EUROPE (b)      FUND (b)         NOVA           OTC        MARKET (a)    INFORMATION     TECHNOLOGY      GROWTH II
------------------------------------------------------------------------------------------------------------------------------------


$   25,022    $        45    $     1,820    $    31,469    $       --    $        12    $        --    $       686    $        --

    17,299             38            951          2,306        22,382             12          8,667          4,407        131,288
     2,076              5            114            277         2,686              1          1,040            529         15,754
------------------------------------------------------------------------------------------------------------------------------------
    19,375             43          1,065          2,583        25,068             13          9,707          4,936        147,042
------------------------------------------------------------------------------------------------------------------------------------
     5,647              2            755         28,886       (25,068)            (1)        (9,707)        (4,250)      (147,042)
------------------------------------------------------------------------------------------------------------------------------------


   (12,657)           (57)          (911)      (159,557)   (1,166,396)            --       (198,709)       (94,069)    (1,357,480)

    94,457             --          3,016             --            --             --        142,875         63,875             --
------------------------------------------------------------------------------------------------------------------------------------
    81,800            (57)         2,105       (159,557)   (1,166,396)            --        (55,834)       (30,194)    (1,357,480)
------------------------------------------------------------------------------------------------------------------------------------

  (185,090)          (310)       (12,555)        38,288       467,371             --          2,454        (56,969)    (2,918,307)
------------------------------------------------------------------------------------------------------------------------------------
$  (97,643)   $      (365)   $    (9,695)   $   (92,383)   $ (724,093)   $        (1)   $   (63,087)   $   (91,413)   $(4,422,829)
====================================================================================================================================


====================================================================================================================================
                                                                                                                         STRONG
                                                                                                                        VARIABLE
            PIONEER VARIABLE                                                                                           INSURANCE
            CONTRACTS TRUST                           RYDEX VARIABLE TRUST                 SELIGMAN PORTFOLIOS           FUNDS
----------------------------------------    ----------------------------------------    --------------------------    -----------
                                                                             U.S.
                                                                          GOVERNMENT   COMMUNICATIONS
   EQUITY                                                                   MONEY           AND           GLOBAL         MID CAP
 INCOME (b)    EUROPE (b)      FUND (b)         NOVA           OTC        MARKET (a)    INFORMATION     TECHNOLOGY      GROWTH II
------------------------------------------------------------------------------------------------------------------------------------


$    5,647    $         2    $       755    $    28,886    $  (25,068)   $        (1)   $    (9,707)   $    (4,250)   $  (147,042)
    81,800            (57)         2,105       (159,557)   (1,166,396)            --        (55,834)       (30,194)    (1,357,480)

  (185,090)          (310)       (12,555)        38,288       467,371             --          2,454        (56,969)    (2,918,307)
------------------------------------------------------------------------------------------------------------------------------------
   (97,643)          (365)        (9,695)       (92,383)     (724,093)            (1)       (63,087)       (91,413)    (4,422,829)
------------------------------------------------------------------------------------------------------------------------------------

    88,920            293         47,700         45,162       936,412          3,062        308,519        194,291      1,123,537
   (62,011)            --         (6,020)       (16,246)      (69,177)             0        (46,450)       (24,065)    (1,490,538)
 2,723,236          5,107         87,606        (44,057)      169,151              0        217,969        (12,677)      (767,074)
------------------------------------------------------------------------------------------------------------------------------------

 2,750,145          5,400        129,286        (15,141)    1,036,386          3,062        480,038        157,549     (1,134,075)
------------------------------------------------------------------------------------------------------------------------------------
 2,652,502          5,035        119,591       (107,524)      312,293          3,061        416,951         66,136     (5,556,904)
------------------------------------------------------------------------------------------------------------------------------------
        --             --             --        330,228     1,593,510             --        361,557        308,788     14,228,498
------------------------------------------------------------------------------------------------------------------------------------
$2,652,502    $     5,035    $   119,591    $   222,704    $1,905,803    $     3,061    $   778,508    $   374,924    $ 8,671,594
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================


                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                           --------------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                   EMERGING          HARD           REAL
                                                               FUND II         BOND         MARKETS         ASSETS         ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends and short-term capital gains
    from investments in portfolio shares .................  $    80,885    $    12,269    $        --    $     9,921    $     2,062
Expenses:
  Mortality and expense risk fees ........................       35,696          3,396         11,546          9,428          2,833
  Administrative fees ....................................        4,283            407          1,385          1,131            340
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses .......................................       39,979          3,803         12,931         10,559          3,173
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ....................       40,906          8,466        (12,931)          (638)        (1,111)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
    in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ..................................      (10,978)        (5,389)       (78,988)        (7,411)         4,158
  Net realized long-term capital gain distributions
    from investments in portfolio shares .................      426,659             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ..............................      415,681         (5,389)       (78,988)        (7,411)         4,158
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .....................     (611,221)       (19,214)        65,928       (112,691)         5,290
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations ................................  $  (154,634)   $   (16,137)   $   (25,991)   $  (120,740)   $     8,337
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================


                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                           --------------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                   EMERGING          HARD           REAL
                                                               FUND II         BOND         MARKETS         ASSETS         ESTATE
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
  Net investment income (expense) ........................  $    40,906    $     8,466    $   (12,931)   $      (638)   $    (1,111)
  Net realized gain (loss) on investments
    in portfolio shares ..................................      415,681         (5,389)       (78,988)        (7,411)         4,158
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...................     (611,221)       (19,214)        65,928       (112,691)         5,290
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ..................................     (154,634)       (16,137)       (25,991)      (120,740)         8,337
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .........................      740,067         17,216        119,066         39,888         58,747
  Contract redemptions ...................................     (170,574)       (10,788)       (51,086)       (37,789)        (6,871)
  Net transfers ..........................................      438,559        (60,846)       (66,269)      (655,846)       189,652
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ...............    1,008,052        (54,418)         1,711       (653,747)       241,528
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ..........      853,418        (70,555)       (24,280)      (774,487)       249,865
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................    2,503,620        297,517        974,446      1,338,151         83,798
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ....................  $ 3,357,038    $   226,962    $   950,166    $   563,664    $   333,663
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
   VAN ECK
  WORLDWIDE
  INSURANCE
 TRUST FUNDS
 (CONTINUED)
------------
  (NOTE 1)
  OLD HARD         COMBINED
   ASSETS            TOTAL
------------     ------------



$         --     $  4,724,307

          --        3,926,124
          --          471,134
------------     ------------
          --        4,397,258
------------     ------------
          --          327,049
------------     ------------



          --      (10,333,424)
          --        5,905,690
------------     ------------
          --       (4,427,734)
------------     ------------

          --      (57,505,506)
------------     ------------
$         --     $(61,606,191)
============     ============




================================================================================
   VAN ECK
  WORLDWIDE
  INSURANCE
 TRUST FUNDS
 (CONTINUED)
------------
  (NOTE 1)
  OLD HARD         COMBINED
   ASSETS            TOTAL
------------     ------------


$         --     $    327,049
          --       (4,427,734)

          --      (57,505,506)
------------     ------------
          --      (61,606,191)
------------     ------------

          --       44,378,984
          --      (28,499,307)
         (89)      (4,786,479)
------------     ------------

         (89)      11,093,198
------------     ------------
         (89)     (50,512,993)
------------     ------------
          89      351,086,789
------------     ------------
$         --     $300,573,796
============     ============

CONSECO VARIABLE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002 AND 2001

================================================================================

(1)  GENERAL

   Conseco Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance Company of Texas, a life insurance company domiciled in the State of Texas and an indirectly wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc, a wholly owned subsidiary of Inviva, Inc., a New York based insurance holding company.

   Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Currently, the following investment options are available to new investors:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund
   International Fund
   Large Cap Growth Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   International Small Company Fund II
   Utility Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Core Equity Fund
   Financial Services Fund
   Health Sciences Fund
   High Yield Fund
   Real Estate Opportunity Fund
   Technology Fund
   Telecommunications Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio

PIONEER VARIABLE CONTRACT TRUST, CLASS II
   Equity Income Portfolio
   Fund Portfolio

RYDEX VARIABLE TRUST
   Nova Fund
   OTC Fund
   U. S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II

LEVCO SERIES TRUST
   LEVCO Equity Value Fund
   Van Eck Levin Mid Cap Value Fund

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted

CONSECO VARIABLE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2002 AND 2001

================================================================================

for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.

   Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' deferred payment reserves are computed according to the 1983 Group Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $99,527,701 and $109,843,775 for the years ended December 31, 2002 and 2001, respectively. The aggregate proceeds from sales of investments in portfolio shares were $140,941,952 and $92,908,687 for the years ended December 31, 2002 and 2001, respectively.

(4)  DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

   The Company deducts a total daily charge from the total investments of Account E, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. These fees were $3,139,756 and $3,926,124 for the years ended December 31, 2002 and 2001, respectively. The administrative expenses were $376,774 and $471,134 for the years ended December 31, 2002 and 2001, respectively.

   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an annual contract fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The annual contract fee and surrender charges were $3,246,777 and $1,371,540 for the years ended December 31, 2002 and 2001, respectively.

(5) FINANCIAL HIGHLIGHTS

   Beginning in 2001, disclosure of total returns, investment income, and expense ratios became a new requirement. The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. The investment income ratio is the ratio of income dividends to the average daily net assets. Details begin on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2002

==================================================================================================================================
                                                                             NET ASSETS                   INVESTMENT    EXPENSES
                                                   UNITS                     ----------        TOTAL        INCOME      AS % OF
                                                  (000s)        UNIT VALUES   (000s)           RETURN        RATIO    NEW  ASSETS
----------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund:
   Growth Portfolio
     December 31, 2002...........................  6,150           $1.20      $ 7,400          -33.92%       0.04%       1.40%
     December 31, 2001...........................  7,479            1.82       13,618          -13.05%       0.23%       1.40%
   Leveraged AllCap Portfolio
     December 31, 2002...........................  3,953            2.01        7,939          -34.83%       0.01%       1.40%
     December 31, 2001...........................  4,243            3.08       13,079          -17.11%       0.00%       1.40%
   MidCap Portfolio
     December 31, 2002...........................  2,174            1.29        2,802          -30.52%       0.00%       1.40%
     December 31, 2001...........................  2,991            1.86        5,548           -7.83%       7.37%       1.40%
   Small Capitalization Portfolio
     December 31, 2002...........................  2,852            0.80        2,293          -27.25%       0.00%       1.40%
     December 31, 2001...........................  4,304            1.11        4,759          -30.50%       0.05%       1.40%
Alliance Variable Products Series Fund, Inc.:
   Growth and Income Portfolio
     December 31, 2002...........................    139            0.79          110          -23.14%       0.69%       1.40%
     December 31, 2001...........................    112            1.03          115            2.19%       0.00%       1.40%
American Century Variable Portfolios, Inc.:
   Income and Growth Fund
     December 31, 2002...........................  1,538            0.80        1,227          -20.49%       1.01%       1.40%
     December 31, 2001...........................  1,597            1.00        1,602           -9.63%       0.73%       1.40%
   International Fund
     December 31, 2002...........................    688            0.93          641          -21.48%       0.74%       1.40%
     December 31, 2001...........................    771            1.19          915          -30.17%       0.09%       1.40%
   Value Fund
     December 31, 2002...........................  2,875            1.38        3,977          -13.84%       0.96%       1.40%
     December 31, 2001...........................  3,347            1.61        5,373           11.25%       1.15%       1.40%
Berger Institutional Products Trust:
   Growth Fund
     December 31, 2002...........................  1,682            0.63        1,055          -40.51%       0.00%       1.40%
     December 31, 2001...........................  1,845            1.05        1,945          -33.45%       0.00%       1.40%
   International Fund
     December 31, 2002...........................    133            0.78          104          -22.40%       0.53%       1.40%
     December 31, 2001...........................  1,815            1.00        1,819          -21.38%       0.96%       1.40%
   Large Cap Growth Fund
     December 31, 2002...........................  2,318            1.12        2,588          -34.56%       0.86%       1.40%
     December 31, 2001...........................  5,219            1.71        8,903          -26.31%       0.41%       1.40%
   Small Company Growth Fund
     December 31, 2002...........................  1,473            0.68          995          -49.97%       0.00%       1.40%
     December 31, 2001...........................  3,360            1.35        4,538          -34.40%       0.00%       1.40%
Conseco Series Trust:
   Balanced Portfolio
     December 31, 2002...........................  5,730            2.32       13,287          -14.13%       3.01%       1.40%
     December 31, 2001...........................  7,468            2.70       20,167           -7.91%       3.12%       1.40%
   Conseco 20 Focus Portfolio
     December 31, 2002...........................    579            0.21          122          -53.07%       0.00%       1.40%
     December 31, 2001...........................    644            0.45          288          -46.76%       0.00%       1.40%
   Equity Portfolio
     December 31, 2002...........................  8,160            3.11       25,389          -14.62%       0.31%       1.40%
     December 31, 2001...........................  9,840            3.64       35,860          -11.56%       0.73%       1.40%
   Fixed Income Portfolio
     December 31, 2002...........................  5,893            1.61        9,513            3.23%       5.89%       1.40%
     December 31, 2001...........................  8,610            1.56       13,465            7.32%       5.86%       1.40%
   Government Securities Portfolio
     December 31, 2002...........................  3,753            1.58        5,914            7.81%       3.84%       1.40%
     December 31, 2001...........................  3,229            1.46        4,720            4.65%       4.53%       1.40%
   High Yield Portfolio
     December 31, 2002...........................    757            1.08          819            4.00%       9.34%       1.40%
     December 31, 2001...........................    482            1.04          502            1.73%      12.03%       1.40%

================================================================================================================================
                                                                             NET ASSETS                   INVESTMENT    EXPENSES
                                                   UNITS                     ----------        TOTAL        INCOME      AS % OF
                                                  (000s)        UNIT VALUES   (000s)           RETURN        RATIO    NEW  ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Conseco Services Trust (continued)
   Money Market Portfolio
     December 31, 2002...........................  8,775           $1.31      $11,462           -0.16%       1.25%       1.40%
     December 31, 2001........................... 11,329            1.31       14,821            2.52%       3.79%       1.40%
The Dreyfus Socially Responsible Growth
  Fund, Inc.
     December 31, 2002...........................  2,597            1.37        3,546          -29.94%       0.19%       1.40%
     December 31, 2001...........................  3,297            1.95        6,426          -23.66%       0.06%       1.40%
Dreyfus Stock Index Fund
     December 31, 2002........................... 14,195            1.64       23,211          -23.44%       1.30%       1.40%
     December 31, 2001........................... 17,247            2.14       36,838          -13.41%       1.10%       1.40%
Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio
     December 31, 2002...........................    952            0.73          697          -23.69%       0.55%       1.40%
     December 31, 2001...........................  1,729            0.96        1,659          -14.48%       0.43%       1.40%
   International Value Portfolio
     December 31, 2002...........................  1,434            0.83        1,198          -13.45%       1.17%       1.40%
     December 31, 2001...........................    431            0.96          416          -14.43%       1.37%       1.40%
Federated Insurance Series:
   High Income Bond Fund II
     December 31, 2002...........................  2,096            1.24        2,590           -0.04%       9.60%       1.40%
     December 31, 2001...........................  2,378            1.24        2,940           -0.04%      11.38%       1.40%
   International Equity Fund II
     December 31, 2002...........................    735            1.09          798          -23.84%       0.00%       1.40%
     December 31, 2001...........................  1,343            1.42        1,913          -30.41%       5.23%       1.40%
   International Small Company Fund II
     December 31, 2002...........................     24            0.64           16          -18.64%       0.00%       1.40%
     December 31, 2001...........................      6            0.79            4          -21.57%       0.00%       1.40%
   Utility Fund II
     December 31, 2002...........................  1,804            0.99        1,794          -25.01%       5.68%       1.40%
     December 31, 2001...........................  1,684            1.33        2,234          -14.93%       3.24%       1.40%
First American Insurance Portfolios:
   Large Cap Growth Portfolio
     December 31, 2002...........................      8            0.57            5          -31.11%       0.00%       1.40%
     December 31, 2001...........................      -            0.83            -          -18.53%        N/A        1.40%
   Mid Cap Growth Portfolio
     December 31, 2002...........................     21            0.59           12          -30.28%       0.00%       1.40%
     December 31, 2001...........................     18            0.85           15          -16.18%       0.00%       1.40%
Invesco Variable Investment Funds, Inc:
   Core Equity Fund
     December 31, 2002...........................  1,406            0.86        1,213          -20.24%       1.56%       1.40%
     December 31, 2001...........................    866            1.08          937          -10.24%       1.57%       1.40%
   Financial Services Fund
     December 31, 2002...........................    144            0.81          117          -16.09%       0.52%       1.40%
     December 31, 2001...........................    102            0.97           99           -3.84%       1.25%       1.40%
   Health Sciences Fund
     December 31, 2002...........................    120            0.76           92          -25.50%       0.00%       1.40%
     December 31, 2001...........................    149            1.02          152            1.75%       1.33%       1.40%
   High Yield Fund
     December 31, 2002...........................    632            0.73          460           -2.67%       8.86%       1.40%
     December 31, 2001...........................    944            0.75          705          -16.12%       8.81%       1.40%
   Real Estate Opportunity Fund
     December 31, 2002...........................    637            1.06          675            4.89%       1.68%       1.40%
     December 31, 2001...........................    149            1.01          151            0.79%       4.28%       1.40%
   Technology Fund
     December 31, 2002...........................     21            0.38            8          -47.59%       0.00%       1.40%
     December 31, 2001...........................     42            0.72           30          -29.41%       0.00%       1.40%
   Telecommunications Fund
     December 31, 2002...........................      8            0.28            2          -51.49%       0.00%       1.40%
     December 31, 2001...........................     50            0.58           29          -43.87%       0.00%       1.40%

CONSECO VARIABLE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2002

==================================================================================================================================
                                                                             NET ASSETS                   INVESTMENT    EXPENSES
                                                   UNITS                     ----------        TOTAL        INCOME      AS % OF
                                                  (000s)        UNIT VALUES   (000s)           RETURN        RATIO    NEW  ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
   Aggressive Growth Portfolio
     December 31, 2002...........................  6,080           $1.26      $ 7,643          -28.94%       0.00%       1.40%
     December 31, 2001...........................  6,883            1.77       12,175          -40.30%       0.00%       1.40%
   Growth Portfolio
     December 31, 2002...........................  8,336            1.42       11,842          -27.53%       0.00%       1.40%
     December 31, 2001...........................  9,598            1.96       18,814          -25.79%       0.07%       1.40%
   Worldwide Growth Portfolio
     December 31, 2002........................... 10,117            1.79       18,088          -26.54%       0.85%       1.40%
     December 31, 2001........................... 12,664            2.43       30,823          -23.52%       0.47%       1.40%
Lazard Retirement Series, Inc.:
   Equity Portfolio
     December 31, 2002...........................    293            0.84          245          -17.42%       0.09%       1.40%
     December 31, 2001...........................    203            1.01          205           -8.76%       0.62%       1.40%
   Small Cap Portfolio
     December 31, 2002...........................  3,189            1.00        3,205          -18.82%       0.00%       1.40%
     December 31, 2001...........................  2,074            1.24        2,568           16.97%       6.46%       1.40%
Lord Abbett Series Fund, Inc.:
   Growth and Income Portfolio
     December 31, 2002...........................  3,850            0.98        3,779          -19.17%       0.64%       1.40%
     December 31, 2001...........................  2,130            1.21        2,587           -8.02%       0.69%       1.40%
Neuberger Berman Advisers Management Trust:
   Limited Maturity Bond Portfolio
     December 31, 2002...........................  2,086            1.26        2,629            3.87%       3.44%       1.40%
     December 31, 2001...........................  1,772            1.21        2,150            7.26%       3.37%       1.40%
   Midcap Growth Portfolio
     December 31, 2002...........................     67            0.60           40          -30.32%       0.00%       1.40%
     December 31, 2001...........................     17            0.86           14          -14.55%       0.00%       1.40%
   Partners Portfolio
     December 31, 2002...........................  1,922            0.96        1,845          -25.20%       0.62%       1.40%
     December 31, 2001...........................  3,059            1.28        3,926           -4.19%       0.39%       1.40%
Pioneer Variable Contracts Trust:
   Equity Income Portfolio
     December 31, 2002...........................  2,552            0.76        1,934          -17.22%       2.15%       1.40%
     December 31, 2001...........................  2,897            0.92        2,653           -7.22%       1.81%       1.40%
   Europe Portfolio
     December 31, 2002...........................      1            0.60            1          -20.19%       0.00%       1.40%
     December 31, 2001...........................      7            0.75            5          -24.50%       1.47%       1.40%
   Fund Portfolio
     December 31, 2002...........................    195            0.70          136          -20.38%       0.86%       1.40%
     December 31, 2001...........................    136            0.88          120          -10.87%       2.39%       1.40%
Rydex Variable Trust:
   Nova Fund
     December 31, 2002...........................     14            7.23          100          -36.62%      14.52%       1.40%
     December 31, 2001...........................     20           11.41          223          -24.64%      17.06%       1.40%
   OTC Fund
     December 31, 2002...........................    185            9.11        1,682          -39.71%       0.00%       1.40%
     December 31, 2001...........................    126           15.10        1,906          -36.08%       0.00%       1.40%
   U.S. Government Money Market Fund
     December 31, 2002...........................    575            0.99          572           -0.93%       0.37%       1.40%
     December 31, 2001...........................      3            1.00            3            0.39%       1.29%       1.40%
Seligman Portfolios, Inc.:
   Communications and Information Portfolio
     December 31, 2002...........................  1,180            0.36          426          -37.12%       0.00%       1.40%
     December 31, 2001...........................  1,356            0.57          779            3.60%       0.00%       1.40%
   Global Technology Portfolio
     December 31, 2002...........................    602            0.35          209          -32.74%       0.00%       1.40%
     December 31, 2001...........................    726            0.52          375          -23.29%       0.19%       1.40%

==================================================================================================================================
                                                                             NET ASSETS                   INVESTMENT    EXPENSES
                                                   UNITS                     ----------        TOTAL        INCOME      AS % OF
                                                  (000s)        UNIT VALUES   (000s)           RETURN        RATIO    NEW  ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.:
   Mid Cap Growth Fund II
     December 31, 2002...........................  1,886           $1.06       $2,008          -38.45%       0.00%       1.40%
     December 31, 2001...........................  5,009            1.73        8,666          -31.74%       0.00%       1.40%
Strong Opportunity Fund II, Inc.
     December 31, 2002...........................  2,069            1.32        2,730          -27.84%       0.37%       1.40%
     December 31, 2001...........................  1,836            1.83        3,357           -5.05%       2.83%       1.40%
Levco Series Trust:
   LEVCO Equity Value Fund
     December 31, 2002...........................     --            0.86           --          -13.90%       0.00%       1.40%
     June 24, 2002...............................     --            1.00           --             N/A         N/A
   Levin Mid Cap Fund
     December 31, 2002...........................      3            0.80            3          -19.10%       0.00%       1.40%
     June 24, 2002...............................     --            0.99           --             N/A         N/A
Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund
     December 31, 2002...........................    515            1.18          610           19.97%       0.00%       1.40%
     December 31, 2001...........................    230            0.99          227           -6.44%       4.52%       1.40%
   Worldwide Emerging Markets Fund
     December 31, 2002...........................  1,104            0.67          745           -4.25%       0.18%       1.40%
     December 31, 2001...........................  1,348            0.70          950           -3.18%       0.00%       1.40%
   Worldwide Hard Assets Fund
     December 31, 2002...........................  1,116            0.92        1,025           -4.20%       0.63%       1.40%
     December 31, 2001...........................    588            0.96          564          -11.71%       1.32%       1.40%
   Worldwide Real Estate Fund
     December 31, 2002...........................    370            0.94          348           -5.81%       2.33%       1.40%
     December 31, 2001...........................    334            1.00          334            3.86%       0.91%       1.40%

================================================================================
(6) UNIT PROGRESSION

CONSECO VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS - CONTINUED
UNIT PROGRESSION

The changes in units outstanding for the Year Ended December 31, 2002, were as follows:



                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                      SERIES
                                                            ----------------------------------------------------------- ----------

                                                                             LEVERAGED       MIDCAP         SMALL       GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     INCOME
----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ....................     7,478,750.6     4,243,361.5   2,990,822.2    4,303,947.6     111,897.4
Units purchased .......................................     2,010,328.9     1,676,029.2   1,331,565.5    2,708,279.7      83,716.1
Units redeemed ........................................    (3,338,793.2)   (1,966,888.7) (2,148,175.2)  (4,160,309.8)    (56,300.9)
----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year ...................     6,150,286.3     3,952,502.0   2,174,212.5    2,851,917.5     139,312.6
==================================================================================================================================


                                                                               CONSECO SERIES TRUST PORTFOLIOS
                                                           -----------------------------------------------------------------------

                                                                             CONSECO                       FIXED        GOVERNMENT
                                                             BALANCED        20 FOCUS       EQUITY         INCOME       SECURITIES
----------------------------------------------------------------------------------------------------------------------------------

Number of units, beginning of year ....................     7,468,449.1       643,738.6   9,839,726.4    8,610,381.5   3,229,323.8
Units purchased .......................................       846,772.4     3,444,582.8   1,443,547.3    3,412,890.9   4,300,764.2
Units redeemed ........................................    (2,584,779.4)   (3,509,701.3) (3,123,576.8)  (6,130,015.3) (3,776,768.2)
----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year ...................     5,730,442.1       578,620.1   8,159,696.9    5,893,257.1   3,753,319.8
==================================================================================================================================


                                                                                                               FIRST AMERICAN
                                                             FEDERATED INSURANCE SERIES (CONTINUED)         INSURANCE PORTFOLIOS
                                                           ------------------------------------------   --------------------------
                                                                           INTERNATIONAL
                                                            INTERNATIONAL      SMALL                      LARGE CAP       MID CAP
                                                              EQUITY II     COMPANY II     UTILITY II      GROWTH         GROWTH
----------------------------------------------------------------------------------------------------------------------------------

Number of units, beginning of year ....................     1,342,656.6         5,654.5   1,684,291.7             --      18,284.4
Units purchased .......................................     1,554,416.0        36,007.4     716,994.5       42,753.8       8,383.9
Units redeemed ........................................    (2,162,157.5)      (17,478.5)   (597,599.2)     (34,358.6)     (6,036.4)
----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year ...................       734,915.1        24,183.4   1,803,687.0        8,395.2      20,631.9
==================================================================================================================================


                                                                 JANUS ASPEN SERIES            LAZARD RETIREMENT
                                                               PORTFOLIOS (CONTINUED)          SERIES PORTFOLIOS
                                                            ---------------------------     -----------------------
                                                                                                                          LORD
                                                                                                                         ABBETT
                                                                                                                       SERIES FUND
                                                                             WORLDWIDE                                   GROWTH
                                                               GROWTH         GROWTH         EQUITY       SMALL CAP    AND INCOME
----------------------------------------------------------------------------------------------------------------------------------

Number of units, beginning of year ....................     9,597,605.9    12,664,020.2     202,715.2    2,074,103.1   2,130,236.1
Units purchased .......................................     3,739,048.2     1,647,162.2     238,756.3    3,669,527.2   3,897,551.8
Units redeemed ........................................    (5,000,712.0)   (4,194,680.1)   (148,828.0)  (2,554,681.2) (2,177,667.7)
----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year ...................     8,335,942.1    10,116,502.3     292,643.5    3,188,949.1   3,850,120.2
==================================================================================================================================


                                                                                                           STRONG
                                                                RYDEX                                     VARIABLE
                                                           VARIABLE TRUST                                 INSURANCE
                                                             (CONTINUED)       SELIGMAN PORTFOLIOS          FUNDS
                                                          ----------------  ------------------------    -------------
                                                                            COMMUNICATIONS                               STRONG
                                                           U.S. GOVERNMENT        AND        GLOBAL        MID CAP     OPPORTUNITY
                                                            MONEY MARKET      INFORMATION  TECHNOLOGY     GROWTH II      FUND II
----------------------------------------------------------------------------------------------------------------------------------

Number of units, beginning of year ....................         3,048.7     1,355,869.8     726,332.8    5,009,390.3   1,836,047.0
Units purchased .......................................     1,215,552.2       723,447.4     186,589.0    1,110,141.1   2,301,664.5
Units redeemed ........................................      (643,186.0)     (899,245.4)   (311,105.6)  (4,233,719.7) (2,068,923.6)
----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year ...................       575,414.9     1,180,071.8     601,816.2    1,885,811.7   2,068,787.9
==================================================================================================================================

(a) For the period 01/01/02 through 04/30/02 (termination of fund).
(b) For the period 06/24/02 (commencement of operations) through 12/31/02.

==================================================================================================================================



                  AMERICAN CENTURY
                 VARIABLE PORTFOLIOS                                       BERGER INSTITUTIONAL PRODUCTS TRUST
-------------------------------------------------  -------------------------------------------------------------------------------

                                                                                                                          SMALL
   INCOME AND                                                                          LARGE CAP           NEW           COMPANY
     GROWTH        INTERNATIONAL        VALUE          GROWTH        INTERNATIONAL      GROWTH         GENERATION (a)    GROWTH
----------------------------------------------------------------------------------------------------------------------------------
  1,597,064.2        771,497.6       3,346,542.0    1,845,132.5       1,815,407.7    5,218,610.4      1,633,778.7      3,360,097.8
  1,415,177.2        554,853.2       3,461,355.6      401,116.1          78,460.6      613,913.1        492,947.2      1,086,846.1
 (1,474,069.5)      (638,166.1)     (3,933,451.1)    (563,975.4)     (1,760,519.9)  (3,514,477.7)    (2,126,725.9)    (2,974,414.9)
----------------------------------------------------------------------------------------------------------------------------------
  1,538,171.9        688,184.7       2,874,446.5    1,682,273.2         133,348.4    2,318,045.8               --      1,472,529.0
==================================================================================================================================

                                                                                                       FEDERATED
    CONSECO SERIES TRUST                                                      DREYFUS VARIABLE         INSURANCE
   PORTFOLIOS (CONTINUED)                                                     INVESTMENT FUNDS           SERIES
------------------------------                                      -----------------------------  ---------------

                                      DREYFUS
                                      SOCIALLY       DREYFUS
      HIGH           MONEY          RESPONSIBLE       STOCK          DISCIPLINED    INTERNATIONAL    HIGH INCOME
      YIELD          MARKET            GROWTH         INDEX             STOCK           VALUE          BOND II
----------------------------------------------------------------------------------------------------------------------------------

    482,492.4     11,328,759.5       3,297,375.5   17,246,853.5       1,729,331.0      431,288.7      2,377,583.5
  2,175,195.0     20,959,970.0         524,949.3    4,271,406.1       2,341,290.9    2,515,353.0      2,745,317.4
 (1,900,334.5)   (23,513,359.0)     (1,225,120.5)  (7,323,637.2)     (3,118,273.1)  (1,512,294.5)    (3,027,317.5)
----------------------------------------------------------------------------------------------------------------------------------
    757,352.9      8,775,370.5       2,597,204.3   14,194,622.4         952,348.8    1,434,347.2      2,095,583.4
==================================================================================================================================


                                                                                                                          JANUS
                                                                                                                          ASPEN
                                                                                                                         SERIES
                                         INVESCO VARIABLE INVESTMENT FUNDS                                             PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------   ------------

                                                                         REAL
      CORE           FINANCIAL         HEALTH                           ESTATE                            TELE-        AGGRESSIVE
     EQUITY          SERVICES         SCIENCES       HIGH YIELD       OPPORTUNITY     TECHNOLOGY     COMMUNICATIONS      GROWTH
----------------------------------------------------------------------------------------------------------------------------------

    866,451.2        102,081.3         148,474.5      943,897.2         148,999.6       41,987.2         49,645.5      6,882,711.9
  1,990,402.1        247,691.5         177,392.9      457,174.4         672,775.1       56,427.3         66,660.4      1,983,755.5
 (1,451,098.7)      (206,163.1)       (205,725.8)    (769,600.5)       (185,072.7)     (76,927.1)      (108,357.4)    (2,785,972.6)
----------------------------------------------------------------------------------------------------------------------------------
  1,405,754.6        143,609.7         120,141.6      631,471.1         636,702.0       21,487.4          7,948.5      6,080,494.8
==================================================================================================================================




                 NEUBERGER BERMAN                                 PIONEER VARIABLE
       ADVISERS MANAGEMENT TRUST PORTFOLIOS                         CONTRACT TRUST                       RYDEX VARIABLE TRUST
------------------------------------------------  ----------------------------------------------  --------------------------------




     LIMITED          MIDCAP                           EQUITY
  MATURITY BOND       GROWTH          PARTNERS         INCOME           EUROPE           FUND             NOVA             OTC
----------------------------------------------------------------------------------------------------------------------------------

  1,771,588.4         16,755.7       3,058,771.5    2,897,193.2           6,706.6      136,420.9         19,526.2        126,193.9
  3,754,576.4         79,217.2       2,995,532.4    1,561,537.0           2,158.1      101,807.8        329,041.2        218,834.9
 (3,440,379.2)       (28,671.4)     (4,132,141.5)  (1,906,877.0)         (8,113.0)     (43,448.5)      (334,665.5)      (160,273.3)
----------------------------------------------------------------------------------------------------------------------------------
  2,085,785.6         67,301.5       1,922,162.4    2,551,853.2            751.7       194,780.2         13,901.9        184,755.5
==================================================================================================================================





           LEVCO SERIES TRUST                     VAN ECK WORLWIDE INSURANCE TRUST FUNDS
---------------------------------     ---------------------------------------------------------


         LEVCO            LEVIN                        EMERGING           HARD            REAL                          COMBINED
        EQUITY (b)       MIDCAP (b)       BOND         MARKETS           ASSETS          ESTATE                           TOTAL
------------------------------------------------------------------------------------------------                    --------------

           --               --         229,941.3    1,348,141.4         588,150.6      333,693.1                     163,769,801.2
        334.9         23,815.6         799,166.9      447,224.4       1,900,862.8      481,036.4                     104,332,048.5
       (334.9)       (20,416.8)       (513,622.1)    (691,755.6)     (1,373,033.6)    (444,811.7)                   (133,339,287.1)
------------------------------------------------------------------------------------------------                    --------------
           --          3,398.8         515,486.1    1,103,610.2       1,115,979.8      369,917.8                     134,762,562.6
================================================================================================                    ==============

CONSECO VARIABLE ANNUITY ACCOUNT E

================================================================================
UNIT PROGRESSION

The changes in units outstanding for the Year Ended December 31, 2001, were as follows:



                                                                                                                        ALLIANCE
                                                                                                                        VARIABLE
                                                                                                                        PRODUCTS
                                                                     THE ALGER AMERICAN FUNDS                           SERIES(b)
                                                  ---------------------------------------------------------------       ----------

                                                                    LEVERAGED         MIDCAP             SMALL          GROWTH AND
                                                   GROWTH             ALLCAP          GROWTH        CAPITALIZATION        INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ...........  7,089,444.0       4,217,436.2      3,038,802.0     3,943,932.3               --
Units purchased ................................  2,277,751.4       1,732,275.7      1,600,078.0     1,588,820.6        519,046.7
Units redeemed ................................. (1,888,444.8)     (1,706,350.4)    (1,648,057.8)   (1,228,805.3)      (407,149.3)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..........  7,478,750.6       4,243,361.5      2,990,822.2     4,303,947.6        111,897.4
====================================================================================================================================

                                                                                CONSECO SERIES TRUST PORTFOLIOS
                                                                -------------------------------------------------------------------
                                                   BRINSON
                                                   SERIES
                                                    TRUST
                                                    GROWTH                           CONSECO                              FIXED
                                                 AND INCOME(b)      BALANCED        20 FOCUS           EQUITY             INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ...........    97,713.2       7,935,456.1        902,873.4      10,445,019.4       7,762,266.7
Units purchased ................................   675,141.3       1,282,114.6      1,264,936.1       1,275,751.8       4,381,720.3
Units redeemed .................................  (772,854.5)     (1,749,121.6)    (1,524,070.9)     (1,881,044.8)     (3,533,605.5)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..........          --       7,468,449.1        643,738.6       9,839,726.4       8,610,381.5
====================================================================================================================================

                                                                                                             FIRST AMERICAN
                                                       FEDERATED INSURANCE SERIES (CONTINUED)              INSURANCE PORTFOLIOS
                                                ---------------------------------------------------   ------------------------------

                                                                 INTERNATIONAL
                                                INTERNATIONAL        SMALL                            LARGE CAP           MID CAP
                                                  EQUITY II      COMPANY II(c)      UTILITY II        GROWTH(c)          GROWTH(c)
====================================================================================================================================
Number of units, beginning of period ...........  1,014,247.9               --      1,616,777.6                --                --
Units purchased ................................    503,047.4          5,654.5        765,714.3                --          36,269.0
Units redeemed .................................   (174,638.7)              --       (698,200.2)               --         (17,984.6)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..........  1,342,656.6          5,654.5      1,684,291.7                --          18,284.4
====================================================================================================================================

                                                       JANUS ASPEN SERIES               LAZARD RETIREMENT
                                                     PORTFOLIOS (CONTINUED)             SERIES PORTFOLIOS
                                                 -----------------------------  ----------------------------------
                                                                                                                          LORD
                                                                                                                         ABBETT
                                                                                                                       SERIES FUND
                                                                    WORLDWIDE                                            GROWTH
                                                   GROWTH            GROWTH             EQUITY         SMALL CAP       AND INCOME
====================================================================================================================================
Number of units, beginning of period ...........  9,293,632.2     13,388,370.8        187,656.6         558,250.8       1,061,340.9
Units purchased ................................  3,006,436.5      2,152,141.1        172,416.1       2,445,046.3       1,663,661.3
Units redeemed ................................. (2,702,462.8)    (2,876,491.7)      (157,357.5)       (929,194.0)       (594,766.1)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..........  9,597,605.9     12,664,020.2        202,715.2       2,074,103.1       2,130,236.1
====================================================================================================================================

                                                                                                        STRONG
                                                   RYDEX                                               VARIABLE
                                                VARIABLE TRUST                                         INSURANCE
                                                 (CONTINUED)           SELIGMAN PORTFOLIOS               FUNDS
                                               ----------------   ------------------------------     -------------
                                                                  COMMUNICATIONS                                         STRONG
                                               U.S. GOVERNMENT         AND              GLOBAL          MID CAP        OPPORTUNITY
                                               MONEY MARKET(c)      INFORMATION       TECHNOLOGY       GROWTH II         FUND II
===================================================================================================================================
Number of units, beginning of period ..........            --        652,389.1        458,865.9        5,610,211.3      1,300,138.8
Units purchased ...............................       3,048.7      1,644,657.4        691,231.0        1,349,745.9      1,214,949.4
Units redeemed ................................            --       (941,176.7)      (423,764.1)      (1,950,566.9)      (679,041.2)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period .........       3,048.7        1,355,869.8      726,332.8        5,009,390.3      1,836,047.0
===================================================================================================================================

(a) Berger Growth and Income was renamed Berger Large Cap Growth effective May 1, 2001.
(b) The Brinson Series Trust Growth and Income Fund, formerly known as Mitchell Hutchins Series Trust Growth and Income Fund, was merged on October 26, 2001 into the Alliance Variable Products Series Growth and Income Fund, which is not open to new investors.
(c) See Statements of Operations for period represented.

==============================================================================================================================


                  AMERICAN CENTURY
                 VARIABLE PORTFOLIOS                                BERGER INSTITUTIONAL PRODUCTS TRUST
---------------------------------------------    -----------------------------------------------------------------------------
                                                                                                                     SMALL
   INCOME AND                                                                     LARGE CAP          NEW             COMPANY
     GROWTH     INTERNATIONAL        VALUE          GROWTH      INTERNATIONAL     GROWTH(a)      GENERATION          GROWTH
-------------------------------------------------------------------------------------------------------------------------------
  1,135,220.8      804,027.9      2,641,724.0    1,888,867.1     1,859,553.3     5,983,611.1        591,979.3      3,247,913.1
  1,136,394.0      550,178.0      4,170,003.6      547,512.0        97,473.9     1,371,172.6      5,859,540.7      1,375,834.4
   (674,550.6)    (582,708.3)    (3,465,185.6)    (591,246.6)     (141,619.5)   (2,136,173.3)    (4,817,741.3)    (1,263,649.7)
------------------------------------------------------------------------------------------------------------------------------
  1,597,064.2      771,497.6      3,346,542.0    1,845,132.5     1,815,407.7     5,218,610.4      1,633,778.7      3,360,097.8
==============================================================================================================================

                                                                                                                 FEDERATED
                                                                                       DREYFUS VARIABLE          INSURANCE
 CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)                                           INVESTMENT FUNDS            SERIES
---------------------------------------------                                   -----------------------------   -------------

                                              DREYFUS SOCIALLY    DREYFUS
  GOVERNMENT         HIGH           MONEY       RESPONSIBLE        STOCK        DISCIPLINED     INTERNATIONAL    HIGH INCOME
  SECURITIES         YIELD          MARKET         GROWTH          INDEX           STOCK            VALUE          BOND II
-----------------------------------------------------------------------------------------------------------------------------
  3,030,069.2      131,433.0      9,861,492.8    3,846,715.8    16,261,879.9     2,493,064.7      315,003.3      2,681,651.0
  2,330,850.6      858,343.2     22,414,894.2      646,928.2     4,628,873.6     1,857,465.8      490,709.3      2,081,768.1
 (2,131,596.0)    (507,283.8)   (20,947,627.5)  (1,196,268.5)   (3,643,900.0)   (2,621,199.5)    (374,423.9)    (2,385,835.6)
-----------------------------------------------------------------------------------------------------------------------------
  3,229,323.8      482,492.4     11,328,759.5    3,297,375.5    17,246,853.5     1,729,331.0      431,288.7      2,377,583.5
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                     JANUS
                                                                                                                     ASPEN
                                                                                                                     SERIES
                                        INVESCO VARIABLE INVESTMENT FUNDS                                          PORTFOLIOS
------------------------------------------------------------------------------------------------------------------ ------------
                                                                   REAL
     EQUITY      FINANCIAL       HEALTH                           ESTATE                             TELE-          AGGRESSIVE
     INCOME     SERVICES(c)    SCIENCES(c)    HIGH YIELD     OPPORTUNITY(c)   TECHNOLOGY(c)   COMMUNICATIONS(c)    GROWTH
-------------------------------------------------------------------------------------------------------------------------------
  516,136.3              --            --       939,967.0              --               --              --         6,916,096.5
  543,477.4       103,505.6     163,119.5       735,674.4       200,465.2         73,857.8        49,645.5         2,226,126.2
 (193,162.5)       (1,424.3)    (14,645.0)     (731,744.2)      (51,465.6)       (31,870.6)             --        (2,259,510.8)
-------------------------------------------  ----------------------------------------------------------------------------------
  866,451.2       102,081.3     148,474.5       943,897.2       148,999.6         41,987.2        49,645.5         6,882,711.9
-------------------------------------------  ----------------------------------------------------------------------------------

                 NEUBERGER BERMAN                                 PIONEER VARIABLE
       ADVISERS MANAGEMENT TRUST PORTFOLIOS                         CONTRACT TRUST                     RYDEX VARIABLE TRUST
--------------------------------------------    -------------------------------------------      ------------------------------
    LIMITED        MIDCAP                        EQUITY
 MATURITY BOND    GROWTH(c)     PARTNERS       INCOME(c)       EUROPE(c)        FUND(c)           NOVA                 OTC
-------------------------------------------------------------------------------------------------------------------------------
  1,348,298.0            --    3,098,142.3              --             --               --        21,818.1            67,445.7
  3,018,130.5      16,755.7      685,474.6     3,081,899.2        8,931.7        149,428.0        48,787.4           132,967.9
 (2,594,840.1)           --     (724,845.4)     (184,706.0)      (2,225.1)       (13,007.1)      (51,079.3)          (74,219.7)
-------------------------------------------  ----------------------------------------------------------------------------------
  1,771,588.4      16,755.7    3,058,771.5     2,897,193.2        6,706.6        136,420.9        19,526.2           126,193.9
-------------------------------------------  ----------------------------------------------------------------------------------

             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------------------------------------------------------------

                                                          OLD
                                                          HARD
                 EMERGING        HARD          REAL      ASSETS     COMBINED
      BOND        MARKETS       ASSETS        ESTATE    (Note 1)     TOTAL
================================================================  ==============

   282,015.9   1,338,555.6    1,232,833.7     87,043.1    65.5    153,197,449.2
    58,032.0     313,042.5      741,211.1    413,126.6      --     95,433,256.4
  (110,106.6)   (303,456.7)  (1,385,894.2)  (166,476.6)  (65.5)   (84,860,904.4)
----------------------------------------------------------------  --------------
   229,941.3   1,348,141.4      588,150.6    333,693.1      --    163,769,801.2
================================================================  ==============

REPORT OF INDEPENDENT ACCOUNTANTS



================================================================================

To the Board of Directors of Conseco Variable Insurance Company and Contract Owners of Conseco Variable Annuity Account E

We have audited the accompanying statement of assets and liabilities of Conseco Variable Annuity Account E comprised of the following subaccounts: Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio, Alliance Variable Product Series Growth and Income Portfolio, American Century Income and Growth Fund, American Century International Fund, American Century Value Fund, Berger Institutional Products Trust (IPT) Growth Fund, Berger IPT International Fund, Berger IPT Large Cap Growth Fund, Berger IPT New Generation Fund, Berger IPT Small Company Growth Fund, Conseco Series Trust (CST) Balanced Portfolio, CST Conseco 20 Focus Portfolio, CST Equity Portfolio, CST Fixed Income Portfolio, CST Government Securities Portfolio, CST High Yield Portfolio, CST Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund (VIF) Disciplined Stock Portfolio, Dreyfus VIF International Value Portfolio, Federated Insurance Series High Income Bond Fund II, Federated Insurance Series International Equity Fund II, Federated Insurance Series International Small Company Fund II, Federated Insurance Series Utility Fund II, First American Insurance Large Cap Growth Portfolio, First American Insurance Mid Cap Growth Portfolio, Invesco Variable Investment Fund (VIF) Core Equity Fund, Invesco VIF Financial Services Fund, Invesco VIF Health Sciences Fund, Invesco VIF High Yield Fund, Invesco VIF Real Estate Opportunity Fund, Invesco VIF Technology Fund, Invesco VIF Telecommunications Fund, Janus Aspen Series Institutional Shares Aggressive
Growth Portfolio, Janus Aspen Series Institutional Shares Growth Portfolio, Janus Aspen Series Institutional Shares Worldwide Growth Portfolio, Lazard
Retirement Series Equity Portfolio, Lazard Retirement Series Small Cap Portfolio, Lord Abbett Series Fund Growth and Income Portfolio, Neuberger Berman Advisers Management Trust (AMT) Limited Maturity Bond Portfolio, Neuberger Berman AMT Midcap Growth Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Variable Contract Trust (VCT) Equity Income Portfolio, Pioneer VCT Fund Portfolio, Pioneer VCT Europe Portfolio, Rydex Variable Trust Nova Fund, Rydex Variable Trust OTC Fund, Rydex Variable Trust U.S. Government Money Market Fund, Seligman Portfolios Communications and Information Portfolio, Seligman Portfolios Global Technology Portfolio, Strong Variable Insurance Mid Cap Growth Fund II, Strong Opportunity Fund II, LEVCO Series Trust Equity Value Fund, LEVCO Series Trust Van Eck Levin Mid Cap Value Fund, Van Eck Worldwide Insurance Trust Worldwide Bond Fund, Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund, Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund, Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund, as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Conseco Variable Annuity Account E's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of assets and liabilities of Conseco Variable Annuity Account E as of December 31, 2001, and the related statements of operations and changes in net assets for the respective year or period then ended were audited by other auditors whose report dated February 15, 2002, expressed an unqualified opinion on those financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by corresponding with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2002 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Conseco Variable Annuity Account E, as of December 31, 2002, the results of their operations and changes in their net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                               /s/ Ernst & Young

Ernst & Young
New York, NY
March 31, 2003


Indianapolis, Indiana
February   , 2003

================================================================================
                           CONSECO VARIABLE ANNUITY ACCOUNT E
                           SPONSOR
                           Conseco Variable Insurance Company
                           DISTRIBUTOR
                           Conseco Equity Sales, Inc.
                           INDEPENDENT AUDITORS
                           ERNST & YOUNG LLP

CONSECO VARIABLE INSURANCE COMPANY

Statutory-Basis Financial Statements and
Report of Independent Auditors

Years Ended December 31, 2002 and 2001

                       Conseco Variable Insurance Company

                      Statutory-Basis Financial Statements


                     Years ended December 31, 2002 and 2001




                                    CONTENTS

   Report of Independent Auditors                                     1

   Statutory-Basis Balance Sheets                                     2
   Statutory-Basis Statements of Operations                           3
   Statutory-Basis Statements of Changes in Capital and Surplus       4
   Statutory-Basis Statements of Cash Flow                            5
   Notes to Statutory-Basis Financial Statements                      6

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors of
The Conseco Variable Insurance Company

We have audited the accompanying statutory-basis balance sheet of The Conseco Variable Insurance Company as of December 31, 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of The Conseco Variable Insurance Company for the year ended December 31, 2001, were audited by other auditors whose report dated May 29, 2002, expressed an unqualified opinion as to the conformity of those financial statements with accounting practices prescribed or permitted by the Texas Department of Insurance and not in conformity with accounting principles generally accepted in the United States.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the The Conseco Variable Insurance Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Conseco Variable Insurance Company at December 31, 2002, or the results of its operations or its cash flow for the year then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Conseco Variable Insurance Company at December 31, 2002, and the results of its operations and its cash flow for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


                                            /s/ ERNST & YOUNG LLP
New York, New York
April 29, 2003

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

                                                                                           DECEMBER 31,
                                                                                      2002                2001
                                                                                  ------------     -------------
ASSETS
       Investments and Cash:
          Bonds                                                                   $   600,024      $  1,299,230
          Preferred stocks                                                              3,345            14,836
          Common stocks                                                                    10             1,517
          Mortgage loans on real estate                                                21,790            27,267
          Policyholder loans                                                           22,435            73,673
          Short-term investments                                                       82,000             8,320
          Cash (overdraft)                                                             (6,453)          140,757
          Other invested assets                                                             -            23,312
                                                                                  ------------     -------------
          Total investments and cash                                                  723,151         1,588,912
       Life and accident and health premiums due and unpaid                                 -             5,317
       Accrued investment income                                                        9,154            22,626
       Federal income tax recoverable                                                       -            10,127
       Deferred taxes                                                                   4,166             8,836
       Amounts recoverable on reinsurance ceded                                        13,139             2,344
       Other assets                                                                     1,876             2,439
       Separate account assets                                                      1,116,590         1,649,066
                                                                                  ------------     -------------
           Total assets                                                           $ 1,868,076      $  3,289,667
                                                                                  ============     =============

LIABILITIES
       Policy and contract reserves                                                   692,622         1,342,114
       Claim reserves                                                                     286            11,730
       Policyholders dividend payable                                                       -             3,441
       Borrowed money and interest thereon                                                  -           151,833
       Reinsurance payable                                                             19,161            10,550
       Payable for securities                                                               -             2,972
       Accounts payable and accrued expenses                                            3,971             3,660
       Due to affiliates                                                                1,255                16
       Asset valuation reserve                                                          1,066            20,783
       Interest maintenance reserve                                                     3,163            48,258
       Transfers from separate accounts                                               (39,743)          (61,423)
       Federal income tax payable                                                       9,259                 -
       Other liabilities                                                                5,254             8,037
       Separate account liabilities                                                 1,116,590         1,649,066
                                                                                  ------------     -------------
           Total liabilities                                                        1,812,884         3,191,037
                                                                                  ------------     -------------

CAPITAL AND SURPLUS:
       Common stock, $4.80 par value, 1,065,000 shares
           authorized, 1,043,565 shares issued and outstanding                          5,009             5,009
       Paid in surplus                                                                 41,028            41,028
                                                                                  ------------     -------------
           Total capital                                                               46,037            46,037
       Unassigned surplus                                                             (32,038)           52,593
       Special surplus funds                                                           41,193                 -
                                                                                  ------------     -------------
           Total capital and surplus                                                   55,192            98,630
                                                                                  ------------     -------------
           Total liabilities and capital and surplus                              $ 1,868,076      $  3,289,667
                                                                                  ============     =============

        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF OPERATIONS
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                      2002             2001
                                                                                  ------------     ------------
REVENUES
       Premium, annuity and other considerations                                  $   308,565      $   467,834
       Net investment income                                                           57,269          103,447
       Reserve adjustment on reinsurance ceded                                       (503,679)            (305)
       Commission and expense allowances on reinsurance ceded                          39,274              229
       Amortization of the interest maintenance reserve                                 2,116            6,546
       Other revenue                                                                   21,894           15,302
                                                                                  ------------     ------------
         Total revenue                                                                (74,561)         593,053
                                                                                  ------------     ------------

BENEFITS AND EXPENSES
       Death and disability benefits                                                   15,724           50,236
       Annuity and surrender benefits                                                 659,064          365,461
       Decrease in insurance and annuity reserves                                    (621,515)         (58,579)
       Other benefits                                                                   4,589            2,415
       Commissions                                                                     16,615           30,130
       General and administrative expenses                                             32,160           47,921
       Taxes, licenses and fees                                                         1,530            6,093
       Net transfers (from) to separate accounts                                     (206,030)         135,267
       Other expenses                                                                     (30)              76
                                                                                  ------------     ------------
           Total benefits and expenses                                                (97,893)         579,020
                                                                                  ------------     ------------

       Gain from operations before dividends to policyholders, federal income
         taxes and net realized capital losses                                         23,332           14,033
       Dividends to policyholders                                                          11            2,382
                                                                                  ------------     ------------
       Gain from operations before federal income taxes and net realized
         capital losses                                                                23,321           11,651
       Federal income tax (benefit)                                                     5,575           (5,768)
                                                                                  ------------     ------------
       Gain from operations before realized capital losses                             17,746           17,419
       Net realized capital losses, net of taxes and transfers to IMR                 (47,775)         (11,890)
                                                                                  ------------     ------------
         Net (loss) income                                                        $   (30,029)     $     5,529
                                                                                  ============     ============

        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                     2002             2001
                                                                                  ------------     -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                                            $   98,630       $ 101,978
       Adjustment to surplus:
         Net (loss) income                                                           (30,029)          5,529
         Accrued capital contribution from parent                                      7,500               -
         Change in net unrealized capital gains (losses)                               1,008          (3,122)
         Change in net admitted deferred tax asset                                    (7,950)         (1,905)
         (Increase) decrease in non-admitted assets                                      423             241
         Increase in surplus as a result of reinsurance, net of tax                   41,193               -
         Decrease in asset valuation reserve                                          19,717           8,036
         Change in treasury stock                                                         -           20,812
         Cumulative effect of changes in accounting principles                            -           (2,027)
         Capital change related to treasury stock                                         -             (254)
         Paid in surplus change related to treasury stock                                  -         (20,558)
         Dividends to shareholder                                                    (75,300)        (10,100)
                                                                                  ------------     -----------
            Net adjustment to surplus                                                (43,438)         (3,348)
                                                                                  ------------     -----------
CAPITAL AND SURPLUS, END OF YEAR                                                  $   55,192       $  98,630
                                                                                  ============     ===========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CASH FLOW
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                        YEARS ENDED DECEMBER 31,
                                                                                        2002             2001
                                                                                    -------------     ------------
OPERATIONS:
  Premiums, policy proceeds, and other considerations received, net of
     reinsurance paid                                                               $      315,69    $     467,308
                                                                                    -------------    -------------
  Net investment income received                                                           51,730          106,547
  Commission and expense allowances on reinsurance ceded                                    5,407              (75)
  Miscellaneous income                                                                     77,928           25,624
                                                                                    -------------    -------------
         Total income received                                                            450,756          599,404
  Benefits paid                                                                           683,812          420,153
  Commissions and other expenses paid                                                      44,720           84,933
  Net transfers (from) to Separate Accounts                                              (227,710)         130,202
  Dividends paid to policyholders                                                             (11)           2,112
  Federal income taxes paid                                                                 5,439           14,394
  Other revenues received less other expenses paid                                          4,280            1,591
                                                                                    -------------    -------------
         Total operating expenses paid                                                    510,530          653,385
                                                                                    -------------    -------------
               Net cash used in operations                                                (59,774)         (53,981)
                                                                                    -------------    -------------
INVESTMENT ACTIVITIES:
  Proceeds from sales, maturities, or repayments of investments:
     Bonds and stocks                                                                   1,667,607        1,933,565
     Mortgage loans and other invested assets                                              33,268           28,345
     Miscellaneous proceeds                                                                     -              183
                                                                                    -------------    -------------
         Total investment proceeds                                                      1,700,875        1,962,093
  Taxes paid on capital gains                                                                   -               98
                                                                                    -------------    -------------
     Net proceeds from sales, maturities, or repayments of investments                  1,700,875        1,962,191
  Cost of investments acquired:
     Bonds and stocks                                                                   1,302,397        1,916,449
     Other invested assets                                                                  2,283            4,844
  Miscellaneous applications                                                                2,973           (2,666)
                                                                                    -------------    -------------
         Total cost of investments acquired                                             1,307,653        1,918,627
  Net (increase) decrease in policy loans                                                 (50,682)            (874)
                                                                                    -------------    -------------
         Net cash provided by investment activities                                       443,904           44,438
                                                                                    -------------    -------------
FINANCING AND MISCELLANEOUS ACTIVITIES:
  Other cash provided:
     Deposits on deposit-type contract fund and other liabilities
          without life or disability contingencies                                         25,262           27,237
     Other sources                                                                          2,960           21,256
                                                                                    -------------    -------------
            Total other cash provided                                                      28,222           48,493
                                                                                    -------------    -------------
  Other cash applied:
     Return of paid in surplus                                                                  -           20,812
     Borrowed money                                                                       151,833          (93,378)
     Dividends to shareholders                                                             75,300           10,100
     Withdrawals on deposit-type contract fund and other liabilities
          without life or disability contingencies                                         45,212           26,713
  Net payment on reinsurance                                                              132,555
     Other applications, net                                                               80,982            4,353
                                                                                    -------------    -------------
          Total other cash applied (receipts)                                             485,882          (31,400)
                                                                                    -------------    -------------
         Net cash (used in) provided by financing and miscellaneous activities           (457,660)          79,893
                                                                                    -------------    -------------
     Net (decrease) increase in cash and short-term investments                           (73,530)          70,350
     Cash and short-term investments:
     Beginning of year                                                                    149,077           78,727
                                                                                    -------------    -------------
     End of year                                                                    $      75,547    $     149,077
                                                                                    =============    =============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

CONSECO VARIABLE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2002 AND 2001
(IN THOUSANDS)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Conseco Variable Insurance Company (the "Company" or "CVIC") is a life insurance company domiciled in the State of Texas. The Company markets primarily variable annuities, deferred annuities and certain employee benefit-related insurance products through independent agents. The Company is licensed in all states and the District of Columbia except New York. Approximately 15%, 12%, 12%, 11% and 11% of premiums collected during 2002 were on policies issued in Texas, Florida, California, New Jersey and Illinois, respectively. No other state comprised greater than 10% of premiums of collected.

     Effective October 1, 2002, the Company was acquired from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company, by JNF Holding Company, Inc ("JNF"), a wholly owned subsidiary of Inviva, Inc. ("Inviva"), a New York based insurance holding company. As part of the acquisition of CVIC by Inviva, Inviva issued 17,500 share of Series D Preferred Stock to Conseco, which have a stated value of $2.00, a coupon of 19% and are convertible into shares of non-voting common stock of JNF. The holder of the Series D Preferred Shares has the right, so long as it owns 1/3 of the JNF Stock issued upon exchange of the Series D Preferred to appoint one designee to the JNF board of directors. These shares automatically convert to JNF stock on October 23, 2003. Inviva plans to eventually redeem these shares.

2.   BASIS OF PRESENTATION

     The statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance ("Department"). Effective January 1, 2001, insurance companies domiciled in Texas are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). The Department has the right to permit specific practices that deviate from prescribed practices.

     Accounting changes adopted to conform to the provisions of NAIC SAP or Texas SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported an adjustment that decreased unassigned funds (surplus) by $2,027 as of January 1, 2001. Included in this total adjustment is an increase of approximately $7,474 related to net deferred tax assets and a decrease of approximately $14,100 related to non-admitting certain other invested assets partially offset by a decrease in asset valuation reserve of $9,639.

     Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves ("IMR")and amortized into investment income over the estimated remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at market value for GAAP; 6) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; 7) premiums from interest sensitive and annuity policies are recognized as income rather than policy liabilities: 8) admitted deferred tax assets are limited by NAIC SAP and differ from the valuation allowance determined under GAAP. Changes in deferred income taxes are not reported as component of net income. The differences between GAAP and NAIC SAP would have a material effect on the Company's financial statements.

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS

     BONDS - Bonds not in default are generally stated at amortized cost using the interest method. All other bonds are stated at the lower of amortized cost or market value. Mortgage backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment or the lower of amortized cost or fair market value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective adjustment method is used to value all securities except for interest only securities or securities where the yield had become negative, that are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

     PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or market value. Nonredeemable preferred stocks are reported at market value or lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

     COMMON STOCK - Common stock is stated at market value except that investments in stocks of subsidiaries and affiliates in which the Company has an interest of 20% or more are carried on the equity basis. Market value is determined by reference to valuations quoted by the SVO. Unrealized gains and losses are recorded directly to unassigned surplus. When an impairment is considered other than temporary, the cost of common stocks is written down and a realized loss is recognized.

     MORTGAGE LOANS - Mortgage loans on real estate are stated at the amortized cost, net of other than temporary impairment or valuation allowances, and exclude accrued interest.

     POLICY LOANS - Policy loans are stated at the unpaid principal balance of the loan.

     CASH AND SHORT-TERM INVESTMENTS - Cash includes bank deposits. Short-term investments are stated at amortized cost and consist primarily of investments having maturities of one year or less at the date of purchase. Market values for such investments approximate carrying value.

     REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

     ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

     INVESTMENT INCOME AND EXPENSES - Investment income is reported as earned and is presented net of related investment expenses.

     SPECIAL SURPLUS FUNDS

     Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

     NON-ADMITTED ASSETS

     Certain assets, principally past due receivables, furniture and fixtures and prepaid expenses, are considered "non-admitted assets" and excluded from the balance sheet.

     LIFE AND ACCIDENT AND HEALTH PREMIUMS

     Life premiums deferred represents modal premium payments which are due after the valuation date, but before the next contract anniversary date. Deferred premiums generally are measured from the next modal premium due date to the next contract anniversary date. This balance is net of loading.

     Life premiums uncollected represent gross premium amounts that are due on or before the valuation date but have not been received.

     Accident and health premiums that are due and uncollected are identified separately as they generally are accrued to premium revenue.

     POLICY AND CONTRACT RESERVES

     Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 6% to 7.5%), which meet or exceed statutory requirements.

     Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2002 and 2001, averaged 6.2%, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions which meet statutory requirements.

     Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 7%), which meet or exceed statutory requirements.

     Reserves for Guaranteed Minimum Death Benefit ("GMDB") provided as benefits on annuity contracts are calculated on a seriatim basis using market declines, recovery rates and interest and mortality discounting as specified in Actuarial Guideline 34.

     Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

     Certain of the Company's variable annuity contracts contain a withdrawal provision, which provides for a reduction in the guaranteed minimum death benefit (GMDB) on a dollar-for-dollar basis when a partial withdrawal occurs. Currently there is ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a GMDB. Our discussions with the Texas Department of Insurance ("Department") indicate that they are currently studying this complex issue and have not yet determined their position. As a result, the Company continues to follow their current method of reserving for these variable annuity contracts until guidance is issued that clarifies this matter. While the Company has not yet determined the impact of this contract provision under these adverse scenarios and acknowledges that it could be significant, it does not believe the Department's ultimate position will result in a material increase to its policy reserves. The Department has indicated that it is unlikely any new guidance, including clarification of this issue, would be applied retroactively.

     The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     Transfers from separate accounts represents the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's Valuation Reserve Methodology.

     CLAIM RESERVES

     Claims payable are amounts due on life and accident and health claims, which were incurred as of the statement date, but have not yet been paid. The accrual has two components: 1) claims in process of settlement as of the statement date and 2) those not yet reported but estimable based on historical experience.

     Extra premiums are charged for substandard lives for policies issued prior to July 1, 2000, plus the gross premium for rated age. Mean reserves are determined by computing the regular mean reserve for the plan at the end of the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1, 2000, for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality.

     The Tabular Interest, the Tabular Less Actual Reserve Released and the Tabular Cost have been determined by formula. For the determination of Tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product such valuation rate of interest times the mean amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

     REINSURANCE

     Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Also see Note 7.

     FEDERAL INCOME TAX

     The federal income tax provision (benefit) included in the statement of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

     DEFERRED INCOME TAXES

     Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

     SEPARATE ACCOUNT ASSETS/LIABILITIES

     Investments held in the separate accounts are stated at market value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

     PREMIUMS AND ANNUITY CONSIDERATIONS

     Insurance premiums and annuity considerations are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.

     OTHER REVENUE

     Other revenue consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts are recognized as income when charged to the underlying account.

     GENERAL AND ADMINISTRATIVE EXPENSES

     General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by its parent. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

     POLICYHOLDER DIVIDENDS

     Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payments subsequent to plan anniversary dates and payable in the next calendar year.

     ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

     RECLASSIFICATION

     Certain 2001 amounts included in the accompanying financial statements have been reclassified to conform to the 2002 presentation.

4.   INVESTMENTS

     FIXED MATURITIES AND EQUITY SECURITIES

     The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2002 are as follows:

                                                       GROSS UNREALIZED
                                        AMORTIZED   ----------------------     NAIC MARKET
                                          COST          GAINS       LOSSES        VALUE
                                       ----------   ----------   ----------    ----------
      Fixed maturities:
        Governments                    $   47,161   $    1,281  $         -    $   48,442
        Special revenue                   191,877        1,819       (1,171)      192,525
        Public utilities                   44,843            -       (2,270)       42,573
        Industrial and miscellaneous      273,666       11,850      (12,273)      273,243
        Credit tenant loans                42,477          470         (470)       42,477
                                       ----------   ----------   ----------    ----------
        Sub - total debt securities       600,024       15,420      (16,184)      599,260

        Preferred Stock                     3,345            -          (91)        3,254

        Common Stock                           10            -            -            10
                                       ----------   ----------   ----------    ----------
        Total                          $  603,379   $   15,420   $  (16,275)   $  602,524
                                       ==========   ==========   ==========    ==========

     The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2001 are as follows:

                                                                                GROSS UNREALIZED
                                                             AMORTIZED    ---------------------------     NAIC MARKET
                                                               COST           GAINS        LOSSES            VALUE
                                                           ------------   ------------   ------------    ------------
     Fixed maturities:
       Governments                                         $     42,812   $      1,291   $       (129)   $     43,974
       Political subdivisions of states, territories and
            possessions                                           2,130            139              -           2,269
       Special revenue                                          345,336          2,562         (5,817)        342,081
       Public utilities                                          81,582            360         (2,496)         79,446
       Industrial and miscellaneous                             758,023          4,350        (45,889)        716,484
       Credit tenant loans                                       51,123            371         (1,258)         50,236
       Parent, subsidiaries and affiliates                       18,224              -        (12,274)          5,950
                                                           ------------   ------------   ------------    ------------
       Sub - total debt securities                            1,299,230          9,073        (67,863)      1,240,440

       Preferred Stock                                           14,836            203              -          15,039
       Common Stock                                               1,517              -              -           1,517
                                                           ------------   ------------   ------------    ------------
       Total                                               $  1,315,583   $      9,276   $    (67,863)   $  1,256,996
                                                           ============   ============   ============    ============

     As of December 31, 2002 and 2001, the Company had fixed maturity securities with a statement value of $11,843 and $11,885, respectively, on deposit with various state regulatory agencies.

     The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2002 are as follows:

                                                                                 NAIC
                                                            STATEMENT           MARKET
                                                              VALUE             VALUE
                                                          -------------    -------------
    Due in one year or less                                $    11,784      $    11,783
    Due after one year through five years                       46,960           48,299
    Due after five years through ten years                     109,243          109,710
    Due after ten years                                        191,759          187,432
                                                          -------------    -------------
           Subtotal                                            359,746          357,224
    Mortgage-backed securities                                 240,278          242,036
                                                          -------------    -------------
           Total bonds                                     $   600,024      $   599,260
                                                          =============    =============

     Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     Net realized capital losses consisted of the following:

                                                                                   2002             2001
                                                                               -------------    -----------
    Bonds                                                                      $   (48,419)     $ (12,016)
    Preferred stocks                                                               (24,794)            96
    Common stocks                                                                       41            316
    Mortgage loans on real estate                                                        -           (165)
    Other invested assets                                                                -           (439)
    Federal income tax expense                                                          25             98
                                                                               -------------    -----------
           Net realized capital losses, net of tax                                 (73,147)       (12,110)
    Transfer from IMR, net of tax                                                   25,372            220
                                                                               -------------    -----------
           Net realized capital losses, net of tax and transfer
             to IMR                                                            $   (47,775)       (11,890)
                                                                               =============    ===========

     In 2002, net realized capital losses on bonds consisted of $184 gross realized gains and $48,603 gross realized losses. In 2001, net realized capital losses on bonds consisted of $13,802 gross realized gains and $25,818 gross realized losses. For the years ended December 31, 2002 and 2001, proceeds from the sales of fixed maturity securities were $1,923,211 and $1,906,909, respectively. During 2002, as part of Inviva's acquisition of the Company, certain investment assets identified by the Inviva were either sold or exchanged for their fair value, and replaced with new securities. These sales resulted in realized losses of $31,647, which are reflected in the above table.

     In 2002 and 2001, gross realized losses included $30,035 and $15,666, respectively, of write-downs of fixed maturity investments, preferred stocks and other invested assets. These write-downs, which include amounts for securities subsequently sold during the year, were the result of changes in conditions that caused the Company to conclude that a security was other than temporarily impaired.

     At December 31, 2002 and 2001, the Company held unrated or less-than-investment grade corporate bonds of $64,158 and $140,939 respectively, with an aggregate fair value of $53,644 and $92,079, respectively. Those holdings amounted to 10.7% and 10.8% of the Company's investments in bonds at December 31, 2002 and 2001, respectively, and 3.4% and 4.3%, of the Company's total admitted assets at December 31, 2002 and 2001, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

     INVESTMENT INCOME

     Net investment income for the years ended December 31, 2002 and 2001, including accrual of discount and amortization of premiums, arose from the following sources:

                                                                             2002              2001
                                                                         ------------       ----------
    Bonds                                                                $    47,943        $  93,858
    Preferred stocks                                                           5,085            2,454
    Common stocks                                                                 34               67
    Mortgage loans on real estate                                              2,058            2,625
    Policy loans                                                                (104)           4,606
    Cash and short-term investments                                            2,053            4,132
    Other invested assets                                                      2,065              125
                                                                         ------------       ----------
         Total gross investment income                                        59,134          107,867
    Investment expenses                                                        1,865            4,420
                                                                         ------------       ----------
         Net investment income                                           $    57,269        $  103,447
                                                                         ============       ==========

     Accrued investment income excluded from surplus at December 31, 2002 and 2001 amounted to $2 and $43, respectively, and consists principally of bond interest where collection is not probable.

     COMMON AND PREFERRED STOCKS

     Affiliated common stock amounting to $470 at December 31, 2001, representing the Company's 100% investment in Eagle Mortgage Company, Inc., which engages in mortgage banking and purchasing first and second mortgages on commercial and residential property was sold in 2002 to Conseco Life of Texas. Proceeds from the sales of investments were $500; resulting in a gross realized gain of $30. The cost of all other common stocks held by the Company at December 31, 2002 and 2001 was $10 and $1,056, respectively.

     MORTGAGE LOANS

     At December 31, 2002, the mortgage loan balance was comprised primarily of commercial loans. Approximately, 21%, 16%, 15% and 11% of the mortgage loan balance was on properties located in Michigan, West Virginia, New York and California, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%.

     During 2002, the respective minimum and maximum lending rates for mortgage loans were 9% and 11% for residential, 7% and 11% for commercial loans, and 9% and 10% for purchase money mortgages. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. At December 31, 2002 and 2001, the Company held mortgages aggregating $12 and $0, respectively, with interest overdue beyond 180 days (excluding accrued interest). During 2002 and 2001, the Company had no impaired mortgage loans.

     During 2002 and 2001, no new mortgage loans were issued and no rates were reduced on existing mortgages.

     SHORT TERM BORROWINGS

     At December 31, 2001 the Company had an outstanding liability for borrowed money and accrued interest thereon of $151,833 relating to dollar repurchase agreements with brokers to sell and subsequently repurchase mortgage-backed securities. These securities were sold for cash with a specific date to repurchase similar securities. The securities were repurchased in January 2002 with an average finance rate of 6.14%.

     SECURITY LENDING

     The Company did not enter into any securities lending agreements during 2002 and there were none open at December 31, 2002. The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy is to require a minimum collateral of 102% of the fair value of the securities loaned calculated on a daily basis and collateralized by either cash or securities. The fair value of the securities loaned to others at December 31, 2001 was $8,663. The fair value of the collateral maintained against these securities was $8,896 or 103% of the fair value of the securities loaned.

5.   POLICY AND CLAIM RESERVES

     As of December 31, 2002 and 2001, the Company had $5,398,813 and $6,080,971, respectively of individual and group life insurance in force. On $450,162 and $497,916 of insurance in force as of December 31, 2002 and 2001, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,087 and $1,156 at December 31, 2002 and 2001, respectively.

     Substantially all of the separate account business of CVIC relates to individual variable annuities with non-guaranteed returns. However, CVIC also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

     Guaranteed minimum income benefit ("GMIB") - Certain of the Company variable products provide an annuitization benefits equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

     Guaranteed minimum death benefit ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1 year ratchet") and on the account value reset every 7th anniversary ("7 year lookback").

     At December 31, 2002, the Company had the following with guaranteed benefits as follows:

         BENEFIT AND TYPE    SUBJECTED ACCOUNT                             REINSURANCE RESERVE
           OF RISK                  VALUE             GROSS RESERVE               CREDIT
       -------------------- ---------------------- ---------------------- -----------------------
       GMDB                           $1,048,235                $39,126                 $27,302
       GMIB                                3,811                     29                      29

     At December 31, 2001, the Company had the following with guaranteed benefits as follows:

         BENEFIT AND TYPE    SUBJECTED ACCOUNT                             REINSURANCE RESERVE
           OF RISK                  VALUE             GROSS RESERVE               CREDIT
       -------------------- ---------------------- ---------------------- -----------------------
       GMDB                             $1,485,558                $40,481                 $33,701
       GMIB                                  3,889                     15                      15

     At December 31, 2002, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                                          % OF
                                                                                        AMOUNT           TOTAL
                                                                                   ------------     -------------
    Subject to discretionary withdrawal:
          With market value adjustment                                             $      1,355              0.1%
          At book value less current surrender charge of 5% or more                     119,700              6.8%
          At market value                                                             1,075,171             61.2%
                                                                                   ------------     -------------
          Total with adjustment or at market value                                    1,196,226             68.1%
          At book value with minimal or no charge or adjustment                         494,928             28.1%
    Not subject to discretionary withdrawal                                              67,169              3.8%
                                                                                   ------------     -------------
    Total gross                                                                       1,758,323            100.0%
    Reinsurance ceded                                                                         -                 -
                                                                                   ------------     -------------
    Total net                                                                      $  1,758,323            100.0%
                                                                                   ============     =============

     At December 31, 2001, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                                       % OF
                                                                                      AMOUNT          TOTAL
                                                                                    -----------     ---------
      Subject to discretionary withdrawal:
            With market value adjustment                                            $       731          0.0%
            At book value less current surrender charge of 5% or more                   149,002          6.1%
            At market value                                                           1,586,654         65.3%
                                                                                    -----------     ---------
            Total with adjustment or at market value                                  1,736,387         71.4%
            At book value with minimal or no charge or adjustment                       625,322         25.7%
      Not subject to discretionary withdrawal                                            69,789          2.9%
                                                                                    -----------     ---------
      Total gross                                                                     2,431,498        100.0%
      Reinsurance ceded                                                                       -            -
                                                                                    -----------     ---------
      Total net                                                                     $ 2,431,498        100.0%
                                                                                    ===========     =========

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments as of December 31, 2002 are as follows:

                                                                             STATEMENT         ESTIMATED
                                                                               VALUE           FAIR VALUE
                                                                           ------------      -------------
        ASSETS
        Bonds                                                              $   600,024       $    599,260
        Preferred stocks                                                         3,345              3,254
        Common stock                                                                10                 10
        Cash and short-term investments                                         75,547             75,547
        Policy loans                                                            22,435             22,435
        Mortgage loans on real estate                                           21,790             22,611

        LIABILITIES
        Policy and contract reserves                                       $   692,622       $    633,682

     Amounts related to the Company's financial instruments as of December 31, 2001 are as follows:

                                                                            STATEMENT          ESTIMATED
                                                                              VALUE           FAIR VALUE
                                                                           ------------      ------------
        ASSETS
        Bonds                                                              $ 1,299,230       $  1,240,440
        Preferred stocks                                                        14,836             15,575
        Common stock                                                             1,517              1,517
        Cash and short-term investments                                        149,077            149,077
        Policy loans                                                            73,673             73,673
        Mortgage loans on real estate                                           27,267             26,605

        LIABILITIES
        Policy and contract reserves                                       $ 1,342,114       $  1,226,134

     BONDS AND EQUITY SECURITIES - Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

     CASH AND SHORT-TERM INVESTMENTS - The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

     POLICY LOANS - The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

     MORTGAGE LOANS ON REAL ESTATE - Estimated fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

     POLICY AND CONTRACT RESERVES - Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

     The fair values of liabilities was calculated using the company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.   REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

     The Company reinsured substantially its entire individual life business to Protective Life Insurance Company, effective January 1, 2002, and 100% of its group life and accident and health business and the balance of the individual life business to Washington National Insurance Company ("WNIC"), a Conseco subsidiary, effective October 1, 2002. Protective Life Insurance Company and WNIC will provide for full servicing of the insurance policies. The Company has transferred the ownership of the assets and rights under these agreements. The total reserves transferred under these agreements during 2002 were $503,678. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions was recorded as an increase to surplus, as special surplus funds, net to tax.

     The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $26,400 of its $39,126 GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation.

     Neither Inviva nor any of its related parties control directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). CVIC has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by CVIC prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2002 were approximately $500.

     No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2002, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

     Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                                 2002          2001
                                                                              --------      --------
      Premiums, annuity considerations and fund deposits                     $  40,118      $  4,308
      Policyholder benefits                                                     67,653         4,760
      Change in insurance and annuity reserves                                 464,518        38,019
      Policy and contract reserves                                             544,041        61,011


     The Company reinsures certain of its risks with other companies which are accounted for as transfers of risk. The Company retains a maximum of $500 of coverage per individual life. Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

     In 2002 and 2001, the Company entered into new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements. As of December 31, 2002 and 2001, respectively, the amount of reinsurance credits, whether an asset or reduction of liability, taken for such new agreements was $491,453 and $10,618.

     The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $23 and $6, at December 31, 2002 and 2001, respectively. During 2002 and 2001, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

     The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (not including considerations for supplementary contracts with life contingencies of $300 and $918 as of December 31, 2002 and 2001, respectively):

                                                                                2002          2001
                                                                             ----------    ----------
    SHORT DURATION CONTRACTS
    Direct premiums                                                          $   15,113    $   17,670
    Reinsurance assumed                                                              30             -
    Reinsurance ceded                                                             3,941           750
                                                                             ----------    ----------
      Premiums                                                               $   11,202    $   16,920
                                                                             ==========    ==========

    LONG DURATION CONTRACTS
    Direct premiums                                                          $  333,540    $  452,598
    Reinsurance assumed                                                               -           955
    Reinsurance ceded                                                            36,177         3,557
                                                                             ----------    ----------
      Premiums                                                               $  297,363    $  449,996
                                                                             ==========    ==========

     The Company does have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no estimated amount of the aggregate reduction in surplus of a unilateral cancellation by the reinsurer as of the date of the financial statements for those agreements in which cancellation results in a net obligation of the Company to the reinsurer and for which such obligation is not presently accrued. The Company held no reinsurance credit for the unilateral cancellation by the reinsurer.

8.   COMMITMENTS AND CONTINGENCIES

     Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition.

     The Department has notified the Company that they intend to commence a triennial examination of the Company for the years 1999-2001 within the next several months.

     The Company has established a liability for guaranty fund assessments on several insolvencies of $400 and $1,700, as of December 31, 2002 and 2001, respectively. This represents estimated obligations to state guaranty funds to provide for covered claims and other insurance obligations of insolvent insurers. The period over which the assessments are anticipated to be funded varies by insolvency and is difficult to predict. As of December 31, 2002 and 2001, respectively, the Company has estimated probable recoveries through premium tax credits to be $701 and $942. The period over which the credits are realized varies by state but typically range from five to ten years.

     As part of Inviva's acquisition of the Company, certain accounts (suspense accounts) which had a net balance of approximately a $2,800 asset as of September 30, 2002, were written off. Management believes that any subsequent activity pertaining to these unreconciled amounts will not have a material impact on the Company's financial position.

9.   FEDERAL INCOME TAXES

     For 2002, the Company will file two federal income tax returns. The first return will be a consolidated return filed by Conseco, Inc. and cover the period January1, 2002 through September 30, 2002. The Company was subject to a tax sharing agreement as part of the consolidated Conseco tax return filed with the Internal Revenue Service. The tax allocation method was based upon separate return calculations with current credit for net losses subject to certain limitations. The second return will include the period October 1, 2002 through December 31, 2002 and will be filed a separate life insurance company federal income tax return.

     As of December 31, 2002, the Company had tax capital loss carryforwards of $26,158 which expire in 2007. As of December 31, 2002, the Company had no tax operating loss carryforwards.

     The federal income tax payable at December 31, 2002 of $9,259 included $5,989 payable to Conseco and $3,270 payable to the Internal Revenue Service. The federal income tax recoverable at December 31, 2002 of $10,127 included $15,509 receivable from Conseco Life of Texas and $5,382 payable to Conseco.

     Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, are as follows:

                                                                           2002         2001
                                                                        ---------    --------
          Gross deferred tax assets                                     $  24,283    $ 34,435
          Gross deferred tax liabilities                                       47       2,249
                                                                        ---------    --------
          Net deferred tax assets                                          24,236      32,186
          Nonadmitted deferred tax assets                                  20,070      23,350
                                                                        ---------    --------
          Admitted deferred tax assets                                  $   4,166    $  8,836
                                                                        ---------    --------
          Decrease in deferred tax assets nonadmitted                   $   3,280    $  3,267
                                                                        =========    ========

     The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:

                                                                   2002            2001          CHANGE
                                                              -------------   -------------   -------------
     DTAS:
         Insurance reserves                                   $       1,894   $       9,262   $     (7,368)
         Proxy DAC                                                    3,832          13,846        (10,014)
         Investments                                                 17,051           7,679          9,372
         Other                                                        1,506           3,648         (2,142)
                                                              -------------   -------------   -------------
           Gross DTAs                                                24,283          34,435        (10,152)
         Nonadmitted DTAs                                            20,070          23,350         (3,280)
                                                              -------------   -------------   -------------
           Net admitted DTA                                           4,213          11,085         (6,872)
     DTLS:
         Investment income                                               40             374            334
         Life insurance premiums due & uncollected                        -           1,861          1,861
         Other                                                            7              14              7
                                                              -------------   -------------   -------------
           Gross DTL                                                     47           2,249          2,202
                                                              -------------   -------------   -------------
           Net admitted deferred tax assets                   $       4,166   $       8,836   $     (4,670)
                                                              =============   =============   =============

     Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                                                     2002           2001
                                                                                  ----------    ----------
Current year expense on operating income                                          $    8,075    $    1,052
Prior year over accrual of tax                                                        (3,141)       (6,820)
Other                                                                                    641             -
                                                                                  ----------    ----------
Current income taxes incurred on operating income                                 $    5,575    $   (5,768)
                                                                                  ==========    ==========

The significant book to tax differences in 2002 are as follows:

                                                                                  TAX EFFECT        RATE
                                                                                  ----------    ------------
Income before taxes                                                               $    8,167          35.0%
Difference in statutory and tax reserves                                              (4,780)        (20.5)%
Difference in statutory and tax investment income                                      1,709           7.3%
Deferred acquisition costs                                                            (6,721)        (28.8)%
Reinsurance commissions                                                                7,959          34.1%
Other                                                                                  1,741           7.5%
                                                                                  ----------    ------------
Taxable income from operations                                                    $    8,075          34.6%
                                                                                  ==========    ============

10.  RELATED PARTY TRANSACTIONS

     The Company declared an ordinary dividend in the amount of $7,300 on April 17, 2002 to its previous sole shareholder, Conseco Life Insurance Company of Texas. An extraordinary dividend in the amount of $68,000 was declared on April 18, 2002, subject to the receipt of a ceding commission from the coinsurance of 100% of the Company's life insurance in force to an unaffiliated insurer. The ceding commission in the amount of $49,500 was received on June 28, 2002. The declared dividend totaling $75,300 was paid on October 23, 2002. On December 21, 2001, the Company paid a common stock dividend in the amount of $10,100 in cash to Conseco Life of Texas.

     On October 23, 2002, the Company sold certain invested assets to Conseco Health Insurance Company, a former affiliate, for cash in the amount of $25,189 after approval by the Texas Department of Insurance.

     The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

     During 2002 and 2001, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

     The Company has not made any guarantees or undertakings for the benefit of an affiliate, which would result in a material contingent exposure of the Company's or any affiliated insurer's assets to loss.

     Under an investment advisory services agreement, Conseco Capital Management, Inc., a Conseco affiliate, manages the Company's investments and provided investment accounting services, for which expenses totaled $1,680 and $2,593 in 2002 and 2001, respectively.

     Conseco Mortgage Capital, Inc., another Conseco affiliate, provides origination and servicing for the Company's mortgage loans, for which expenses totaled $126 and $185 in 2002 and 2001, respectively.

     The Company also has a service agreement with Conseco Services, LLC, also a Conseco affiliate, under which certain administrative services are provided to the Company. This agreement stipulates that fees for such services will be 110% of direct and directly allocable costs plus a reasonable charge for direct overhead. Expenses under this agreement totaled $21,772 and $39,366 in 2002 and 2001, respectively.

     The Company also has an administrative agreement with Conseco Securities, Inc., also a Conseco affiliate, which provides administrative services in connection with the Company's variable products. The Company paid $72 and $132 in 2002 and 2001, respectively, under this agreement.

     In addition, Conseco Services, LLC, provides accounting, tax, marketing, actuarial, legal, data processing, and other functional support services. The expenses incurred under this service agreement, while Conseco Services, LLC was an affiliated party of the Conseco, are allocated to the appropriate expense classification on Exhibit 2 as if they had been borne directly by the Company.

     Effective October 23, 2002, Inviva, Inc. provides certain general and administrative expenses to the Company under a service agreement. The expenses incurred under this service agreement of approximately $2,705 are allocated to the appropriate expense classification on Exhibit 2 as if they had been borne directly by the Company.

     During 2002, the Company recognized an impairment write down in the amount of $16,401 on its investment in collateralized obligations issued by securitization trusts through Conseco Finance Corp. These securities were sold during 2002.

     During 2002, the Company did not have an investment in an SCA entity that exceeded 10% of admitted assets.

11.  SEPARATE ACCOUNTS

     Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

     Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the year ended December 31, are as follows:

                                                              2002                                  2001
                                             -------------------------------------   ----------------------------------
                                                  SEPARATE                NON-            SEPARATE             NON-
                                                ACCOUNTS WITH          GUARANTEED      ACCOUNTS WITH        GUARANTEED
                                                  GUARANTEES            SEPARATE         GUARANTEES          SEPARATE
                                                   INDEXED              ACCOUNTS          INDEXED            ACCOUNTS
                                             -------------------------------------   ----------------------------------
     Premiums, deposits and other
      considerations                            $         44        $    255,664     $          49     $    336,010
                                             =====================================   ==================================

     For accounts with assets at:
        Market value                            $      1,355        $  1,075,492     $         731     $  1,586,911
                                             =====================================   ==================================

     Reserves for separate accounts by
      withdrawal characteristics:
        Subject to discretionary withdrawal:
          With market value adjustment          $      1,355       $           -     $         731     $          -
          At market value                                -              1,072,219                -         1,582,265
                                             --------------------------------------  ----------------------------------
        Subtotal                                       1,355            1,072,219              731         1,582,265
        Not subject to discretionary
         withdrawal                                      -                  3,273                -             4,646
                                             --------------------------------------  ----------------------------------
        Total separate account liabilities      $      1,355       $    1,075,492    $         731     $    1,586,911
                                             ======================================  ==================================

     Amounts transferred to and from non-guaranteed separate accounts in the Statement of Operations of the Separate Accounts and the general account for the years ended December 31, are as follows:

                                                                     2002                   2001
                                                               -------------------   ------------------
     Transfers to Separate Accounts                               $   256,874           $  337,022
     Transfers from Separate Accounts                                 462,904              201,755
                                                               -------------------   ------------------
     Net transfers from (to) Separate Accounts                    $  (206,030)          $  135,267
                                                               ===================   ==================

12.  CAPITAL AND SURPLUS

     The maximum amount of dividends which can be paid by State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net gain from operations before realized capital gains or losses for 2002 was $17,746. Statutory surplus as regards policyholders as of December 31, 2002 was $55,192. The maximum dividend payout which may be made without prior approval in 2003 is $17,746. However, due to restrictions on dividends within a twelve month period, the maximum dividend payout may not be made without prior approval until October 23, 2003.

     The Company owned all of the 2,538 shares of its $100 par value Series A preferred stock. These shares were being carried as treasury stock. On May 2, 2001, the Company cancelled all of these preferred shares and no longer has any preferred stock outstanding.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002 and 2001, respectively, the Company meets its RBC requirements.

13.  RECONCILIATION TO STATUTORY ANNUAL STATEMENT

     The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2002 Annual Statement, to the amounts reported in the accompanying statutory-basis financial statements:

                                                                          CAPITAL AND         NET INCOME
                                                                            SURPLUS           YEAR ENDED
                                                                          DECEMBER 31,       DECEMBER 31,
                                                                              2002               2002
                                                                         --------------    --------------
     As reported in Annual Statement                                     $       61,586    $      (19,475)
     Deduct nonadmitted receivable from affiliate-capital
          contribution                                                           (7,500)                -
     Decrease in insurance annuity reserves                                       1,000             1,000
     Decrease other miscellaneous                                                   106               106
     Decrease in ceding commission income recognized                                  -           (11,660)
                                                                         --------------    --------------
     Total as reported in the accompanying audited statutory-basis
       balance sheet                                                     $       55,192    $      (30,029)
                                                                         ==============    ==============

     The Company recorded a receivable from its parent, Inviva, as a capital contribution at December 31, 2002. This amount was collected in March 2003. Under NAIC SAP capital contribution receivables not collected by the date on which the annual statement is filed, must be non-admitted. Following correspondence during March 2003 with the Texas Department of Insurance, it was agreed that restatement and refilling of the Annual Statement was not required for this item.

     Other miscellaneous is comprised of the following adjustments: policy loans, accrued interest and expenses, reinsurance recoverables, other-than temporary impairments, current tax expenses, deferred tax assets, non-admitted deferred tax assets and other post-retirement benefits.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)                 Financial Statements


                    The financial statements of the Jefferson National Life Annuity Account E and Jefferson National Life Insurance Company (the "Company") are included in Part B hereof.


(b)                 Exhibits

    (1) Resolution of the Board of Directors of Great American Reserve Insurance Company authorizing the establishment of Great American Reserve Variable Account E dated November 12, 1993.(3)

    (2)             Not Applicable.

    (3) Form of Principal Underwriting Agreement between Great American Reserve Insurance Company, Great American Reserve Variable Annuity Account and GARCO Equity Sales, Inc.(3)

    (4)  (a)        Form of Individual Fixed/Variable Annuity Contract.(3)

         (b)        Form of Group Fixed/Variable Annuity Contract.(3)


         (c) Waiver of Contingent Deferred Sales Charges for Unemployment Rider.(11)

         (d) Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider.(11)

         (f) Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider.(11)


    (5)             Application for Contracts.(3)

    (6)  (a)        Articles of Incorporation of Great American Reserve
                    Insurance Company.(2)

         (b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company.(4)

         (c)        Amended and Restated By-Laws of the Company.(4)

    (7)             Not Applicable.


    (8)  (a) (i)    Participation Agreement among The Alger American Fund, Great
                    American Reserve Insurance Company and Fred Alger and
                    Company, Incorporated.(1)

             (ii) Amendment to Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and Great American Reserve Insurance Company.(10)

             (iii) Amendment to Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and Conseco Variable Insurance Company, Inc.(10)

         (b) (i) Participation Agreement among Berger Institutional Products Trust, BBOI Worldwide LLC and Great American Reserve Insurance Company.(10)

             (ii) Amendment to Participation Agreement among Berger Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company.(10)

             (iii) Amendment to Participation Agreement among Berger Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company.(10)

         (c) (i) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.(1)

             (ii) Amendment to Fund Participation Agreement among Conseco Variable Insurance Company, Federated Securities Corp. and Federated Insurance Series.(10)

             (iii) Amendment to Fund Participation Agreement among Federated Securities Corp., Federated Insurance Series and Conseco Variable Insurance Company, Inc.(10)

         (d) (i) Fund Participation Agreement among Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(10)

             (ii) Fund Participation Agreement among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(10)

             (iii) Amendment to Fund Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company, Inc.(10)

             (iv) Amendment to Fund Participation Agreement between Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company.(10)

             (v) Amendment to Fund Participation Agreement between Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.(12)

         (e) (i) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company.(1)

             (ii) Amendment to Fund Participation Agreement between Lord Abbett Series Fund, Inc. and Great American Reserve Insurance Company.(9)

         (f) (i) Form of Fund Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services, Inc.(1)

             (ii) Amendment to Fund Participation Agreement by and among Great American Reserve Insurance Co. and American Century Investment Services, Inc.(10)

             (iii) Amendment to Fund Participation Agreement by and among Great American Reserve Insurance Co. and American Century Investment Services, Inc.(10)

             (iv) Amendment to Fund Participation Agreement by and between Conseco Variable Insurance Company and American Century Investment Management, Inc.(10)

             (v) Amendment to Fund Participation Agreement by and between Conseco Variable Insurance Company and American Century Investment Management, Inc.(10)

         (g) (i) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds

                    Group, Inc. and Great American Reserve Insurance Company.(9)

             (ii) Amendment to Participation Agreement by and among Great American Reserve Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc.(9)

             (iii) Amendment to Participation Agreement among INVESCO Variable Funds, Inc., INVESCO Funds Group, Inc. and Conseco Variable Insurance Company.(9)

             (iv) Amendment to Fund Participation Agreement among INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. and Conseco Variable Insurance Company, Inc.(9)

             (v) Amendment to Fund Participation Agreement between Conseco Variable Insurance Company, INVESCO Funds Group, Inc., INVESCO Distributors,Inc. and INVESCO Variable Investment Funds, Inc.(9)

         (h) (i) Form of Fund Participation Agreement among Rydex Variable Trust, PADCO Financial Services, Inc. and Conseco Variable Insurance Company.(4)

             (ii) Form of Fund Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Jefferson National Life Insurance Company.(12)

             (i) Form of Fund Participation Agreement among Pioneer Variable Contracts Trust, Conseco Variable Insurance Company, Pioneer Investment Management Inc., and Pioneer Funds Distributor, Inc.(5)

         (j) (i) Form of Fund Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.(6)

             (ii) Amendment to Fund Participation Agreement among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company, Inc.(10)

         (k) (i) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company.(6)

             (ii) Amendment to Schedule A of the Participation Agreement by and among First American Insurance Portfolios, Inc., U.S. Bancorp Asset Management, Inc. and Conseco Variable Insurance Company.(10)

         (l) (i) Fund Participation Agreement between Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.(10)

             (ii) Amendment to Fund Participation Agreement between the Dreyfus Corporation and Conseco Variable Insurance Company.(10)

         (m) (i) Fund Participation Agreement between Janus Aspen Series and Great American Reserve Insurance Company.(10)

             (ii) Amendment to Fund Participation Agreement between Janus Aspen Series and Great American Reserve Insurance Company.(10)

             (iii) Fund Participation Agreement between Janus Aspen Series and Jefferson National Life Insurance Company.(12)

         (n) (i) Fund Participation Agreement among Great American Reserve Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc.(10)

             (ii) Fund Participation Agreement among Conseco Variable Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc.(10)

             (iii) Amendment to Fund Participation Agreement among Lazard Asset Management, Lazard Retirement Series, Inc. and Conseco Variable Insurance Company.(10)

         (o) (i) Fund Participation Agreement between Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Great American Reserve Insurance Company.(10)

             (ii) Addendum to Fund Participation Agreement among Conseco Variable Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(10)

             (iii) Amendment to Fund Participation Agreement among Neuberger Berman Adviser Management Trust, Neuberger Berman Management Inc. and Conseco Variable Insurance Company, Inc.(10)

             (iv) Amendment to Fund Participation Agreement among Neuberger Berman Adviser Management Trust, Neuberger Berman Management Inc. and Conseco Variable Insurance Company, Inc.(12)

         (p) (i) Participation Agreement by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.(10)

             (ii) Amendment to Participation Agreement by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, INC.(10)

             (iii) Amendment to Participation Agreement by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management , Inc. and Strong Investments, Inc.(10)

             (iv) Amendment to Participation Agreement by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management , Inc. and Strong Investments, Inc.(10)

         (q) Participation Agreement among Conseco Variable Insurance Company, Conseco Series Trust and Conseco Equity Sales, Inc.(12)

         (r) Participation Agreement by and among Jefferson National Life Insurance Company, Royce Capital Fund and Royce
                    Associates, LLC.(12)

         (s) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Jefferson National Life Insurance Company and Inviva Securities Corporation.(12)

         (t) Participation Agreement by and among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(12)

         (u) Shareholder Services Agreement by and between Jefferson National Life Insurance Company and Third Avenue Management LLC.(12)

    (9)             Opinion and Consent of Counsel.(8)


    (10) (a)        Consent of Morgan. Lewis & Bockius LLP.(12)

         (b)        Consent of Independent Auditors.(12)


    (11)            Not Applicable.

    (12)            None.

    (13)            Schedule for computation of performance quotations.(7)


(1) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on February 3, 1998 (File Nos. 333-40309 and 811-08483).

(2) Incorporated by reference to the initial registration statement on Form N-4, Great American Reserve Variable Annuity Account G, filed electronically on January 23, 1996 (File Nos.333-00373 and 811-07501).

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4, Conseco Variable Annuity Account E, filed electronically on May 15, 1998 (File Nos. 33-74092 and 811-08288).

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account E, filed electronically on April 28, 2000 (File Nos . 33-74092 and 811-08288).

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Conseco Variable Annuity Account E, filed electronically on December 29, 2000 (File No. 33-74092 and 811-08288).

(6) Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4, Conseco Variable Annuity Account C, filed electronically on May 1, 2001 (File Nos. 33-2460 and 811-04819).

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4, Conseco Variable Annuity Account E, filed electronically on May 1, 2001 (File Nos. 33-74092 and 811-08288).


(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Conseco Variable Annuity Account E, filed electronically on May 1, 2002 (File Nos. 33-74092 and 811-08288).

(9) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account G, filed electronically on June 24, 2002 (File Nos. 333-00373 and 811-07501).

(10) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Conseco Variable Annuity Account E, filed electronically on June 24, 2002 (File Nos. 33-74092 and 811-08288).

(11) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Conseco Variable Annuity Account I, filed electronically on May 15, 2001 (File Nos. 333-53836 and 811-10213).

(12) Filed herein.

ITEM 25. DIRECTORS AND OFFICERS OF JEFFERSON NATIONAL

     The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts.



                                               POSITIONS AND OFFICES WITH
                 NAME                                 DEPOSITOR                              BUSINESS ADDRESS
--------------------------------------     -----------------------------------     -------------------------------------
            David Smilow                   Director, Chairman of the Board and     435 Hudson Street, 2nd Floor
                                                Chief Executive Officer            New York, NY 10014

        Tracey Hecht Smilow                Director and Vice Chairman of the       435 Hudson Street, 2nd Floor
                                                         Board                     New York, NY 10014

          Shane Gleeson                         Director and President             9920 Corporate Campus Drive, Suite
                                                                                   1000
                                                                                   Louisville, KY 40223

           Dean Kehler                                Director                     CIBC World Markets
                                                                                   425 Lexington Avenue
                                                                                   3rd Floor
                                                                                   New York, NY 10017

          Thomas Leaton                               Director                     305 Roosevelt Ct., NE
                                                                                   Vienna, VA 22180

          Mark Singleton                       Chief Financial Officer             435 Hudson Street, 2nd Floor
                                                                                   New York, NY 10014

         Craig A. Hawley                     General Counsel and Secretary         9920 Corporate Campus Drive, Suite
                                                                                   1000
                                                                                   Louisville, KY 40223

         Gary Thomas                                Chief Actuary                  9920 Corporate Campus Drive, Suite
                                                                                   1000
                                                                                   Louisville, KY 40223

          Greg Goulding                         Chief Corporate Actuary            435 Hudson Street, 2nd Floor
                                                                                   New York, NY 10014

           Todd Solash                       Director of Sales & Marketing         435 Hudson Street, 2nd Floor
                                                                                   New York, NY 10014

                                               POSITIONS AND OFFICES WITH
                 NAME                                 DEPOSITOR                              BUSINESS ADDRESS
--------------------------------------     -----------------------------------     -------------------------------------
          Eric Solash                               Treasurer                      435 Hudson Street, 2nd Floor
                                                                                   New York, NY 10014

        Mary Kaczmarek                       Director - Strategic Relations        435 Hudson Street, 2nd Floor
                                                                                   New York, NY 10014

         Chris Tosney                         Director - Administration            9920 Corporate Campus Drive, Suite
                                                                                   1000
                                                                                   Louisville, KY 40223

         John Smith                         Director - Information Technology      9920 Corporate Campus Drive, Suite
                                                                                   1000
                                                                                   Louisville, KY 40223

         Martin Catron                              Controller                     435 Hudson Street, 2nd Floor
                                                                                   New York, NY 10014

         Martha Reesor                          Chief Underwriter                  9920 Corporate Campus Drive, Suite
                                                                                   1000
                                                                                   Louisville, KY 40223

         Simon Walsh                            Director - Marketing               435 Hudson Street, 2nd Floor
                                                                                   New York, NY 10014

          Bob Mittel                        Director - Business Development        435 Hudson Street, 2nd Floor
                                                                                   New York, NY 10014

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company.



EDGAR REPRESENTATION OF THE PRINTED GRAPHIC

--------------------------------
David Smilow and Tracey Hecht
 Smilow and Family Members
--------------------------------

                   100%
--------------------------------           --------------------------------
    Inviva, L.L.C. (CA)                       Inviva, Inc. Management and
--------------------------------                     Employees
                                           --------------------------------

                    78%                                          22%

------------------------------------------------------------------------------
                             Inviva, Inc. (DE)
------------------------------------------------------------------------------

     100%                                 100%                      100%
------------------------  ------------------------  ------------------------
    Lifco Holding            Inviva Securities             JNF Holding
  Company, Inc. (DE)          Corporation (DE)        Company, Inc. (DE)
------------------------  ------------------------  ------------------------

   100%                                               100%
--------------------------------           ---------------------------------
 The American Life Insurance               Jefferson National Life Insurance
  Company of New York (NY)                          Company (TX)
--------------------------------           ---------------------------------


ITEM 27. NUMBER OF CONTRACT OWNERS


     As of April 18, 2003, there were 1,279 non-qualified contract owners and 16,823 qualified contract owners.


ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

American Separate Account 5
Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I
Jefferson National Life Separate Account L
Jefferson National Life Advisor Variable Annuity Account

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.



              NAME                                 POSITIONS AND OFFICES
--------------------------------------    --------------------------------------
          Craig A. Hawley                      President, General Counsel
                                                    and Secretary

           Shane Gleeson                               Director

           Bob Jefferson                               Director*

        Edward J. O'Brien, IV                  Chief Financial Officer



* The principal business address for Bob Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Pennsylvania, PA 19103.

(c) Prior to May 1, 2003, Conseco Equity Sales, Inc. served as the Registrant's principal underwriter. The information in the table below is for the Registrant's last fiscal year.



                               NET UNDERWRITING         COMPENSATION ON
   NAME OF PRINCIPAL            DISCOUNTS AND            REDEMPTION OR
      UNDERWRITER                COMMISSIONS             ANNUITIZATION        BROKERAGE COMMISSIONS      COMPENSATION*
-------------------------   ----------------------   ----------------------   ---------------------   -------------------
Conseco Equity Sales, Inc.   None                    None                     None                    None


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company c/o Inviva, Inc., 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


     (d) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


     (e) The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

             (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

             (2) Include appropriate disclosure regarding the redemption strictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

             (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

             (4)   Obtain from each plan participant who purchases a
Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Post-Effective Amendment No. 14 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Louisville, the State of Kentucky, on this 30th day of April 2003.

                              JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                              (Registrant)

                              JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                              (Depositor)

                              By:   /s/ David Smilow
                                    -------------------------------------
                                    Name:  David Smilow
                                    Title: Chairman of the Board and
                                           Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                           TITLE                              DATE
------------------------------      -----------------------------      ------------------
/s/ David Smilow
------------------------------      Chairman of the Board and          April 30, 2003
Name:  David Smilow                 Chief Executive Officer

/s/ Tracey Hecht Smilow             Director                           April 30, 2003
------------------------------
Name:  Tracey Hecht Smilow

/s/ Shane Gleeson                   Director                           April 30, 2003
------------------------------
Name:  Shane Gleeson

/s/ Dean Kehler                     Director                           April 30, 2003
------------------------------
Name:  Dean Kehler

/s/ Thomas Leaton                   Director                           April 30, 2003
------------------------------
Name:  Thomas Leaton

/s/ Mark Singleton                  Chief Financial Officer            April 30, 2003
------------------------------
Name:  Mark Singleton

                                  EXHIBIT INDEX

Exhibit (8)(d)(v)    Amendment to Fund Participation Agreement between
                     Van Eck Worldwide Insurance Trust, Van Eck Associates
                     Corporation and Jefferson National Life Insurance Company.

Exhibit (8)(h)(ii)   Form of Fund Participation Agreement among Rydex Variable
                     Trust, Rydex Distributors, Inc. and Jefferson National Life
                     Insurance Company.

Exhibit (8)(m)(iii)  Fund Participation Agreement between Janus Aspen Series and
                     Jefferson National Life Insurance Company.

Exhibit (8)(o)(iv)   Amendment to Fund Participation Agreement among Neuberger
                     Berman Adviser Management Trust, Neuberger Berman
                     Management Inc. and Conseco Variable Insurance Company,Inc.

Exhibit (8)(q)       Participation Agreement among Conseco Variable Insurance
                     Company, Conseco Series Trust and Conseco Equity Sales,Inc.

Exhibit (8)(r)       Participation Agreement by and among Jefferson National
                     Life Insurance Company, Royce Capital Fund and Royce
                     Associates, LLC.

Exhibit (8)(s)       Participation Agreement by and among AIM Variable
                     Insurance Funds, AIM Distributors, Inc., Jefferson National
                     Life Insurance Company and Inviva Securities Corporation.

Exhibit (8)(t)       Participation Agreement by and among Jefferson National
                     Life Insurance Company, PIMCO Variable Insurance Trust and
                     PIMCO Funds Distributors LLC.

Exhibit (8)(u)       Shareholder Services Agreement by and between Jefferson
                     National Life Insurance Company and Third Avenue Management
                     LLC.

Exhibit (10)(a)      Consent of Morgan, Lewis & Bockius LLP.

Exhibit (10)(b)      Consent of Independent Auditors.